UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® New Markets Income Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	29
Registered Public
Accounting Firm
Trustees and Officers	30
Distributions	40
Proxy Voting Results	41

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® New Markets Income Fund	11.10%	14.50%	14.78%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® New Markets Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® New Markets Income Fund

Emerging markets debt ran its streak of double digit returns to four consecutive years during the 12 month period ending December 31, 2005. In that time, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global gained 10.73% . The asset class stumbled in early 2005, falling 1.28% in the first quarter. It recovered well, however, spurred by several factors. Many emerging markets economies improved; oil exporting countries benefited from record high prices for the commodity; many emerging markets nations received credit upgrades; global concerns about rising inflation and interest rates eased; and the debt category was attractive to investors seeking higher yields than U.S. Treasuries. The bonds continued their strong performance through the remainder of ’05, particularly the oil exporting Latin American nations. On an individual country level, the Dominican Republic one of the index’s smallest components was up 24.10%, while the Philippines rose 20.60% . Brazil and Russia, the largest and third largest country weightings, respectively, both gained slightly more than 13%, but Mexico, the second largest component, tempered the benchmark’s overall result with just an 8.08% increase.

For the 12 months that ended December 31, 2005, the fund returned 11.10%, outperform ing the EMBI Global but lagging the 11.76% return of the LipperSM Emerging Markets Debt Funds Average. Security selection in Egypt made the largest contribution to performance versus the index. The Egyptian currency the pound strengthened slightly but steadily throughout 2005. In this environment, the fund benefited from owning the coun try’s locally denominated debt. Investment grade Mexican debt posted a below benchmark return for the year. However, my security selection made a strong contribution to perfor mance. The fund’s positioning in Brazilian debt, approximately 18% of the portfolio on average during the year, was the largest detractor, as underweighting longer maturity Brazilian bonds hurt relative performance. The fund’s position in Ecuador also detracted, albeit to a much smaller extent. Political upheaval in the second quarter had ramifications for Ecuadoran debt.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund ex penses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti cal account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypotheti cal example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,058.00	$4.82
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.52	$4.74

* Expenses are equal to the Fund’s annualized expense ratio of .93%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Five Countries as of December 31, 2005
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Brazil	17.9	17.7
Mexico	8.2	10.2
Turkey	6.9	7.2
United States of America	6.8	2.4
Venezuela	6.6	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Brazilian Federative Republic	17.3	17.5
United Mexican States	8.0	10.2
Turkish Republic	6.9	7.2
Venezuelan Republic	6.6	6.7
Philippine Republic	6.1	5.5
	44.9

Annual Report 8

Investments December 31, 2005
Showing Percentage of Net Assets

Nonconvertible Bonds 12.9%
		Principal	Value
		Amount (c)	(Note 1)

Argentina – 0.2%
Telecom Personal SA 9.25% 12/22/10 (e)		$3,780,000	$ 3,789,450
Bahamas (Nassau) – 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		6,817,000	7,771,380
Brazil – 0.6%
Braskem SA:
11.75% 1/22/14 (e)		3,320,000	4,100,200
12.5% 11/5/08 (e)		3,285,000	3,835,238
Globo Comunicacoes e Participacoes SA (Reg. S)
7.375% 10/20/11 (d)		2,722,573	2,708,960
TOTAL BRAZIL			10,644,398

Cayman Islands – 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		4,210,000	4,673,100
Egypt – 0.3%
Telecom Egypt SAE:
10.7% 2/4/10 (f)	EGP	14,855,300	2,671,430
10.95% 2/4/10	EGP	14,865,300	2,699,132
TOTAL EGYPT			5,370,562

Germany – 1.4%
Citigroup Global Markets Deutschland AG 9.25%
4/19/14 (e)		5,265,000	5,679,619
Dresdner Bank AG 10.375% 8/17/09 (e)		5,310,000	5,894,631
Gazstream SA 5.625% 7/22/13 (e)		7,290,000	7,253,550
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)		5,010,000	5,085,150
TOTAL GERMANY			23,912,950

Indonesia – 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		4,420,000	176,800
0% 7/5/01 (Reg. S) (b)		1,335,000	53,400
TOTAL INDONESIA			230,200

Korea (South) 0.2%
Hanarotelecom, Inc. 7% 2/1/12 (e)		3,930,000	3,861,225
Luxembourg 0.3%
Millicom International Cellular SA 10% 12/1/13		5,725,000	5,896,750
Malaysia – 1.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		3,120,000	3,885,960

See accompanying notes which are an integral part of the financial statements.

9			Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount (c)	(Note 1)

Malaysia – continued
Petroliam Nasional BHD (Petronas): – continued
7.75% 8/15/15 (Reg. S)	$3,800,000	$ 4,541,000
Petronas Capital Ltd.:
7% 5/22/12	10,310,000	11,379,663
7.875% 5/22/22 (Reg. S)	4,805,000	5,987,434
TM Global, Inc. 5.25% 9/22/14	3,855,000	3,847,676
TOTAL MALAYSIA		29,641,733

Mexico – 0.2%
Innova S. de R.L. 9.375% 9/19/13	3,710,000	4,127,375
Netherlands – 0.5%
PT Indosat International Finance Co. BV 7.125%
6/22/12 (e)	8,855,000	8,888,206
Russia – 1.2%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)	11,370,000	12,052,200
OAO Gazprom 9.625% 3/1/13	7,150,000	8,669,375
TOTAL RUSSIA		20,721,575

Tunisia – 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12	3,855,000	4,282,905
United Kingdom – 0.5%
Credit Suisse First Boston International 8% 11/6/15 (e) .	5,330,000	5,500,827
Standard Bank London Ltd. 8.125% 9/30/09	3,100,000	3,217,490
TOTAL UNITED KINGDOM		8,718,317

United States of America – 4.7%
Pemex Project Funding Master Trust:
7.375% 12/15/14	10,670,000	11,854,370
7.75% 9/28/49	16,100,000	16,623,250
7.875% 2/1/09 (f)	7,465,000	7,983,818
8.625% 2/1/22	6,900,000	8,478,375
9.125% 10/13/10	31,420,000	36,054,450
TOTAL UNITED STATES OF AMERICA		80,994,263

TOTAL NONCONVERTIBLE BONDS
(Cost $224,342,686)		223,524,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Government Obligations 76.0%
		Principal	Value
		Amount (c)	(Note 1)

Argentina – 3.0%
Argentine Republic:
discount (with partial capitalization through
12/31/13) 8.28% 12/31/33		$ 24,264,062	$20,381,812
par 1.33% 12/31/38 (f)		35,800,000	11,814,000
4.005% 8/3/12 (f)		5,340,000	4,090,986
Gross Domestic Product Linked Security
12/15/35 (g)		302,339,398	15,872,818
TOTAL ARGENTINA			52,159,616

Brazil – 17.3%
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (f)		5,953,345	5,878,928
5.25% 4/15/12 (f)		10,606,666	10,474,083
8% 1/15/18		15,930,000	17,156,610
8.25% 1/20/34		16,115,000	17,081,900
8.75% 2/4/25		7,535,000	8,326,175
8.875% 10/14/19		8,545,000	9,570,400
8.875% 4/15/24		17,510,000	19,567,425
9.25% 10/22/10		11,840,000	13,248,960
10% 8/7/11		6,900,000	8,021,250
10.5% 7/14/14		19,045,000	23,330,125
11% 1/11/12		6,490,000	7,917,800
11% 8/17/40		80,130,000	103,367,691
12% 4/15/10		20,115,000	24,510,128
12.75% 1/15/20		11,745,000	16,912,800
14.5% 10/15/09		11,945,000	15,349,325
TOTAL BRAZIL			300,713,600

Colombia – 3.4%
Colombian Republic:
6.1422% 11/16/15 (f)		4,020,000	4,100,400
8.125% 5/21/24		6,870,000	7,436,775
8.25% 12/22/14		3,590,000	4,002,850
10% 1/23/12		6,385,000	7,598,150
10.375% 1/28/33		4,010,000	5,283,175
10.5% 7/9/10		5,195,000	6,135,295
10.75% 1/15/13		8,360,000	10,387,300
11.75% 2/25/20		8,881,000	12,388,995
12% 10/22/15	COP	2,407,000,000	1,244,377
TOTAL COLOMBIA			58,577,317

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Government Obligations continued
	Principal		Value
	Amount (c)		(Note 1)

Dominican Republic – 0.7%
Dominican Republic:
9.04% 1/23/18 (e)	$ 7,441,824		$ 7,823,217
9.5% 9/27/11	3,917,650		4,138,018
TOTAL DOMINICAN REPUBLIC			11,961,235

Ecuador 2.6%
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	33,930,000		30,876,300
9.375% 12/15/15 (e)	5,405,000		5,040,163
12% 11/15/12 (e)	2,025,000		2,045,250
12% 11/15/12 (Reg. S)	6,915,000		6,984,150
TOTAL ECUADOR			44,945,863

El Salvador – 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)	4,230,000		4,737,600
Hungary – 0.8%
Republic of Hungary 6.5% 8/24/06	HUF	2,888,850,000	13,526,252
Indonesia – 1.6%
Indonesian Republic:
6.75% 3/10/14	5,345,000		5,338,319
7.25% 4/20/15 (e)	2,305,000		2,365,506
7.5% 1/15/16 (e)	9,005,000		9,365,200
8.5% 10/12/35 (e)	9,115,000		9,912,563
TOTAL INDONESIA			26,981,588

Ivory Coast – 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (b)(f) .	9,628,250		2,070,074
FLIRB 2.5% 3/29/18 (Reg. S) (b)(f)	11,330,000		2,379,300
TOTAL IVORY COAST			4,449,374

Lebanon 2.9%
Lebanese Republic:
7.83% 11/30/09 (e)(f)	10,940,000		11,377,600
7.83% 11/30/09 (f)	3,165,000		3,291,600
8.5% 1/19/16 (e)	5,325,000		5,544,656
10.125% 8/6/08	3,555,000		3,839,400
10.25% 10/6/09 (Reg. S)	6,520,000		7,237,200
11.625% 5/11/16 (Reg. S)	15,275,000		19,017,375
TOTAL LEBANON			50,307,831

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Government Obligations continued
	Principal	Value
	Amount (c)	(Note 1)

Mexico – 8.0%
United Mexican States:
5.875% 1/15/14	$ 11,675,000	$12,083,625
6.375% 1/16/13	3,620,000	3,846,250
6.625% 3/3/15	11,605,000	12,707,475
6.75% 9/27/34	18,050,000	19,742,188
7.5% 1/14/12	11,920,000	13,290,800
7.5% 4/8/33	18,465,000	21,862,560
8% 9/24/22	6,870,000	8,475,863
8.125% 12/30/19	13,260,000	16,276,650
8.3% 8/15/31	5,355,000	6,881,175
11.375% 9/15/16	8,150,000	11,980,500
11.5% 5/15/26	5,660,000	9,258,628
warrants:
9/1/06 (h)(i)	11,070	719,550
10/10/06 (h)(i)	22,145	885,800
11/9/06 (h)(i)	13,835	442,720
TOTAL MEXICO		138,453,784

Nigeria – 0.5%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10	8,053,723	7,884,598
warrants 11/15/20 (h)(i)	4,000	260,000
TOTAL NIGERIA		8,144,598

Pakistan 0.2%
Pakistani Republic 6.75% 2/19/09	3,405,000	3,439,050
Panama – 1.7%
Panamanian Republic:
7.125% 1/29/26	5,370,000	5,463,975
7.25% 3/15/15	4,980,000	5,296,230
8.875% 9/30/27	3,225,000	3,844,200
9.375% 1/16/23	4,185,000	5,241,713
9.375% 4/1/29	1,425,000	1,791,938
9.625% 2/8/11	6,156,000	7,187,130
TOTAL PANAMA		28,825,186

Peru 2.7%
Peruvian Republic:
7.35% 7/21/25	4,690,000	4,619,650
8.375% 5/3/16	4,695,000	5,170,369
8.75% 11/21/33	6,685,000	7,533,995
9.125% 2/21/12	9,690,000	11,095,050

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Government Obligations continued
		Principal	Value
		Amount (c)	(Note 1)

Peru – continued
Peruvian Republic: – continued
9.875% 2/6/15		$ 4,465,000	$ 5,358,000
euro Brady past due interest 5% 3/7/17 (f)		14,739,500	13,891,979
TOTAL PERU			47,669,043

Philippines – 6.1%
Philippine Republic:
8.375% 3/12/09		4,885,000	5,208,631
8.375% 2/15/11		13,005,000	13,996,631
8.875% 3/17/15		8,615,000	9,530,775
9% 2/15/13		15,015,000	16,591,575
9.375% 1/18/17		2,675,000	3,072,906
9.5% 2/2/30		14,060,000	16,643,525
9.875% 3/16/10		4,455,000	5,039,719
9.875% 1/15/19		18,395,000	21,890,050
10.625% 3/16/25		10,970,000	13,986,750
TOTAL PHILIPPINES			105,960,562

Poland – 0.9%
Polish Government:
0% 8/12/06	PLN	26,765,000	8,019,201
8.5% 5/12/06	PLN	24,865,000	7,769,117
TOTAL POLAND			15,788,318

Russia – 4.5%
Russian Federation:
5% 3/31/30 (Reg. S) (d)		4,727,500	5,330,256
11% 7/24/18 (Reg. S)		20,182,000	29,869,360
12.75% 6/24/28 (Reg. S)		17,667,000	32,418,945
Russian Federation Ministry of Finance Series VII, 3%
5/14/11		12,170,000	10,861,725
TOTAL RUSSIA			78,480,286

Serbia & Montenegro – 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		5,575,000	4,955,618
South Africa 1.4%
South African Republic:
7.375% 4/25/12		11,965,000	13,281,150
8.5% 6/23/17		2,395,000	3,017,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Government Obligations continued
		Principal	Value
		Amount (c)	(Note 1)

South Africa – continued
South African Republic: – continued
9.125% 5/19/09		$ 3,025,000	$ 3,391,781
13% 8/31/10	ZAR	27,035,000	5,217,010
TOTAL SOUTH AFRICA			24,907,641

Turkey 6.9%
Turkish Republic:
7% 6/5/20		16,110,000	16,291,238
8% 2/14/34		7,475,000	8,231,844
11% 1/14/13		26,445,000	33,552,094
11.5% 1/23/12		12,500,000	15,859,375
11.75% 6/15/10		9,120,000	11,172,000
11.875% 1/15/30		12,120,000	18,634,500
13.7495% to 13.9006% 7/5/06	TRY	24,225,000	16,732,560
TOTAL TURKEY			120,473,611

Ukraine – 0.3%
City of Kiev 8.75% 8/8/08		4,995,000	5,232,263
United States of America – 2.1%
U.S. Treasury Notes 4.5% 11/15/15		35,740,000	36,033,175
Uruguay – 0.5%
Uruguay Republic:
7.25% 2/15/11		2,650,000	2,696,375
7.5% 3/15/15		5,870,000	6,031,425
TOTAL URUGUAY			8,727,800

Venezuela – 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		168,700	4,892,300
5.1938% 4/20/11 (f)		15,495,000	15,185,100
5.375% 8/7/10		12,510,000	11,978,325
7% 12/1/18 (Reg. S)		6,245,000	6,026,425
7.65% 4/21/25		12,035,000	12,341,893
9.25% 9/15/27		21,935,000	26,047,813
9.375% 1/13/34		7,050,000	8,361,300
10.75% 9/19/13		10,540,000	13,011,630
13.625% 8/15/18		11,233,000	16,344,015
TOTAL VENEZUELA			114,188,801

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Government Obligations continued
		Principal	Value
		Amount (c)	(Note 1)
Vietnam – 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		$ 7,100,000	$ 7,392,875
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,239,721,706)			1,317,032,887
Common Stocks 0.1%
		Shares
Bermuda – 0.1%
APP China Group Ltd.
(Cost $2,054,053)		42,508	2,210,416
Sovereign Loan Participations 0.2%
		Principal
		Amount (c)
Morocco – 0.2%
Moroccan Kingdom loan participation – JP Morgan
4.7188% 1/2/09 (f)
(Cost $4,267,376)		$ 4,302,500	4,286,366
Money Market Funds 8.7%
		Shares
Fidelity Cash Central Fund, 4.28% (a)
(Cost $151,451,268)		151,451,268	151,451,268
Purchased Options 0.1%
	Expiration Date/	Underlying
	Strike Price	Face Amount
Russia – 0.1%
Lehman Brothers Holdings, Inc. Call
Option on $89,215,000 notional
amount of Russian Federation 5%
3/31/30 (Reg. S)	January 2006/
(Cost $794,014)	$111.38	$ 100,589,913	1,356,068
TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $1,622,631,103)			1,699,861,394

NET OTHER ASSETS – 2.0%			34,195,385
NET ASSETS 100%			$ 1,734,056,779

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Security Type Abbreviations
FLIRB	—	Front Loaded Interest
Reduction Bonds

Currency Abbreviations
COP	—	Colombian peso
EGP	—	Egyptian pound
HUF	—	Hungarian forint
PLN	—	Polish zloty (new)
TRY	—	New Turkish Lira
ZAR	—	South African rand

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Non-income producing – Issuer is in
default.

(c) Principal amount is stated in United
States dollars unless otherwise noted.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $132,332,024
or 7.6% of net assets.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Security is linked to Argentine Republic
Gross Domestic Product (GDP). Security
does not pay principal over life of
security or at expiration. Payments are
based on growth of Argentine GDP,
subject to certain conditions.

(h) Quantity represents share amount.

(i) Non-income producing

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 2,422,178

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S.
Government Agency Obligations	2.1%
AAA, AA, A	3.7%
BBB	19.1%
BB	34.2%
B	20.8%
CCC, CC, C	2.6%
Not Rated	4.2%
Equities	1.5%
Other Investments	0.1%
Short Term Investments and Net
Other Assets	11.7%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,471,179,835)	$1,548,410,126
Affiliated Central Funds (cost $151,451,268)	151,451,268
Total Investments (cost $1,622,631,103)		$1,699,861,394
Receivable for investments sold		451,237
Receivable for fund shares sold		4,908,428
Interest receivable		35,168,761
Prepaid expenses		7,295
Other affiliated receivables		1,333
Other receivables		22,551
Total assets		1,740,420,999

Liabilities
Payable for investments purchased	$511,850
Payable for fund shares redeemed	2,940,698
Distributions payable	1,413,517
Accrued management fee	951,752
Other affiliated payables	284,777
Other payables and accrued expenses	261,626
Total liabilities		6,364,220

Net Assets		$ 1,734,056,779
Net Assets consist of:
Paid in capital		$1,649,946,897
Undistributed net investment income		1,992,986
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		5,116,681
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		77,000,215
Net Assets, for 120,231,042 shares outstanding		$ 1,734,056,779
Net Asset Value, offering price and redemption price per
share ($1,734,056,779 ÷ 120,231,042 shares)		$ 14.42

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$ 809,961
Interest		98,471,016
Income from affiliated Central Funds		2,422,178
Total income		101,703,155

Expenses
Management fee	$ 9,702,968
Transfer agent fees	2,389,346
Accounting fees and expenses	626,422
Independent trustees’ compensation	6,270
Custodian fees and expenses	339,173
Registration fees	159,546
Audit	102,427
Legal	149,150
Miscellaneous	91,843
Total expenses before reductions	13,567,145
Expense reductions	(44,868)	13,522,277

Net investment income		88,180,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,351,399
Foreign currency transactions	(492,047)
Total net realized gain (loss)		38,859,352
Change in net unrealized appreciation (depreciation) on:
Investment securities	30,115,200
Assets and liabilities in foreign currencies	(264,420)
Total change in net unrealized appreciation
(depreciation)		29,850,780
Net gain (loss)		68,710,132
Net increase (decrease) in net assets resulting from
operations		$ 156,891,010

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 88,180,878	$ 57,307,201
Net realized gain (loss)	38,859,352	42,817,588
Change in net unrealized appreciation (depreciation) .	29,850,780	3,563,130
Net increase (decrease) in net assets resulting
from operations	156,891,010	103,687,919
Distributions to shareholders from net investment income .	(87,968,958)	(59,295,326)
Distributions to shareholders from net realized gain	(55,353,202)	(23,403,975)
Total distributions	(143,322,160)	(82,699,301)
Share transactions
Proceeds from sales of shares	883,963,469	542,449,906
Reinvestment of distributions	130,772,658	75,041,520
Cost of shares redeemed	(395,305,602)	(408,695,095)
Net increase (decrease) in net assets resulting from
share transactions	619,430,525	208,796,331
Redemption fees	405,329	539,982
Total increase (decrease) in net assets	633,404,704	230,324,931

Net Assets
Beginning of period	1,100,652,075	870,327,144
End of period (including undistributed net investment
income of $1,992,986 and undistributed net invest-
ment income of $4,898,748, respectively)	$ 1,734,056,779	$ 1,100,652,075

Other Information
Shares
Sold	62,135,556	38,999,881
Issued in reinvestment of distributions	9,151,336	5,425,865
Redeemed	(27,845,898)	(30,267,806)
Net increase (decrease)	43,440,994	14,157,940

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 14.33	$ 13.90	$ 11.32	$ 10.91	$ 11.39
Income from Investment
Operations
Net investment incomeB	869.857		.899	.868E	1.242D,E
Net realized and unrealized
gain (loss)	638.775		2.503	.435E	(.527)D,E
Total from investment
operations	1.507	1.632	3.402	1.303	.715
Distributions from net investment
income	(.861)	(.880)	(.795)	(.909)	(1.207)
Distributions from net realized
gain	(.560)	(.330)	(.050)	—	—
Total distributions	(1.421)	(1.210)	(.845)	(.909)	(1.207)
Redemption fees added to paid
in capitalB	004.008		.023	.016	.012
Net asset value, end of period .	$ 14.42	$ 14.33	$ 13.90	$ 11.32	$ 10.91
Total ReturnA	11.10%	12.50%	31.11%	12.62%	6.65%
Ratios to Average Net AssetsC
Expenses before reductions	94%	.94%	.97%	1.00%	1.00%
Expenses net of fee waivers,
if any	94%	.94%	.97%	1.00%	1.00%
Expenses net of all reductions	.94%	.94%	.97%	1.00%	.99%
Net investment income	6.12%	6.26%	7.00%	7.90%E	11.04%D,E
Supplemental Data
Net assets, end of period
(000 omitted)	$1,734,057	$1,100,652	$870,327	$425,175	$298,287
Portfolio turnover rate	196%	237%	270%	219%	259%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31,
2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended
December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.064 and $.064 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.48% and 11.61% to 7.90% and 11.04%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report 22

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a non diversified fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds which are open end investment companies available to invest ment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

23 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued
Foreign Currency continued

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Annual Report

24

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term cap gains, foreign currency transac tions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$80,935,897
Unrealized depreciation	(7,444,631)
Net unrealized appreciation (depreciation)	73,491,266
Undistributed ordinary income	4,485,977
Undistributed long term capital gain	2,473,257

Cost for federal income tax purposes	$1,626,370,128

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$122,155,449	$65,964,892
Long term Capital Gains	21,166,711	16,734,409
Total	$143,322,160	$82,699,301

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities.

25 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Repurchase Agreements continued

Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund’s exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption “Purchased Options.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts’ terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over the counter are valued using dealer supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,046,355,217 and $2,539,401,980, respectively.

Annual Report

26

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .67% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,451 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $11,243 and $23,174, respectively.

27 Annual Report

Notes to Financial Statements continued
7. Credit Risk.

The fund’s relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obliga tions reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund’s investments and the income they generate, as well as the fund’s ability to repatriate such amounts.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity New Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Markets Income Fund (a fund of Fidelity School Street Trust) at Decem ber 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity New Markets Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

29 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

30

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of New Markets Income. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

32

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Annual Report

34

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of New Markets Income. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High In come Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

John Carlson (55)

Year of Election or Appointment: 1996

Vice President of New Markets Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of New Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of New Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of New Markets Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

36

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of New Markets Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of New Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of New Markets Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of New Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of New Markets Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of New Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1993

Assistant Treasurer of New Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of New Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of New Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

38

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

39 Annual Report

Distributions

The Board of Trustees of Fidelity New Markets Income Fund voted to pay on Febru-ary 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $.06 per share derived from capital gains realized from sales of port folio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $9,664,210, or, if subsequently determined to be different, the net capital gain of such year.

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are 100% and 0%, respectively.

The fund designates $29,757,865 of distributions paid during the fiscal year as qualifying to be taxed as short term capital gain dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

40

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	3,439,966,260.55	79.178
Against	621,366,942.79	14.302
Abstain	139,208,868.34	3.204
Broker
Non Votes .	144,047,329.45	3.316
TOTAL	4,344,589,401.13	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,173,404,574.63	96.060
Withheld	171,184,826.50	3.940
TOTAL	4,344,589,401.13	100.000
Albert R. Gamper, Jr.B
Affirmative	4,170,122,794.06	95.984
Withheld	174,466,607.07	4.016
TOTAL	4,344,589,401.13	100.000
Robert M. Gates
Affirmative	4,165,428,986.60	95.876
Withheld	179,160,414.53	4.124
TOTAL	4,344,589,401.13	100.000
George H. Heilmeier
Affirmative	4,164,278,134.21	95.850
Withheld	180,311,266.92	4.150
TOTAL	4,344,589,401.13	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	4,146,143,630.16	95.432
Withheld	198,445,770.97	4.568
TOTAL	4,344,589,401.13	100.000

Edward C. Johnson 3d
Affirmative	4,144,055,199.71	95.384
Withheld	200,534,201.42	4.616
TOTAL	4,344,589,401.13	100.000

Stephen P. Jonas
Affirmative	4,171,042,907.37	96.005
Withheld	173,546,493.76	3.995
TOTAL	4,344,589,401.13	100.000

Marie L. Knowles
Affirmative	4,170,603,081.87	95.995
Withheld	173,986,319.26	4.005
TOTAL	4,344,589,401.13	100.000

Ned C. Lautenbach
Affirmative	4,169,502,791.14	95.970
Withheld	175,086,609.99	4.030
TOTAL	4,344,589,401.13	100.000

Marvin L. Mann
Affirmative	4,160,413,057.12	95.761
Withheld	184,176,344.01	4.239
TOTAL	4,344,589,401.13	100.000

William O. McCoy
Affirmative	4,157,416,622.57	95.692
Withheld	187,172,778.56	4.308
TOTAL	4,344,589,401.13	100.000

Robert L. Reynolds
Affirmative	4,168,228,050.41	95.941
Withheld	176,361,350.72	4.059
TOTAL	4,344,589,401.13	100.000

41 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	4,169,710,009.66	95.975
Withheld	174,879,391.47	4.025
TOTAL	4,344,589,401.13	100.000

William S. Stavropoulos
Affirmative	4,161,802,347.69	95.793
Withheld	182,787,053.44	4.207
TOTAL	4,344,589,401.13	100.000

Kenneth L. Wolfe
Affirmative	4,165,895,445.21	95.887
Withheld	178,693,955.92	4.113
TOTAL	4,344,589,401.13	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

42

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

43 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 44

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

45 Annual Report

45

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 46

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Fidelity Investments Japan Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1 800 544 0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

NMI-UANN-0206 1.787734.102

Fidelity® Strategic Income Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	43	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	47	Notes to the financial statements.
Report of Independent	54
Registered Public
Accounting Firm
Trustees and Officers	55
Distributions	66
Proxy Voting Results	67

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Fidelity Strategic Income Fund	3.12%	9.30%	7.39%
A From May 1, 1998.
$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on May 1, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch U.S. High Yield Master II Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Derek Young and Christopher Sharpe, Lead Co Managers of Fidelity® Strategic Income Fund

The world’s four major bond categories had varying performance during the 12 month period ending December 31, 2005. Emerging markets bonds did the best overall. Improved local economies, the excellent showing of oil exporting countries and a number of credit upgrades contributed to the 10.73% advance of the J.P. Morgan Emerging Markets Bond Index Global the benchmark’s fourth straight double digit annual return. U.S. high yield didn’t fare as well, as the Merrill Lynch® U.S High Yield Master II Index gained only 2.74% . Intermittent weakness in the auto and air transportation industries, along with concerns about rising inflation and interest rates, subdued the asset class’s performance. U.S. government debt also struggled with interest rates and inflation, leading to a modest 2.65% return for the Lehman Brothers® Government Bond Index. Still, that was better than foreign developed markets debt. The Citigroup® Non U.S. Group of 7 Index fell 5.38% during the past year, hurt by the renewed strength of the U.S. dollar and the more compelling yields of U.S. Treasuries.

For the year ending December 31, 2005, the fund returned 3.12%, while the Fidelity Strategic Income Composite Index and the LipperSM Multi Sector Income Funds Average rose 2.66% and 2.19%, respectively. The fund’s asset allocation strategy of balancing aggres sive and conservative fixed income investments worked for the most part as intended relative to the composite index, and security selection was generally favorable across all four fixed income classes. The dollar’s strength versus major currencies, however, had a dampening effect on absolute returns. A significant contribution came from the emerging markets subportfolio, whose double digit return was led mainly by astute security selection in such areas as Mexico, Turkey and Argentina. The high yield subportfolio also outper formed, largely due to its favorable positioning in automotive and telecommunications issues. The U.S. government subportfolio finished slightly behind its benchmark, hurt somewhat by its defensive positioning in certain government agency debt issues. The foreign developed markets subportfolio, which ended in negative territory, still found value in certain sovereign debt issues in Canada and outperformed its index.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

7 Annual Report

Shareholder Expense Example continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,017.50	$3.81
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.42	$3.82

* Expenses are equal to the Fund’s annualized expense ratio of .75%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

8

Investment Changes

Top Five Holdings as of December 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
U.S. Treasury Obligations	17.6	16.9
Fannie Mae	7.1	5.5
German Federal Republic	3.9	3.3
Freddie Mac	3.6	2.5
Brazilian Federative Republic	2.4	2.4
	34.6
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Consumer Discretionary	11.6	12.3
Telecommunication Services	7.5	8.8
Financials	5.5	4.2
Energy	4.4	4.8
Industrials	3.9	2.9

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

9 Annual Report

Investments Changes continued

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

Annual Report 10

Investments December 31, 2005
Showing Percentage of Net Assets

Corporate Bonds 37.6%
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Convertible Bonds 0.1%

INFORMATION TECHNOLOGY – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Atmel Corp. 0% 5/23/21		$6,275	$3,020
ON Semiconductor Corp. 0% 4/15/24		620	493
			3,513
Nonconvertible Bonds – 37.5%

CONSUMER DISCRETIONARY – 9.3%
Auto Components 0.9%
Affinia Group, Inc. 9% 11/30/14		4,780	3,705
Delco Remy International, Inc.:
9.375% 4/15/12		830	241
11% 5/1/09		980	363
Goodyear Tire & Rubber Co. 9% 7/1/15 (g)		9,085	8,971
Stoneridge, Inc. 11.5% 5/1/12		635	648
Tenneco, Inc. 8.625% 11/15/14		5,350	5,029
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,376	3,646
11% 2/15/13		2,439	2,732
United Components, Inc. 9.375% 6/15/13		610	607
Visteon Corp. 7% 3/10/14		6,710	5,234
			31,176
Automobiles – 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	800	953
Renault SA 0.3438% 4/23/07 (j)	JPY	200,000	1,690
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	869
			3,512
Hotels, Restaurants & Leisure 2.1%
Carrols Corp. 9% 1/15/13		4,090	3,978
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (g)(j)		1,480	1,502
9.875% 12/15/12 (g)		1,120	1,137
Gaylord Entertainment Co.:
6.75% 11/15/14		5,965	5,846
8% 11/15/13		2,055	2,150
Herbst Gaming, Inc. 8.125% 6/1/12		1,125	1,170
ITT Corp. 7.375% 11/15/15		2,850	3,085
Kerzner International Ltd. 6.75% 10/1/15 (g)		5,240	5,083
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,881

See accompanying notes which are an integral part of the financial statements.

11			Annual Report

Investments continued

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Mandalay Resort Group:
6.375% 12/15/11	$1,780	$1,771
6.5% 7/31/09	2,865	2,897
MGM MIRAGE:
6% 10/1/09	1,360	1,353
6.625% 7/15/15	7,960	7,940
6.75% 9/1/12	1,685	1,708
8.5% 9/15/10	275	298
Mohegan Tribal Gaming Authority 6.875% 2/15/15 .	3,040	3,063
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	1,845	1,827
Scientific Games Corp. 6.25% 12/15/12	880	865
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	1,925	1,964
7.875% 5/1/12	1,480	1,632
Station Casinos, Inc. 6% 4/1/12	2,740	2,743
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	8,065	5,484
Universal City Development Partners Ltd./UCDP
Finance, Inc. 11.75% 4/1/10	3,280	3,657
Vail Resorts, Inc. 6.75% 2/15/14	6,165	6,180
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,095
9% 1/15/12	950	969
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (g)	811	868
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,300	1,363
		74,509
Household Durables – 0.7%
D.R. Horton, Inc. 7.875% 8/15/11	200	216
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (g)(j)	920	915
7.875% 12/15/12 (g)	4,105	3,818
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	970	922
6.25% 1/15/15	1,750	1,631
7.75% 5/15/13	4,210	4,210
KB Home 8.625% 12/15/08	1,800	1,899
Kimball Hill, Inc. 10.5% 12/15/12 (g)	2,230	2,219
Meritage Homes Corp. 6.25% 3/15/15	2,590	2,344

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Standard Pacific Corp.:
7.75% 3/15/13	$1,000	$978
9.25% 4/15/12	1,535	1,573
Technical Olympic USA, Inc.:
7.5% 1/15/15	3,305	2,743
10.375% 7/1/12	340	335
Tempur-Pedic, Inc./Tempur Production USA, Inc.
10.25% 8/15/10	1,395	1,503
		25,306
Leisure Equipment & Products – 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	950	888
Media – 4.6%
Cablevision Systems Corp. 8% 4/15/12	10,400	9,672
CanWest Media, Inc. 8% 9/15/12	1,130	1,158
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (e)(g)	1,400	770
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (g)	6,899	5,726
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	3,650	3,632
Corus Entertainment, Inc. 8.75% 3/1/12	1,875	2,016
CSC Holdings, Inc.:
7% 4/15/12 (g)(j)	5,610	5,301
7.625% 4/1/11	3,575	3,557
7.625% 7/15/18	17,830	16,849
7.875% 2/15/18	11,635	11,228
EchoStar DBS Corp.:
6.625% 10/1/14	10,955	10,489
9.125% 1/15/09	948	993
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (f)	2,548	2,535
10.25% 10/20/11 (f)	3,471	3,519
10.25% 10/20/11 (f)(g)	221	224
Haights Cross Communications, Inc. 0% 8/15/11 (e) .	2,480	1,389
Haights Cross Operating Co. 11.75% 8/15/11	1,310	1,389
Houghton Mifflin Co.:
0% 10/15/13 (e)	10,470	8,167
8.25% 2/1/11	2,845	2,941

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Houghton Mifflin Co.: – continued
9.875% 2/1/13		$9,435	$9,966
iesy Repository GmbH 10.375% 2/15/15 (g)		3,210	3,330
Innova S. de R.L. 9.375% 9/19/13		12,265	13,645
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,541
8.5% 7/15/29		7,010	6,942
PanAmSat Corp.:
6.375% 1/15/08		920	920
9% 8/15/14		2,980	3,129
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,505
10.375% 9/1/14 (g)		10,205	11,430
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,063
Susquehanna Media Co. 7.375% 4/15/13		1,090	1,161
Vertis, Inc. 10.875% 6/15/09		3,925	3,876
			159,063
Multiline Retail – 0.6%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,407
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		5,340	5,447
10.375% 10/15/15 (g)		8,795	8,949
Pinault Printemps Redoute SA 5% 1/23/09	EUR	2,000	2,466
			19,269
Textiles, Apparel & Luxury Goods – 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)		6,065	4,412
Levi Strauss & Co. 9.75% 1/15/15		5,185	5,354
			9,766

TOTAL CONSUMER DISCRETIONARY			323,489

CONSUMER STAPLES 0.6%
Food & Staples Retailing – 0.2%
Ahold Finance USA, Inc. 6.5% 3/14/17	GBP	2,000	3,455
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,200	2,075
			5,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

CONSUMER STAPLES – continued
Food Products 0.4%
Dean Foods Co.:
6.625% 5/15/09		$40	$41
6.9% 10/15/17		1,050	1,071
Doane Pet Care Co.:
10.625% 11/15/15 (g)		1,805	1,884
10.75% 3/1/10		1,050	1,145
Hines Nurseries, Inc. 10.25% 10/1/11		520	510
Michael Foods, Inc. 8% 11/15/13		610	625
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11		1,430	1,480
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,670	2,483
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,411
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,297
			13,947
Household Products – 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	339
Personal Products 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	693

TOTAL CONSUMER STAPLES			20,509

ENERGY 4.0%
Energy Equipment & Services – 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,944
Hanover Compressor Co.:
8.625% 12/15/10		720	761
9% 6/1/14		2,720	2,958
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,416
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)		6,265	7,803
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,691
SESI LLC 8.875% 5/15/11		30	32
			21,605
Oil, Gas & Consumable Fuels – 3.4%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,757
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (g)		1,210	1,222
Chaparral Energy, Inc. 8.5% 12/1/15 (g)		2,600	2,659

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp.:
7% 8/15/14		$1,135	$1,176
7.5% 6/15/14		1,115	1,176
El Paso Corp.:
6.375% 2/1/09 (g)		330	323
7.625% 8/16/07		1,670	1,687
7.75% 6/15/10 (g)		1,645	1,684
7.75% 10/15/35 (g)		240	238
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,150
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,335
EXCO Resources, Inc. 7.25% 1/15/11		880	893
Forest Oil Corp. 8% 12/15/11		190	208
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,800	2,453
Gazstream SA 5.625% 7/22/13 (g)		2,515	2,502
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,532
Houston Exploration Co. 7% 6/15/13		680	653
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	536
Markwest Energy Partners LP/ Markwest Energy
Finance Corp. 6.875% 11/1/14 (g)		2,560	2,355
Massey Energy Co. 6.875% 12/15/13 (g)		4,630	4,671
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	1,000	1,149
OAO Gazprom 9.625% 3/1/13		610	740
Pan American Energy LLC 7.125% 10/27/09 (g)		2,540	2,569
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	899
7.75% 9/28/49		8,536	8,813
8.625% 2/1/22		7,470	9,179
9.125% 10/13/10		2,085	2,393
Petrobras Energia SA 9.375% 10/30/13		2,350	2,520
Range Resources Corp. 7.375% 7/15/13		2,945	3,026
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,221
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (g)		1,320	1,353
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,148
Venoco, Inc. 8.75% 12/15/11		1,980	2,010
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,142
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (g)		2,680	2,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Williams Companies, Inc.:
7.625% 7/15/19		$11,060	$11,789
7.75% 6/15/31		1,800	1,917
7.875% 9/1/21		4,260	4,622
8.75% 3/15/32		3,605	4,193
YPF SA:
10% 11/2/28		2,685	3,155
yankee 9.125% 2/24/09		1,031	1,121
			115,883

TOTAL ENERGY			137,488

FINANCIALS – 4.7%
Capital Markets 0.3%
Banco BPI SA 0.115% 2/12/07 (j)	JPY	200,000	1,688
Bank of Scotland International Australia Ltd. 3.5386%
9/7/06 (j)	CAD	1,500	1,291
E*TRADE Financial Corp. 7.375% 9/15/13 (g)		1,530	1,553
Macquarie Bank Ltd. 0.2138% 2/10/06 (j)	JPY	200,000	1,696
Merrill Lynch & Co., Inc. 0.3856% 5/28/08 (j)	JPY	200,000	1,702
UFJ Bank Ltd. 0.6906% 5/29/11 (j)	JPY	200,000	1,698
			9,628
Commercial Banks – 1.2%
Australia & New Zealand Banking Group Ltd.
3.6729% 12/29/06 (j)	CAD	1,500	1,291
Banca Popolare di Lodi Investment Trust 6.742%
6/30/49 (j)	EUR	2,500	3,191
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,250	1,473
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	2,820	1,209
Commonwealth Bank of Australia 3.4957%
11/28/06 (j)	CAD	1,500	1,291
Dresdner Bank AG 10.375% 8/17/09 (g)		5,955	6,611
European Investment Bank 4% 10/15/37	EUR	5,190	6,432
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner
Bank AG for Kyivstar GSM) (g)		4,075	4,136
Rabobank Nederland 3.4243% 2/23/07 (j)	CAD	2,000	1,720
Standard Chartered Bank PLC 3.625% 2/3/17 (f)	EUR	530	630
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375%
10/15/49 (j)	EUR	2,000	2,399

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Commercial Banks – continued
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)		$8,155	$8,905
Westpac Banking Corp. 3.2871% 1/27/06 (j)	CAD	1,500	1,290
			40,578
Consumer Finance – 1.2%
Countrywide Home Loans, Inc. 3.6686% 3/7/06 (j)	CAD	1,500	1,290
Ford Credit Europe PLC:
3.492% 9/30/09 (j)	EUR	1,750	1,733
5% 7/16/07	EUR	250	276
General Motors Acceptance Corp.:
6.75% 12/1/14		10,360	9,324
6.875% 9/15/11		5,620	5,128
6.875% 8/28/12		6,705	6,043
8% 11/1/31		17,775	17,242
GMAC International Finance BV 3.423% 3/1/06 (j) .	EUR	500	584
			41,620
Diversified Financial Services – 0.7%
Aries Vermogensverwaltngs GmbH 9.6%
10/25/14 (g)		1,500	1,933
BAT International Finance PLC 3.02% 4/3/06 (j)	EUR	2,000	2,369
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	13,177
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75% 11/15/13		1,390	1,324
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,766
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		2,753	2,929
Volkswagen International Finance NV 0.4013%
11/30/07 (j)	JPY	300,000	2,545
			26,043
Insurance – 0.2%
AIG SunAmerica Institutional Funding III Ltd. 5.5%
3/7/11	EUR	1,000	1,303
Brit Insurance Holdings PLC 6.625% 12/9/30 (j)	GBP	525	902
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	2,000	2,363
JPMorgan Bank Luxembourg SA 5% (j)	EUR	1,200	1,427
Old Mutual PLC 5% (j)	EUR	700	833
			6,828

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate 0.7%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (g)		$3,810	$3,800
8.125% 6/1/12		4,495	4,652
BF Saul REIT 7.5% 3/1/14		4,460	4,599
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09		3,745	3,946
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,529
8.625% 1/15/12		3,610	3,953
			23,479
Thrifts & Mortgage Finance – 0.4%
Nationwide Building Society 0.0888% 3/3/06 (j)	JPY	200,000	1,696
Residential Capital Corp.:
6.375% 6/30/10		7,020	7,133
6.875% 6/30/15		4,995	5,308
			14,137

TOTAL FINANCIALS			162,313

HEALTH CARE – 1.2%
Biotechnology – 0.1%
Polypore, Inc. 8.75% 5/15/12		2,245	1,964
Health Care Providers & Services – 0.9%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,457
Beverly Enterprises, Inc. 7.875% 6/15/14		6,915	7,416
HCA, Inc.:
5.75% 3/15/14		1,000	965
6.75% 7/15/13		2,040	2,099
National Nephrology Associates, Inc. 9% 11/1/11 (g)		700	775
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,037	1,115
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	424
Rural/Metro Corp. 9.875% 3/15/15 (g)		2,335	2,393
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		2,490	2,515
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (g)		3,130	3,177

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

HEALTH CARE – continued
Health Care Providers & Services – continued
U.S. Oncology, Inc. 9% 8/15/12		$1,660	$1,772
Vanguard Health Holding Co. II LLC 9% 10/1/14		4,600	4,888
			31,996
Pharmaceuticals – 0.2%
CDRV Investors, Inc. 0% 1/1/15 (e)		5,065	3,102
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,968
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,289
VWR International, Inc.:
6.875% 4/15/12		170	168
8% 4/15/14		480	474
			8,001

TOTAL HEALTH CARE			41,961

INDUSTRIALS – 3.1%
Aerospace & Defense – 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11		1,825	1,916
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,269
Orbimage Holdings, Inc. 13.15% 7/1/12 (g)(j)		2,250	2,396
			5,581
Airlines – 0.6%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		5,172	4,241
7.379% 11/23/17		1,251	1,025
AMR Corp.:
9% 8/1/12		1,095	953
9% 9/15/16		855	735
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		162	142
6.9% 7/2/18		998	878
8.312% 10/2/12		1,399	1,259
8.388% 5/1/22		72	63
9.798% 4/1/21		3,453	3,453
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190	1,173
7.711% 9/18/11		1,225	992
7.92% 5/18/12		4,195	3,440
10.06% 1/2/16 (c)		160	96

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Airlines – continued
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	$287	$267
7.248% 7/2/14	452	59
7.626% 4/1/10	126	69
7.691% 4/1/17	522	413
7.95% 9/1/16	1,337	1,150
8.07% 1/2/15	2,012	603
8.304% 9/1/10	382	282
NWA Trust 10.23% 6/21/14	299	257
		21,550
Building Products 0.2%
ACIH, Inc. 0% 12/15/12 (e)(g)	315	222
Jacuzzi Brands, Inc. 9.625% 7/1/10	625	664
Maax Holdings, Inc. 0% 12/15/12 (e)	6,050	2,178
NTK Holdings, Inc. 0% 3/1/14 (e)	8,740	5,463
		8,527
Commercial Services & Supplies – 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13 .	200	189
Allied Security Escrow Corp. 11.375% 7/15/11	2,950	2,832
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	220	195
9.25% 5/1/21	250	253
Mac-Gray Corp. 7.625% 8/15/15	850	861
R.H. Donnelley Finance Corp. I 10.875%
12/15/12 (g)	530	596
		4,926
Construction & Engineering – 0.1%
Blount, Inc. 8.875% 8/1/12	1,590	1,681
Electrical Equipment – 0.4%
FIMEP SA 10.5% 2/15/13	5,965	6,755
General Cable Corp. 9.5% 11/15/10	3,930	4,166
Polypore, Inc. 0% 10/1/12 (e)	7,860	4,362
		15,283
Machinery – 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (g)	1,410	1,438
Cummins, Inc.:
7.125% 3/1/28	2,195	2,195

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Machinery – continued
Cummins, Inc.: – continued
9.5% 12/1/10 (j)	$290	$312
Navistar International Corp. 7.5% 6/15/11	860	815
		4,760
Marine – 0.3%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	723	777
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	1,774	1,472
OMI Corp. 7.625% 12/1/13	4,965	5,039
Ultrapetrol Bahamas Ltd. 9% 11/24/14	2,360	2,207
		9,495
Road & Rail 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (g)	2,688	2,715
Hertz Corp.:
8.875% 1/1/14 (g)	3,840	3,893
10.5% 1/1/16 (g)	3,930	4,014
Kansas City Southern Railway Co.:
7.5% 6/15/09	3,400	3,511
9.5% 10/1/08	1,715	1,861
TFM SA de CV:
9.375% 5/1/12 (g)	6,730	7,386
yankee 10.25% 6/15/07	2,451	2,598
		25,978
Trading Companies & Distributors – 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13 (g)	700	733
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)	8,640	9,072
		9,805

TOTAL INDUSTRIALS		107,586

INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.5%
L-3 Communications Corp. 6.375% 10/15/15 (g)	4,910	4,910
Lucent Technologies, Inc.:
6.45% 3/15/29	11,490	9,795
6.5% 1/15/28	3,670	3,097
		17,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)	$1,290	$1,251
Celestica, Inc. 7.875% 7/1/11	10,510	10,563
		11,814
IT Services – 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16	14,115	13,127
8.25% 7/1/11	620	626
8.625% 4/1/13	1,080	1,123
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (g)(j)	3,620	3,733
9.125% 8/15/13 (g)	6,770	6,998
10.25% 8/15/15 (g)	2,410	2,389
		27,996
Office Electronics – 0.8%
Xerox Capital Trust I 8% 2/1/27	10,920	11,220
Xerox Corp.:
7.2% 4/1/16	4,495	4,697
7.625% 6/15/13	11,830	12,510
		28,427
Semiconductors & Semiconductor Equipment – 0.7%
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (g)(j)	4,690	4,784
11.875% 12/1/15 (g)	2,315	2,332
Freescale Semiconductor, Inc. 7.125% 7/15/14	7,415	7,841
New ASAT Finance Ltd. 9.25% 2/1/11	2,855	2,070
Viasystems, Inc. 10.5% 1/15/11	5,785	5,438
		22,465

TOTAL INFORMATION TECHNOLOGY		108,504

MATERIALS 3.3%
Chemicals – 1.0%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	7,185	8,029
Braskem SA 11.75% 1/22/14 (g)	1,000	1,235
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	1,735	1,260
Series B, 0% 10/1/14 (e)	11,500	8,338

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Chemicals – continued
Huntsman ICI Chemicals LLC 10.125% 7/1/09		$2,498	$2,573
Huntsman LLC:
11.4% 7/15/11 (j)		830	880
11.625% 10/15/10		641	731
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		8,570	6,770
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,490
Phibro Animal Health Corp. 13% 12/1/07 unit		2,249	2,316
			33,622
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (g)		820	847
Containers & Packaging – 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	897
BWAY Corp. 10% 10/15/10		2,380	2,496
Constar International, Inc. 11% 12/1/12		2,635	1,924
Crown Cork & Seal, Inc.:
7.5% 12/15/96		1,150	909
8% 4/15/23		4,615	4,407
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,875
7.75% 5/15/11		470	490
8.25% 5/15/13		1,755	1,812
Sealed Air Finance 5.625% 7/19/06	EUR	750	899
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		1,300	1,411
			18,120
Metals & Mining – 1.3%
Alrosa Finance SA (Reg. S) 8.875% 11/17/14		1,070	1,231
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,321
0% 6/1/13 (e)		3,710	3,209
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	4,923
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		2,430	2,533
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,833
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,185
10.125% 2/1/10		1,890	2,065
Gerdau SA 8.875% (g)		3,190	3,302
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,710
Ispat Inland ULC 9.75% 4/1/14		1,385	1,565

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Metals & Mining – continued
Norilsk Nickel Finance Luxembourg SA 7.125%
9/30/09		$6,260	$6,393
Steel Dynamics, Inc.:
9.5% 3/15/09		3,095	3,257
			43,527
Paper & Forest Products 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,289
8% 1/15/24		6,005	5,720
8.875% 5/15/31		1,420	1,420
Millar Western Forest Products Ltd. 7.75% 11/15/13 .		2,405	1,792
NewPage Corp.:
10.5% 5/1/12 (j)		2,460	2,423
12% 5/1/13		2,670	2,443
			17,087

TOTAL MATERIALS			113,203

TELECOMMUNICATION SERVICES – 6.5%
Diversified Telecommunication Services – 3.3%
AT&T Corp. 7.75% 11/21/06 (j)	EUR	1,250	1,515
Deutsche Telekom International Finance BV 6.25%
12/9/10	GBP	450	818
Empresa Brasileira de Telecomm SA 11% 12/15/08 .		4,620	5,241
Eschelon Operating Co. 8.375% 3/15/10		1,310	1,212
MCI, Inc. 7.688% 5/1/09		138	142
Mobifon Holdings BV 12.5% 7/31/10		9,600	11,112
New Skies Satellites BV:
9.125% 11/1/12		4,195	4,478
9.5725% 11/1/11 (j)		1,000	1,040
NTL Cable PLC 8.75% 4/15/14		10,440	10,962
PanAmSat Holding Corp. 0% 11/1/14 (e)		2,825	1,974
Qwest Corp.:
7.7413% 6/15/13 (g)(j)		9,290	9,940
7.875% 9/1/11		3,970	4,268
8.875% 3/15/12		18,440	20,791

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	5,038	$906
10.95% 2/4/10	EGP	5,038	915
Telefonica de Argentina SA 9.125% 11/7/10		2,620	2,718
Telefonica del Peru SA 8% 4/11/16 (g)	PEN	9,015	2,595
Telenet Group Holding NV 0% 6/15/14 (e)(g)		11,178	9,082
U.S. West Communications:
6.875% 9/15/33		9,770	9,086
7.125% 11/15/43		325	296
7.2% 11/10/26		4,530	4,349
7.25% 9/15/25		2,495	2,495
7.25% 10/15/35		1,780	1,711
7.5% 6/15/23		2,840	2,812
8.875% 6/1/31		3,020	3,163
			113,621
Wireless Telecommunication Services – 3.2%
American Tower Corp. 7.125% 10/15/12		6,245	6,432
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13		9,865	10,778
Centennial Communications Corp. 10.25% 1/1/13 (g)(j)		3,080	3,080
Digicel Ltd. 9.25% 9/1/12 (g)		2,370	2,441
Globe Telecom, Inc. 9.75% 4/15/12		1,100	1,203
Inmarsat Finance II PLC 0% 11/15/12 (e)		10,725	8,929
Inmarsat Finance PLC 7.625% 6/30/12		568	586
Intelsat Ltd.:
6.5% 11/1/13		7,860	5,846
7.625% 4/15/12		8,909	7,149
8.695% 1/15/12 (g)(j)		6,840	6,960
Millicom International Cellular SA 10% 12/1/13		7,455	7,679
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		10,890	11,140
8.375% 10/14/10 (g)		8,505	8,913
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,728
7.375% 8/1/15		19,315	20,466
Rogers Communications, Inc. 7.6163% 12/15/10 (j) .		2,300	2,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Telecom Personal SA 9.25% 12/22/10 (g)	$2,610	$2,617
UbiquiTel Operating Co. 9.875% 3/1/11	2,225	2,464
		110,786

TOTAL TELECOMMUNICATION SERVICES		224,407

UTILITIES – 1.7%
Electric Utilities – 0.4%
AES Gener SA 7.5% 3/25/14	4,920	4,994
Chivor SA E.S.P. 9.75% 12/30/14 (g)	3,845	4,153
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	1,700	1,738
Texas Genco LLC/Texas Genco Financing Corp.
6.875% 12/15/14 (g)	2,645	2,863
		13,748
Gas Utilities 0.9%
Northwest Pipeline Corp.:
6.625% 12/1/07	305	311
8.125% 3/1/10	530	567
Southern Natural Gas Co.:
7.35% 2/15/31	9,120	9,416
8% 3/1/32	7,365	8,157
Tennessee Gas Pipeline Co.:
7% 10/15/28	1,275	1,240
7.5% 4/1/17	4,605	4,904
7.625% 4/1/37	1,550	1,589
8.375% 6/15/32	1,570	1,790
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11	300	314
8.875% 7/15/12	1,400	1,607
Transportadora de Gas del Sur SA (Reg. S) 6.5%
12/15/10 (f)	2,463	2,371
		32,266
Independent Power Producers & Energy Traders – 0.3%
Enron Corp.:
6.4% 7/15/06 (c)	865	311
6.625% 11/15/05 (c)	3,510	1,264
6.725% 11/17/08 (c)(j)	1,090	392
See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Enron Corp.: – continued
6.75% 8/1/09 (c)		$880	$317
6.875% 10/15/07 (c)		2,120	763
6.95% 7/15/28 (c)		1,920	691
7.125% 5/15/07 (c)		375	135
7.375% 5/15/19 (c)		2,200	798
7.875% 6/15/03 (c)		375	135
8.375% 5/23/05 (c)		3,980	1,413
9.125% 4/1/03 (c)		80	29
9.875% 6/15/03 (c)		345	124
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (g)		2,160	2,176
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,560	1,568
			10,116
Multi-Utilities – 0.1%
TECO Energy, Inc. 6.75% 5/1/15		1,380	1,435
Utilicorp United, Inc. 9.95% 2/1/11 (j)		995	1,095
Veolia Environnement 4.375% 12/11/20	EUR	1,000	1,177
			3,707

TOTAL UTILITIES			59,837

TOTAL NONCONVERTIBLE BONDS			1,299,297

TOTAL CORPORATE BONDS
(Cost $1,287,628)			1,302,810

U.S. Government and Government Agency Obligations 26.1%

U.S. Government Agency Obligations 8.5%
Fannie Mae:
3.25% 1/15/08		22,585	21,940
3.875% 5/15/07		11,755	11,618
4.25% 5/15/09		21,000	20,689
4.5% 10/15/08		413	411
4.625% 1/15/08		7,952	7,935
4.625% 10/15/13		347	343
4.75% 12/15/10		61,000	61,001

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

U.S. Government and Government Agency Obligations continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
U.S. Government Agency Obligations continued
Fannie Mae: – continued
6% 5/15/11	$12,775	$13,511
6.25% 2/1/11	80	84
6.375% 6/15/09	17,070	17,933
Federal Home Loan Bank:
3.75% 9/28/06	660	656
3.8% 12/22/06	140	139
5.8% 9/2/08	550	564
Freddie Mac:
2.75% 8/15/06	125	124
2.875% 12/15/06	875	860
3.55% 11/15/07	19,086	18,676
4% 8/17/07	758	749
4.125% 4/2/07	5,432	5,390
4.125% 10/18/10	21,000	20,423
4.25% 7/15/09	7,935	7,810
4.875% 11/15/13	12,320	12,378
7% 3/15/10	51,270	55,655
Israeli State (guaranteed by U.S. Government through
Agency for International Development) 5.5% 9/18/23	7,750	8,347
Private Export Funding Corp.:
secured 5.685% 5/15/12	1,765	1,847
4.974% 8/15/13	2,110	2,126
Small Business Administration guaranteed development
participation certificates Series 2003 P10B, 5.136%
8/10/13	2,491	2,503

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		293,712
U.S. Treasury Inflation Protected Obligations 3.1%
U.S. Treasury Inflation Indexed Bonds 3.625% 4/15/28	20,136	26,004
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	36,274	34,495
1.875% 7/15/13	24,890	24,554
2% 1/15/14	22,854	22,727

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		107,780
U.S. Treasury Obligations – 14.5%
U.S. Treasury Bonds 6.125% 8/15/29	79,100	96,351
U.S. Treasury Notes:
2.75% 7/31/06	57,000	56,463

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

U.S. Government and Government Agency Obligations continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
3.375% 9/15/09		$75,226	$72,714
3.625% 4/30/07		21,642	21,415
3.75% 5/15/08		109,267	107,709
3.875% 7/31/07		51,973	51,551
4% 8/31/07		788	783
4.25% 8/15/14		69,650	68,888
4.25% 11/15/14		24,590	24,304
4.75% 5/15/14		1,000	1,024

TOTAL U.S. TREASURY OBLIGATIONS			501,202

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $905,327)			902,694

U.S. Government Agency Mortgage Securities 2.7%

Fannie Mae – 2.7%
4% 12/1/18		199	191
4.5% 10/1/20		14,858	14,459
5% 2/1/18 to 12/1/35 (h)(i)		32,562	31,661
5.5% 5/1/08 to 11/1/35		43,263	43,378
6.5% 3/1/35		2,186	2,247
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $92,754)			91,936

Asset Backed Securities 0.3%

Arran Master Trust Series 2005-B Class A3, 4.726%
12/15/12 (j)	GBP	600	1,033
Driver One GmbH Series 1 Class B, 2.647% 5/21/10 (j) EUR		770	911
Greene King Finance PLC Series A1, 4.8713%
6/15/31 (j)	GBP	1,000	1,722
Lambda Finance BV Series 2005-1X Class C1, 5.2492%
11/15/29 (j)	GBP	500	861
MBNA Credit Card Master Note Trust Series 2003-B4,
5.45% 9/17/13	GBP	2,000	3,559
Punch Taverns Finance PLC 4.9% 4/15/09 (j)	GBP	359	618
Sedna Finance Corp.:
3.11% 12/23/08 (j)	EUR	500	592

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Asset Backed Securities continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Sedna Finance Corp.: – continued
3.206% 3/15/10 (j)	EUR	1,150	$1,367
Unique Public Finance Co. PLC Series A4, 5.659%
6/30/27	GBP	70	130
Whinstone Capital Management Ltd. Series 1X Class B2,
3.196% 10/25/44 (j)	EUR	500	592
TOTAL ASSET BACKED SECURITIES
(Cost $11,994)			11,385

Collateralized Mortgage Obligations 0.2%

Private Sponsor 0.1%
Granite Mortgages PLC 2.558% 1/20/43 (j)	EUR	600	713
Holmes Financing No. 8 PLC floater Series 3 Class C,
3.035% 7/15/40 (j)	EUR	500	596
Interstar Millennium Trust Series 2004-4E Class A1,
2.524% 11/14/36 (j)	EUR	516	613
Mortgages PLC Series 6 Class A1, 4.7269% 1/31/27 (j)	GBP	743	1,280
Permanent Financing No. 1 PLC 5.1% 6/10/09 (j)	EUR	344	419

TOTAL PRIVATE SPONSOR			3,621
U.S. Government Agency 0.1%
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class Series 2770
Class UD, 4.5% 5/15/17		1,800	1,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,640)			5,367

Commercial Mortgage Securities 0.3%

Canary Wharf Finance II PLC Series C1, 5.195%
4/22/30 (j)	GBP	1,500	2,580
Immeo Residential Finance PLC Series 1 Class D, 2.982%
3/15/13 (j)	EUR	436	517
Opera Finance PLC 4.8569% 7/31/13 (j)	GBP	1,500	2,571
Real Estate Capital Foundation Ltd. Series 3 Class A,
4.78% 7/15/16 (j)	GBP	2,000	3,420
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,644)			9,088

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Foreign Government and Government Agency Obligations 21.9%
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Arab Republic 8.8773% to 9.7504% 1/31/06 to
9/26/06	EGP	18,195	$3,078
Argentine Republic:
discount (with partial capitalization through
12/31/13) 8.28% 12/31/33		3,763	3,161
Inflation-Indexed:
discount (with partial capitalization through
12/31/13) 5.83% 12/31/33	ARS	6,377	2,098
par 0.63% 12/31/38 (j)	ARS	1,784	247
par 1.33% 12/31/38 (j)		8,355	2,757
4.005% 8/3/12 (j)		22,000	16,854
Gross Domestic Product Linked Security 12/15/35 (k)		18,207,226	956
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,841
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,250	1,241
value recovery A rights 1/2/21 (m)		1,250,000	0
value recovery B rights 1/2/21 (m)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,570
Brazilian Federative Republic:
Brady:
debt conversion bond 5.25% 4/15/12 (j)		8,855	8,745
new money bond L, 5.25% 4/15/09 (Bearer) (j)		830	826
par Z L 6% 4/15/24		2,475	2,388
FLIRB L 5.1875% 4/15/09 (Reg.) (j)		1,952	1,932
6% 9/15/13		2,933	2,856
8% 1/15/18		8,134	8,760
10.5% 7/14/14		4,240	5,194
11% 1/11/12		1,910	2,330
11% 8/17/40		19,385	25,007
12.25% 3/6/30		6,240	9,001
12.75% 1/15/20		3,765	5,422
14.5% 10/15/09		2,250	2,891
Canadian Government:
3% 6/1/06	CAD	4,000	3,432
4.5% 9/1/07	CAD	25,000	21,730
5.25% 6/1/12	CAD	23,800	21,991
5.5% 6/1/09	CAD	9,150	8,271
5.75% 6/1/29	CAD	5,600	6,015
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,750	2,750
promissory note 5.092% 1/5/10		3,851	3,770
warrants 11/15/20 (m)		2,750	179

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Colombian Republic:
10.75% 1/15/13		$2,725	$3,386
11.75% 2/25/20		3,145	4,387
12% 10/22/15	COP	4,690,000	2,425
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,562
Dominican Republic:
Brady 4.8738% 8/30/09 (j)		2,539	2,495
5.3925% 8/30/24 (j)		10,818	9,953
9.04% 1/23/18 (g)		585	615
9.5% 9/27/11		1,336	1,411
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		3,250	2,958
9.375% 12/15/15 (g)		3,085	2,877
12% 11/15/12 (Reg. S)		2,005	2,025
euro par 5% 2/28/25		975	707
Finnish Government 2.75% 9/15/10	EUR	1,300	1,519
French Government:
4% 4/25/55	EUR	500	645
4.75% 4/25/35	EUR	4,500	6,411
German Federal Republic:
2.75% 12/14/07	EUR	15,250	18,015
3.25% 7/4/15	EUR	5	6
3.5% 1/4/16	EUR	26,350	31,662
4.25% 1/4/14	EUR	66,750	84,633
5% 1/4/12	EUR	1,215	1,583
5% 7/4/12	EUR	3,200	4,192
Indonesian Republic:
7.25% 4/20/15 (g)		2,050	2,104
7.25% 4/20/15		3,435	3,525
Japan Government:
Inflation-Indexed:
0.5% 6/10/15	JPY	1,512,000	12,393
0.8% 9/10/15	JPY	301,200	2,562
1.1% 6/10/14	JPY	402,000	3,518
0.2% 7/20/06	JPY	1,080,000	9,168
0.9% 12/22/08	JPY	100,000	859
1.5% 3/20/14	JPY	2,780,000	23,901
2.4% 12/20/34	JPY	1,100,000	9,527
Lebanese Republic:
7.83% 11/30/09 (g)(j)		2,455	2,553
7.83% 11/30/09 (j)		2,790	2,902

See accompanying notes which are an integral part of the financial statements.

	33		Annual Report

Investments continued

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Pakistan International Sukuk Co. Ltd. 6.0813%
1/27/10 (j)		$1,155	$1,167
Panamanian Republic Brady discount 4.6875%
7/17/26 (j)		975	937
Peruvian Republic:
4.6875% 3/7/27 (j)		770	708
3% 3/7/27 (f)		1,425	1,019
7.35% 7/21/25		5,180	5,102
9.875% 2/6/15		1,320	1,584
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17		7,780	7,780
5.3925% 12/1/09 (j)		414	407
8.375% 2/15/11		11,776	12,674
9% 2/15/13		7,094	7,839
9.875% 1/15/19		2,625	3,124
10.625% 3/16/25		3,560	4,539
Republic of Serbia 3.75% 11/1/24 (f)(g)		820	729
Russian Federation:
5% 3/31/30 (f)(g)		1,587	1,789
5% 3/31/30 (Reg. S) (f)		27,423	30,919
11% 7/24/18 (Reg. S)		3,525	5,217
12.75% 6/24/28 (Reg. S)		5,035	9,239
euro 10% 6/26/07		8,505	9,100
Spanish Kingdom:
4.2% 1/31/37	EUR	6,320	8,305
4.25% 10/31/07	EUR	14,750	17,898
State of Qatar 9.75% 6/15/30 (Reg. S)		3,315	5,055
Turkish Republic:
11.75% 6/15/10		7,016	8,595
11.875% 1/15/30		9,845	15,137
13.7493% to 20.5644% 7/5/06 to 6/27/07	TRY	11,780	7,794
Ukraine Government 7.3431% 8/5/09 (j)		8,815	9,510
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	2,550	4,617
5% 3/7/12	GBP	9,500	17,111
5% 3/7/25	GBP	85	165
5.75% 12/7/09	GBP	1,500	2,727
6% 12/7/28	GBP	6,155	13,716
8% 6/7/21	GBP	6,375	15,818
United Mexican States:
4.625% 10/8/08		3,695	3,649
See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
United Mexican States: – continued
7.5% 4/8/33		$7,780	$9,212
8.06% 6/8/06	MXN	14,500	1,318
8.3% 8/15/31		9,710	12,477
11.5% 5/15/26		5,575	9,120
Uruguay Republic:
7.25% 2/15/11		1,005	1,023
9.25% 5/17/17		1,080	1,223
Venezuelan Republic:
Discount A, 5.2031% 3/31/20 (j)		1,817	1,812
oil recovery rights 4/15/20 (m)		1,250	36
5.1938% 4/20/11 (j)		5,240	5,135
5.375% 8/7/10		3,680	3,524
9.25% 9/15/27		7,705	9,150
10.75% 9/19/13		7,040	8,691
13.625% 8/15/18		3,715	5,405
euro Brady:
par W-A 6.75% 3/31/20		9,405	9,429
par W-B 6.75% 3/31/20		4,135	4,145
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (f)		4,194	3,355
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $709,598)			759,797

Common Stocks 1.4%
		Shares

CONSUMER DISCRETIONARY – 0.8%
Auto Components 0.1%
Intermet Corp. (n)		157,063	1,802
Diversified Consumer Services – 0.2%
Coinmach Service Corp. unit		435,000	6,786
Hotels, Restaurants & Leisure 0.1%
Centerplate, Inc. unit		244,160	3,169
Media – 0.4%
NTL, Inc. (a)		223,164	15,193

TOTAL CONSUMER DISCRETIONARY			26,950

See accompanying notes which are an integral part of the financial statements.

35			Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.6%
Telewest Global, Inc. (a)	841,398	$20,042
Wireless Telecommunication Services – 0.0%
DigitalGlobe, Inc. (g)	98	0

TOTAL TELECOMMUNICATION SERVICES		20,042

TOTAL COMMON STOCKS
(Cost $27,740)		46,992

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.0%

MATERIALS 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	9,300	260
Nonconvertible Preferred Stocks 0.1%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,403	2,583
Specialty Retail – 0.0%
GNC Corp. Series A, 12.00%	1,740	1,427

TOTAL CONSUMER DISCRETIONARY		4,010

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	122	0

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,010

TOTAL PREFERRED STOCKS
(Cost $4,418)		4,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Floating Rate Loans 2.2%
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)

CONSUMER DISCRETIONARY – 0.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06% 4/30/10 (j)	$2,470	$2,492
Tranche 3, term loan 7.81% 3/1/11 (j)	3,620	3,615
		6,107
Automobiles – 0.1%
AM General LLC:
Tranche B1, term loan 8.7379% 11/1/11 (j)	3,105	3,183
Tranche C2, term loan 13.3419% 5/2/12 (j)	1,700	1,789
		4,972
Diversified Consumer Services – 0.0%
Coinmach Corp. Tranche B1, term loan 7.8125%
12/19/12 (j)	200	203
Hotels, Restaurants & Leisure 0.1%
Hilton Head Communications LP Tranche B, term loan
8.25% 3/31/08 (j)	3,000	2,888
Media – 0.0%
UPC Broadband Holding BV Tranche H2, term loan
6.8044% 9/30/12 (j)	1,520	1,533
Multiline Retail – 0.1%
Neiman Marcus Group, Inc. term loan 6.9469%
4/6/13 (j)	2,970	2,985
Specialty Retail – 0.2%
Toys ’R’ US, Inc. term loan 7.4556% 12/1/12 (j)	6,200	6,185

TOTAL CONSUMER DISCRETIONARY		24,873

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (j)	236	238
Tranche 2, term loan 11.3125% 7/8/13 (j)	2,630	2,689
Tranche B1, term loan 7.0625% 7/8/12 (j)	353	357
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (j)	570	573
term loan:
6.6366% 10/31/12 (j)	2,369	2,381
6.83% 10/31/07 (j)	1,745	1,754
		7,992

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

Floating Rate Loans continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)

FINANCIALS – 0.4%
Diversified Financial Services – 0.3%
MGM Holdings II, Inc. Tranche B, term loan 6.78%
4/8/12 (j)	$3,260	$3,293
Olympus Cable Holdings LLC Tranche B, term loan
9.25% 9/30/10 (j)	5,325	5,205
		8,498
Real Estate 0.1%
Capital Automotive (REIT) term loan 6.12% 12/16/10 (j)	3,840	3,850
Newkirk Master LP Tranche B, term loan 6.0827%
8/11/08 (j)	182	183
		4,033

TOTAL FINANCIALS		12,531

INDUSTRIALS – 0.5%
Airlines – 0.5%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)	290	301
Tranche C, term loan 13.51% 3/16/08 (j)	4,275	4,414
United Air Lines, Inc. Tranche B, term loan 8.62%
3/31/06 (j)	718	720
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269% 9/30/10 (j)	3,843	3,939
Tranche 2B, term loan 12.9269% 9/30/08 (j)	6,074	6,257
		15,631
Building Products 0.0%
Mueller Group, Inc. term loan 6.5392% 10/3/12 (j)	229	232
Commercial Services & Supplies – 0.0%
Allied Waste Industries, Inc.:
term loan 6.1798% 1/15/12 (j)	827	831
Tranche A, Credit-Linked Deposit 5.8638%
1/15/12 (j)	321	323
		1,154
Industrial Conglomerates – 0.0%
Walter Industries, Inc. term loan 6.2765% 10/3/12 (j) .	239	242
Machinery – 0.0%
Chart Industries, Inc. Tranche B, term loan 6.6179%
10/17/12 (j)	126	128

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Floating Rate Loans continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)

INDUSTRIALS – continued
Road & Rail 0.0%
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (j)	$144	$146
Tranche B, term loan 8.5% 12/21/12 (j)	986	997
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (j)	169	170
		1,313

TOTAL INDUSTRIALS		18,700

INFORMATION TECHNOLOGY – 0.2%
Semiconductors & Semiconductor Equipment – 0.0%
Avago Technologies Finance Ltd. term loan 6.8213%
12/5/12 (j)	370	371
Software 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.8014% 4/18/11 (j)	3,202	3,202
Tranche 2, term loan 11.8009% 4/18/12 (j)	3,010	3,040
		6,242

TOTAL INFORMATION TECHNOLOGY		6,613

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.62% 3/21/15 (j)	3,490	3,621
Tranche B, term loan 7.12% 9/21/13 (j)	1,745	1,741
Tranche C, term loan 7.62% 9/21/14 (j)	1,745	1,741
		7,103

TOTAL FLOATING RATE LOANS
(Cost $76,258)		77,812

Sovereign Loan Participations 0.2%

Indonesian Republic loan participation:
– Barclays Bank 5.0625% 3/28/13 (j)	305	288
– Citibank 5.0625% 3/28/13 (j)	1,545	1,460
– Credit Suisse First Boston 5.0625% 3/28/13 (j)	1,976	1,868

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Sovereign Loan Participations continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Indonesian Republic loan participation: – continued
– Deutsche Bank:
0.975% 3/28/13 (j)	JPY	111,487	$858
5.0625% 3/28/13 (j)		1,404	1,327
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,505)			5,801
Fixed Income Funds 2.5%
		Shares
Fidelity Floating Rate Central Investment Portfolio (l)
(Cost $86,808)		866,065	86,840
Money Market Funds 3.2%
Fidelity Cash Central Fund, 4.28% (b)
(Cost $112,685)		112,685,450	112,685
TOTAL INVESTMENT PORTFOLIO 98.7%
(Cost $3,335,999)			3,417,477

NET OTHER ASSETS – 1.3%			44,713
NET ASSETS 100%			$3,462,190

Security Type Abbreviations

FLIRB	—	Front Loaded Interest
Reduction Bonds

Currency Abbreviations
ARS	—	Argentine peso
BRL	—	Brazilian real
CAD	—	Canadian dollar
COP	—	Colombian peso
EGP	—	Egyptian pound
EUR	—	European Monetary Unit
GBP	—	British pound
JPY	—	Japanese yen
MXN	—	Mexican peso
PEN	—	Peruvian new sol
TRY	—	New Turkish Lira

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Non-income producing – Issuer is in
default.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

See accompanying notes which are an integral part of the financial statements.

Annual Report 40

(e) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(f) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $274,193,000
or 7.9% of net assets.

(h) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(i) A portion of the security is subject to a
forward commitment to sell.

(j) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(k) Security is linked to Argentine Republic
Gross Domestic Product (GDP). Security
does not pay principal over life of
security or at expiration. Payments are
based on growth of Argentine GDP,
subject to certain conditions.

(l) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(m) Quantity represents share amount.

(n) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,802,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Intermet Corp.	11/9/05	$2,971

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$7,527
Fidelity Floating Rate Central Investment Portfolio	3,044
Total	$10,571

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,			Value,	% ownership,
Fund	beginning of		Sales	end of	end of
(Amounts in thousands)	period	Purchases	Proceeds	period	period
Fidelity Floating Rate
Central Investment
Portfolio	$15,250	$71,558	$—	$86,840	13.2%

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	66.8%
Germany	4.4%
United Kingdom	3.1%
Canada	2.9%
Brazil	2.9%
Japan	2.3%
Mexico	1.9%
Russia	1.7%
Luxembourg	1.4%
Venezuela	1.4%
Argentina	1.4%
Philippines	1.0%
Others (individually less than 1%) .	8.8%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $3,136,506)	$3,217,952
Affiliated Central Funds (cost $199,493)	199,525
Total Investments (cost $3,335,999)		$3,417,477
Commitment to sell securities on a delayed delivery basis	(1,012)
Receivable for securities sold on a delayed delivery basis	1,007	(5)
Receivable for investments sold, regular delivery		6,801
Cash		5,793
Receivable for fund shares sold		4,930
Dividends receivable		65
Interest receivable		49,733
Prepaid expenses		19
Total assets		3,484,813

Liabilities
Payable for investments purchased	$6,478
Payable for fund shares redeemed	9,665
Distributions payable	2,999
Accrued management fee	1,648
Other affiliated payables	466
Other payables and accrued expenses	1,367
Total liabilities		22,623

Net Assets		$3,462,190
Net Assets consist of:
Paid in capital		$3,378,464
Undistributed net investment income		861
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		1,869
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		80,996
Net Assets, for 332,028 shares outstanding		$3,462,190
Net Asset Value, offering price and redemption price per
share ($3,462,190 ÷ 332,028 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Dividends		$1,386
Interest		206,916
Income from affiliated Central Funds		10,571
Total income		218,873

Expenses
Management fee	$20,983
Transfer agent fees	4,652
Accounting fees and expenses	1,070
Independent trustees’ compensation	16
Custodian fees and expenses	361
Registration fees	223
Audit	76
Legal	55
Miscellaneous	152
Total expenses before reductions	27,588
Expense reductions	(38)	27,550

Net investment income		191,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,400
Foreign currency transactions	(613)
Total net realized gain (loss)		9,787
Change in net unrealized appreciation (depreciation) on:
Investment securities	(90,923)
Assets and liabilities in foreign currencies	(348)
Delayed delivery commitments	(5)
Total change in net unrealized appreciation
(depreciation)		(91,276)
Net gain (loss)		(81,489)
Net increase (decrease) in net assets resulting from
operations		$109,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$191,323	$141,266
Net realized gain (loss)		9,787	67,955
Change in net unrealized appreciation (depreciation) .		(91,276)	27,824
Net increase (decrease) in net assets resulting
from operations		109,834	237,045
Distributions to shareholders from net investment income	.	(188,295)	(137,788)
Distributions to shareholders from net realized gain		(38,994)	(36,966)
Total distributions		(227,289)	(174,754)
Share transactions
Proceeds from sales of shares		1,816,348	1,812,329
Reinvestment of distributions		202,177	154,932
Cost of shares redeemed		(1,629,816)	(1,179,032)
Net increase (decrease) in net assets resulting from
share transactions		388,709	788,229
Total increase (decrease) in net assets		271,254	850,520

Net Assets
Beginning of period		3,190,936	2,340,416
End of period (including undistributed net investment
income of $861 and undistributed net investment
income of $29,609, respectively)		$3,462,190	$3,190,936

Other Information
Shares
Sold		171,522	171,954
Issued in reinvestment of distributions		19,174	14,706
Redeemed		(154,913)	(113,283)
Net increase (decrease)		35,783	73,377

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Highlights
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 10.77	$ 10.50	$ 9.40	$ 9.15	$ 9.13
Income from Investment
Operations
Net investment incomeB	551.570		.566	.582	.626D
Net realized and unreal-
ized gain (loss)	(.227)	.383	1.142	.243	(.041)D
Total from investment
operations	324.953		1.708	.825	.585
Distributions from net
investment income	(.544)	(.553)	(.578)	(.575)	(.565)
Distributions from net
realized gain	(.120)	(.130)	(.030)	—	—
Total distributions	(.664)	(.683)	(.608)	(.575)	(.565)
Net asset value, end of
period	$ 10.43	$ 10.77	$ 10.50	$ 9.40	$ 9.15
Total ReturnA	3.12%	9.44%	18.62%	9.38%	6.52%
Ratios to Average Net AssetsC,F
Expenses before
reductions	75%	.76%	.80%	.84%	.94%
Expenses net of fee
waivers, if any	75%	.76%	.80%	.84%	.94%
Expenses net of all
reductions	75%	.76%	.80%	.84%	.94%
Net investment income	5.23%	5.46%	5.64%	6.42%	6.83%D
Supplemental Data
Net assets, end of period
(in millions)	$ 3,462	$ 3,191	$ 2,340	$ 782	$ 164
Portfolio turnover rate	119%	94%	148%	117%E	178%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E The portfolio turnover rate does not include the assets acquired in the merger.
F Amounts do not include the activity of the affiliated central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

47 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Foreign Currency continued

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

48

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$133,924
Unrealized depreciation	(48,694)
Net unrealized appreciation (depreciation)	85,230
Undistributed long term capital gain	1,545

Cost for federal income tax purposes	$3,332,247

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$199,562	$157,936
Long term Capital Gains	27,727	16,818
Total	$227,289	$174,754

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to

49 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies continued
Repurchase Agreements continued

the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund’s Statements of Assets and Liabilities under the caption “Delayed delivery.” Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report	50

2. Operating Policies continued

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $2,862,710 and $2,787,999, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

51 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $21 and $17, respectively.

Annual Report

52

7. Credit Risk.

The fund’s relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obliga tions reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund’s investments and the income they generate, as well as the fund’s ability to repatriate such amounts.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

53 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting prin ciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 23, 2006

Annual Report

54

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Strategic Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

56

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

58

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

60

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirm ary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Dono van also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

George Fischer (44)

Year of Election or Appointment: 2003

Vice President of Strategic Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

Mark J. Notkin (41)

Year of Election or Appointment: 2001

Vice President of Strategic Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin worked as a research analyst and portfolio manager. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Annual Report

62

Name, Age; Principal Occupation Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Strategic Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Strategic Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Strategic Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Strategic Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1998

Assistant Treasurer of Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

64

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

65 Annual Report

Distributions

The Board of Trustees of Strategic Income voted to pay on February 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as capital gain dividend with respect to the taxable year ended December 31, 2005, $20,202,000, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $180,154,383 of distributions paid during the fiscal year as qualifying to be taxed as interest related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

66

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	3,439,966,260.55	79.178
Against	621,366,942.79	14.302
Abstain	139,208,868.34	3.204
Broker
Non Votes .	144,047,329.45	3.316
TOTAL	4,344,589,401.13	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,173,404,574.63	96.060
Withheld	171,184,826.50	3.940
TOTAL	4,344,589,401.13	100.000
Albert R. Gamper, Jr.B
Affirmative	4,170,122,794.06	95.984
Withheld	174,466,607.07	4.016
TOTAL	4,344,589,401.13	100.000
Robert M. Gates
Affirmative	4,165,428,986.60	95.876
Withheld	179,160,414.53	4.124
TOTAL	4,344,589,401.13	100.000
George H. Heilmeier
Affirmative	4,164,278,134.21	95.850
Withheld	180,311,266.92	4.150
TOTAL	4,344,589,401.13	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	4,146,143,630.16	95.432
Withheld	198,445,770.97	4.568
TOTAL	4,344,589,401.13	100.000

Edward C. Johnson 3d
Affirmative	4,144,055,199.71	95.384
Withheld	200,534,201.42	4.616
TOTAL	4,344,589,401.13	100.000

Stephen P. Jonas
Affirmative	4,171,042,907.37	96.005
Withheld	173,546,493.76	3.995
TOTAL	4,344,589,401.13	100.000

Marie L. Knowles
Affirmative	4,170,603,081.87	95.995
Withheld	173,986,319.26	4.005
TOTAL	4,344,589,401.13	100.000

Ned C. Lautenbach
Affirmative	4,169,502,791.14	95.970
Withheld	175,086,609.99	4.030
TOTAL	4,344,589,401.13	100.000

Marvin L. Mann
Affirmative	4,160,413,057.12	95.761
Withheld	184,176,344.01	4.239
TOTAL	4,344,589,401.13	100.000

William O. McCoy
Affirmative	4,157,416,622.57	95.692
Withheld	187,172,778.56	4.308
TOTAL	4,344,589,401.13	100.000

Robert L. Reynolds
Affirmative	4,168,228,050.41	95.941
Withheld	176,361,350.72	4.059
TOTAL	4,344,589,401.13	100.000

67 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	4,169,710,009.66	95.975
Withheld	174,879,391.47	4.025
TOTAL	4,344,589,401.13	100.000

William S. Stavropoulos
Affirmative	4,161,802,347.69	95.793
Withheld	182,787,053.44	4.207
TOTAL	4,344,589,401.13	100.000

Kenneth L. Wolfe
Affirmative	4,165,895,445.21	95.887
Withheld	178,693,955.92	4.113
TOTAL	4,344,589,401.13	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

68

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

69 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 70

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

71 Annual Report

71

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Fidelity Investments Japan Limited
Fidelity Investments Money
Management Investments, Inc.
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FSN-UANN-0206 1.787743.102

Fidelity® Intermediate Municipal Income Fund (formerly Spartan® Intermediate Municipal Income Fund)

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	44	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	54	Notes to the financial statements.
Report of Independent	62
Registered Public
Accounting Firm
Trustees and Officers	63
Distributions	74
Proxy Voting Results	75

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Intermediate Municipal Income’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Intermediate Municipal Income	2.56%	5.20%	5.24%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Intermediate Municipal Income on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, Intermediate Municipal Income returned 2.56% . During the same period, the LipperSM Intermediate Municipal Debt Funds Average gained 1.62% and the Lehman Brothers 1 17 Year Municipal Bond Index rose 2.19% . A key factor behind the fund’s outperformance of its benchmarks was yield curve positioning, which refers to how the fund’s assets were distributed across a range of maturities. The fund’s larger than index stake in longer term securities boosted returns because they performed best. I believe another contributor to the fund’s outperformance was its large stake relative to the Lipper peer group average in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain an overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance given that those securities were some of the market’s best performers.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Intermediate Municipal Income and for the entire period (October 31, 2005 to Decem ber 31, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Class A
Actual	$1,000.00	$1,011.20	$1.04B
HypotheticalA	$1,000.00	$1,022.13	$3.11C
Class T
Actual	$1,000.00	$1,011.00	$1.33B
HypotheticalA	$1,000.00	$1,021.27	$3.97C
Class B
Actual	$1,000.00	$1,009.90	$2.32B
HypotheticalA	$1,000.00	$1,018.35	$6.92C
Class C
Actual	$1,000.00	$1,009.80	$2.49B
HypotheticalA	$1,000.00	$1,017.85	$7.43C
Intermediate Municipal Income
Actual	$1,000.00	$1,006.30	$2.12B
HypotheticalA	$1,000.00	$1,023.09	$2.14C
Institutional Class
Actual	$1,000.00	$1,011.40	$.82B
HypotheticalA	$1,000.00	$1,022.79	$2.45C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Intermediate Municipal Income and multiplied by 62/365 (to reflect the period October 31, 2005 to December 31, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	61%
Class T	78%
Class B	1.36%
Class C	1.46%
Intermediate Municipal Income	42%
Institutional Class	48%

Annual Report

8

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	18.3	18.1
California	11.0	12.1
Illinois	10.3	11.0
New York	8.4	7.6
Washington	7.9	8.1
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	39.6	39.0
Electric Utilities	12.3	14.4
Transportation	11.6	11.0
Escrowed/Pre Refunded	9.7	8.0
Health Care	8.3	8.8
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	8.6	8.6

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	5.1	5.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments December 31, 2005

Showing Percentage of Net Assets

Municipal Bonds 97.6%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Pub. School & College Auth. Rev.
Series 1999 C, 5.625% 7/1/13	$4,200	$4,549
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,244
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA
Insured)	2,415	2,471
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,732
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,158
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,100
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,151
5.5% 1/1/22	1,100	1,187
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,075
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,645	1,765
		25,432

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8%
7/1/12 (AMBAC Insured) (d)	2,935	3,173
Arizona – 0.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (e)	1,060	1,176
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,159
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,601
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16
(AMBAC Insured)	1,585	1,719
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,166
		6,821

Arkansas – 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt.
Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	999
California – 11.0%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	$5,000	$5,481
5.25% 12/1/18 (FGIC Insured)	5,000	5,447
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,593
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (e)	1,800	2,036
Series A:
5.25% 5/1/11 (FSA Insured)	5,800	6,280
5.25% 5/1/12 (MBIA Insured)	4,000	4,365
5.5% 5/1/15 (AMBAC Insured)	2,600	2,879
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	5,700	6,526
California Econ. Recovery:
Series A, 5.25% 7/1/13 (MBIA Insured)	3,200	3,537
Series B, 5%, tender 7/1/07 (c)	4,000	4,094
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,884
5% 2/1/25	4,000	4,153
5.25% 2/1/11	4,000	4,296
5.25% 3/1/12	2,210	2,393
5.25% 2/1/15	5,000	5,435
5.25% 2/1/16	8,500	9,205
5.25% 2/1/28	3,400	3,605
5.25% 11/1/29	1,200	1,273
5.5% 3/1/11	8,500	9,237
5.5% 3/1/11 (FGIC Insured)	3,000	3,284
5.5% 4/1/13 (AMBAC Insured)	1,000	1,116
5.5% 4/1/30	1,500	1,638
5.5% 11/1/33	6,700	7,341
5.625% 5/1/20	1,700	1,845
5.75% 10/1/10	2,200	2,405
California Health Facilities Fing. Auth. Rev. (Catholic
Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,144
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0%
2/1/15 (MBIA Insured)	19,346	9,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC
Insured) (c)(d)	8,000	8,005

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 .	$5,600	$6,144
Series 2005 A, 5.25% 6/1/30	4,300	4,538
Series 2005 K, 5% 11/1/16	7,195	7,702
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,290
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,600	1,586
Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,945
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA
Insured)	2,290	2,523
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,941
0% 1/15/27 (a)	1,000	863
5% 1/15/16 (MBIA Insured)	1,000	1,059
5.75% 1/15/40	1,600	1,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,800
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,372
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC
Insured) (d)	2,450	2,510
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.) 5% 9/1/18 (AMBAC
Insured)	1,425	1,526
Los Angeles Dept. Arpts. Rev. Series A, 5.25% 5/15/19 (FGIC
Insured)	2,500	2,681
Los Angeles Reg’l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,727
5% 1/1/11 (FSA Insured) (d)	1,740	1,816
5% 1/1/12 (FSA Insured) (d)	1,835	1,920
5% 1/1/08 (FSA Insured) (d)	1,510	1,548
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,516
5.375% 7/1/18 (MBIA Insured)	2,100	2,314
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)	$3,085	$3,558
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (b)	1,180	1,230
Subseries C, 5% 9/1/12 (AMBAC Insured) (b)	2,140	2,267
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	2,000	2,231
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,526
5.25% 10/1/10	1,620	1,729
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,417
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,868
5.25% 1/15/30 (MBIA Insured)	1,400	1,450
Sulphur Springs Union School District Ctfs. of Prtn.
(2002 School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	1,000	978
		214,142

Colorado – 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12
(Escrowed to Maturity) (e)	5,000	3,861
Adams County School District #172 5.5% 2/1/16
(FGIC Insured)	2,575	2,822
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.)
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,072
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty
Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	2,885	1,329
Colorado Health Facilities Auth. Rev. Series 2001, 6.625%
11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,975
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,352
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,140
5.75% 12/15/22 (FGIC Insured)	1,000	1,139

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$3,200	$3,529
Series B, 0% 9/1/15 (MBIA Insured)	1,400	925
		23,144

District Of Columbia – 1.0%
District of Columbia Ctfs. of Prtn. (District’s Pub. Safety and
Emergency Preparedness Communications Ctr. and Related
Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC
Insured)	1,930	2,143
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/10 (MBIA Insured)	3,000	3,159
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,426
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,069
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.)
Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,410
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series
1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,657
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,922
		19,404

Florida – 3.3%
Alachua County Health Facilities Auth. Health Facilities Rev.
(Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09
(Escrowed to Maturity) (e)	720	760
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16
(MBIA Insured)	1,385	1,482
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA
Insured)	2,105	2,252
Florida Correctional Privatization Communications Ctfs. of Prtn.
Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,877
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,708
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,003
Series B, 5% 11/15/17	1,200	1,258
3.95%, tender 9/1/12 (c)	7,550	7,515
5%, tender 11/16/09 (c)	5,000	5,214
5.25% 11/15/11	3,735	3,894
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa
Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	17,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap.
Impt. Projs.) Series 2002, 5.5% 1/1/16
(MBIA Insured)	$1,495	$1,628
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender
5/1/11 (MBIA Insured) (c)	1,400	1,491
Orange County School Board Ctfs. of Prtn. Series A, 0%
8/1/13 (MBIA Insured)	2,365	1,730
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25%
8/1/14 (FSA Insured)	3,535	3,820
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.
6% 4/1/10 (AMBAC Insured) (d)	2,000	2,158
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17
(FSA Insured)	1,410	1,502
Seminole County School Board Ctfs. of Prtn. Series A, 5%
7/1/12 (MBIA Insured)	1,520	1,637
Volusia County School Board Ctfs. of Prtn. (School Board of
Volusia County Master Lease Prog.) 5% 8/1/08 (FSA
Insured)	1,700	1,766
		63,693

Georgia – 1.6%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,707
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,282
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,289
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,815
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia
Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (c)(d) .	1,000	1,000
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series
2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (e) .	1,500	1,675
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt.
Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @
101) (e)	1,440	1,578
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,016
5% 1/1/10 (FSA Insured)	3,370	3,553
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,216
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,856

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Georgia Muni. Elec. Auth. Pwr. Rev.: – continued
Series 2005 V:
6.6% 1/1/18 (e)	$35	$42
6.6% 1/1/18 (MBIA Insured)	1,550	1,863
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.)
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	787
		30,679

Hawaii – 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC
Insured) (d)	3,700	4,308
Illinois – 10.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,385
5.5% 12/1/23 (MBIA Insured)	1,000	1,110
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	753
Series A, 0% 12/1/16 (FGIC Insured)	1,000	623
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,670
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,070
5.25% 1/1/33 (MBIA Insured)	3,000	3,139
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,338
5.25% 1/1/11 (FSA Insured)	2,070	2,228
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,285
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,111
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,064
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,828
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,706
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,174
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,436
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,221
6.25% 1/1/08 (Pre Refunded to 1/1/07 @ 102) (d)(e)	1,005	1,052
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,626
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,589
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,901

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$2,200	$2,416
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,615
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A,
4.25% 6/1/08 (AMBAC Insured)	3,545	3,559
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75%
1/1/07 (FGIC Insured)	5,000	5,262
Cook County Cmnty. Consolidated School District #21,
Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,819
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,232
Cook County Cmnty. Unit School District #401 Elmwood Park
0% 12/1/10 (FSA Insured)	3,275	2,719
Cook County High School District #201 J. Sterling Mortan Tpk.
0% 12/1/11 (FGIC Insured)	4,275	3,397
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,480
0% 11/1/17	2,700	1,608
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.)
3.85%, tender 5/1/08 (c)(d)	2,200	2,191
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,143
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC
Insured)	1,800	1,016
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C,
5.625% 10/1/15	1,505	1,651
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,550
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,596
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @
101) (e)	2,490	2,717
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,561
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke
Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC
Insured) (c)	1,400	1,423
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,038
5% 10/1/10	1,235	1,290
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,975

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$1,000	$1,085
5.375% 7/1/15 (MBIA Insured)	1,300	1,418
5.5% 8/1/10	1,400	1,515
5.5% 4/1/16 (FSA Insured)	1,000	1,098
5.5% 2/1/18 (FGIC Insured)	1,000	1,090
5.5% 8/1/19 (MBIA Insured)	1,250	1,369
5.5% 4/1/17 (MBIA Insured)	2,600	2,784
5.6% 4/1/21 (MBIA Insured)	2,800	2,998
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,069
7% 5/15/22	5,000	5,518
(Decatur Memorial Hosp. Proj.) Series 2001,
5.6% 10/1/16	2,600	2,776
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded
to 11/15/10 @ 101) (e)	2,755	3,179
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,490
6% 6/15/20	1,600	1,754
Kane & DeKalb Counties Cmnty. Unit School District #302
5.8% 2/1/22 (FGIC Insured)	1,500	1,697
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @
100) (e)	2,580	2,886
Kane, McHenry, Cook & DeKalb Counties Cmnty.
Unit School District #300, Carpentersville 0% 12/1/18
(AMBAC Insured)	4,555	2,575
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,710
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,028
0% 12/1/14 (FSA Insured)	5,180	3,559
0% 12/1/15 (FSA Insured)	3,810	2,495
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,018
0% 12/1/10 (FSA Insured)	3,380	2,806
Lake County Warren Township High School District #121,
Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$7,100	$7,833
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,315
0% 6/15/16 (FGIC Insured)	2,050	1,307
0% 6/15/17 (FGIC Insured)	3,240	1,967
0% 6/15/20 (FGIC Insured)	1,350	712
0% 6/15/34 (MBIA Insured)	1,000	257
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,916
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus
Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,078
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5%
8/15/11 (AMBAC Insured)	1,300	1,387
Will County Cmnty. Unit School District #365, Valley View 0%
11/1/17 (FSA Insured)	1,300	774
Will County Forest Preservation District Series B, 0% 12/1/14
(FGIC Insured)	1,000	687
		199,506

Indiana – 4.9%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,235
5.5% 7/15/22 (FSA Insured)	2,210	2,431
5.5% 7/15/23 (FSA Insured)	1,000	1,098
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18
(FSA Insured)	1,475	1,572
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15
(FSA Insured)	1,805	1,936
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,315
5% 7/10/16 (FSA Insured)	1,180	1,260
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21
(FSA Insured)	1,405	1,512
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,770
5% 7/15/17 (MBIA Insured)	1,720	1,847
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty.
School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,001

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	$1,030	$1,098
5% 1/15/12 (MBIA Insured)	1,295	1,390
Franklin Township Independent School Bldg. Corp., Marion
County 5% 7/15/15 (MBIA Insured)	1,700	1,843
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,253
5.5% 7/15/12 (FSA Insured)	1,280	1,413
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,893
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	1,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr.
Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (c)	6,900	7,037
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	875
0% 6/1/18 (AMBAC Insured)	1,740	1,008
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,826
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt.
Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,659
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,731
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc.
Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5%
10/1/16 (MBIA Insured)	5,000	5,440
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured) .	1,640	1,742
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC
Insured)	1,090	1,196
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured) .	2,210	2,358
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap.
Assurance, Inc. Insured)	1,050	1,116
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14
(FSA Insured)	2,075	2,265
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,430
Plainfield Cmnty. High School Bldg. Corp. 5% 1/15/30
(FGIC Insured)	2,000	2,083
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Portage Township Multi-School Bldg. Corp.: – continued
5.25% 7/15/27 (MBIA Insured)	$1,310	$1,403
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,057
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20
(FSA Insured)	2,550	2,842
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,818
5% 7/15/17 (FGIC Insured)	2,000	2,114
Wawasee Cmnty. School Corp. New Elementary and
Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,578
Westfield Washington Multi-School Bldg. Corp. Series A, 5%
1/15/12 (FSA Insured)	1,005	1,078
		95,089

Iowa 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,241
Kansas 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.)
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,844
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,340
5.25% 12/1/11 (MBIA Insured)	1,805	1,891
Series II, 5.5% 11/1/19	1,000	1,100
5.5% 11/1/20	1,000	1,101
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23
(XL Cap. Assurance, Inc. Insured)	1,430	1,664
		10,940

Kentucky 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10
(MBIA Insured) (d)	1,645	1,722
Kentucky Asset/Liability Commission Rev. (Univ. of Kentucky
Gen. Receipts Proj.) 5% 10/1/16 (FGIC Insured)	1,250	1,359
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys. Rev.
Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,443
		5,524

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$1,070	$1,175
5.25% 3/1/16 (FSA Insured)	1,290	1,420
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5%
2/1/12 (AMBAC Insured)	1,000	1,068
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,012
		4,675

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-
Refunded to 7/1/10 @ 101) (e)	2,710	2,994
Massachusetts 4.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	283
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.):
6.375% 8/1/14	1,315	1,455
6.375% 8/1/15	2,460	2,708
6.375% 8/1/16	2,570	2,841
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,200
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,371
5.75% 6/15/13	3,000	3,275
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,350
Series 2005 C, 5.25% 9/1/23	6,300	6,836
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,000	2,168
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,940
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,456
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,488
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,064
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,060
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,254
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A:
5% 8/15/25 (FSA Insured)	10,000	10,562
See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A: – continued
5% 8/15/30 (FSA Insured)	$10,000	$10,498
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55%
1/1/17 (MBIA Insured)	5,675	5,986
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	6,066
5.25% 8/1/14 (MBIA Insured)	5,000	5,522
		90,409

Michigan – 3.3%
Clarkston Cmnty. Schools:
5.25% 5/1/29	1,400	1,497
5.375% 5/1/22	1,000	1,098
Detroit City School District Series A, 5.5% 5/1/11 (FSA
Insured)	3,355	3,680
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,150
5% 9/30/12 (MBIA Insured)	1,500	1,623
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,834
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,494
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08
(MBIA Insured) (c)	10,000	10,475
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33
(FGIC Insured)	190	200
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,545
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31)	7,800	2,925
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (e)	1,000	1,095
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,201
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,066
5.5% 3/1/17	1,885	2,009
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,241

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed
to Maturity) (e)	$1,195	$1,227
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,065
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co.
Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,588
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity
Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,115
Troy School District 5% 5/1/12 (MBIA Insured) (b)	1,075	1,139
		63,267

Minnesota 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,314
5.625% 12/1/22	575	617
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,569
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.)
Series A, 5.5% 11/15/27	5,910	6,220
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus
Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,204

Mississippi – 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,787
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45%
3/1/10 (d)	3,800	3,988
		5,775

Missouri – 0.7%
Kansas City School District Bldg. Corp. Rev. Series A, 5%
2/1/08 (FGIC Insured)	1,905	1,970
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17
(Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,112
5% 9/1/16 (FSA Insured)	2,030	2,176
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of
Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,151

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont.
& Drinking Wtr. Rev. (State Revolving Fund Prog.) Series
2003 A, 5.125% 1/1/20	$2,315	$2,472
Missouri Highways & Trans. Commission State Road Rev.
Series 2001 A, 5.625% 2/1/13	2,370	2,591
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg.
Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,138
		13,610

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)	2,900	3,010
Nevada 0.8%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,595
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,167
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)	1,500	1,595
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA
Insured) (d)	5,735	5,855
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,098
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	2,300	2,481
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16
(FSA Insured)	4,140	2,631
		16,422

New Hampshire – 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded
to 6/1/13 @ 100) (e)	1,150	1,285
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	2,400	2,373
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC
Insured) (b)	1,690	1,707
		5,365

New Jersey – 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	2,006
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,277

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$2,000	$2,099
5.25% 3/1/15	3,000	3,283
5.25% 3/1/23	1,500	1,606
5.25% 3/1/26	2,000	2,130
Series O, 5.25% 3/1/21 (MBIA Insured)	1,200	1,304
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender
1/1/10 (AMBAC Insured) (c)	3,050	3,008
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	4,500	4,729
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,842
5.25% 12/15/11 (FGIC Insured)	4,900	5,315
5.25% 12/15/12 (FGIC Insured)	5,200	5,680
5.25% 12/15/16 (MBIA Insured)	5,000	5,496
5.25% 12/15/17 (FGIC Insured)	4,000	4,379
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	4,865	5,046
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.)
5.5% 5/1/28 (FGIC Insured)	2,000	2,212
		54,412

New Mexico – 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,460
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95%
3/1/09 (d)	2,000	2,068
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr.
Series IV A1, 7.05% 3/1/10 (d)	2,075	2,109
		5,637

New York – 8.4%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City
School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,306
5.75% 5/1/17 (FSA Insured)	2,895	3,292
5.75% 5/1/19 (FSA Insured)	5,590	6,344
5.75% 5/1/22 (FSA Insured)	10,765	12,142
5.75% 5/1/25 (FSA Insured)	1,715	1,935
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,725
5% 6/1/11	1,075	1,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	$1,000	$1,078
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,501
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,142
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,498
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,753
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,096
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,863
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75%
7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	325
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	850	901
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,035	2,281
Series 2002 C, 5.5% 8/1/13	2,000	2,190
Series 2003 I, 5.75% 3/1/16	2,100	2,324
Series 2005 G, 5% 8/1/14	2,100	2,246
Series 2005 J:
5% 3/1/12	3,020	3,214
5% 3/1/20	9,000	9,451
Series 2005 K, 5% 8/1/11	6,000	6,365
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series C:
5.75% 3/15/27 (FSA Insured)	465	512
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	1,035	1,163
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Series J:
5.875% 2/15/19	10	10
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (e)	85	87
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,918
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One
Group Assoc. Proj.) 5% 1/1/07 (d)	1,810	1,830
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @
101) (e)	7,600	7,759

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev. Series A, 5.75%
2/15/16	$30	$33
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,739
Series C, 7.5% 7/1/10	5,085	5,539
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	1,400	1,478
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12
(FGIC Insured)	9,000	9,644
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
Series 2003 A, 5% 3/15/09	3,000	3,140
5.75% 7/1/13 (AMBAC Insured)	1,100	1,213
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,136
4.875% 6/15/20	2,200	2,267
5% 6/15/15	775	810
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	5,000	5,436
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	765	832
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,942
Series A1:
5% 6/1/11	10,000	10,072
5.25% 6/1/21 (AMBAC Insured)	2,200	2,360
5.25% 6/1/22 (AMBAC Insured)	3,450	3,692
5.5% 6/1/15	8,000	8,584
Series C1:
5.5% 6/1/14	2,700	2,865
5.5% 6/1/20	800	875
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A,
5.125% 1/1/22	2,000	2,118
		163,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	$7,620	$7,972
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,258
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK
Int’l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13
(MBIA Insured) (d)	4,100	4,610
		13,840

North Carolina – 2.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,720
5.25% 6/1/20 (AMBAC Insured)	1,520	1,641
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.)
Series B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,142
Series A:
5.5% 1/1/11	1,565	1,678
5.75% 1/1/26	1,000	1,056
Series B:
5.875% 1/1/21 (Pre-Refunded to 1/1/07 @ 102) (e)	5,800	6,059
6% 1/1/06	5,250	5,250
6.125% 1/1/09	2,120	2,257
Series C:
5.25% 1/1/10	2,630	2,770
5.5% 1/1/07	500	509
5.5% 1/1/07 (MBIA Insured)	2,340	2,391
Series D:
5.375% 1/1/10	3,315	3,507
6% 1/1/09	3,240	3,339
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North
Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17 .	2,500	2,666
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Series 1992, 7.25% 1/1/07	1,300	1,348
		39,859

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Dakota 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15
(AMBAC Insured)	$3,685	$4,053
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07
(FGIC Insured)	1,140	1,169
		5,222

Ohio – 0.7%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to
5/1/11 @ 101) (e)	2,000	2,210
Indian Hill Exempt Village School District Hamilton County
5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,169
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc.
Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,000	3,292
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%, tender
1/1/06 (c)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	1,350	1,326
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co.
Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,700	1,693
Olentangy Local School District 5.5% 12/1/15 (FSA Insured) .	1,000	1,101
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B, 6.375% 11/15/22	1,500	1,632
		13,423

Oklahoma – 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11
(Escrowed to Maturity) (e)	1,000	792
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19
(XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11
(AMBAC Insured)	3,350	3,793
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10
(Escrowed to Maturity) (e)	3,700	3,850
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,421
5.5% 10/1/20 (FGIC Insured)	1,550	1,727
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)	4,000	4,341
		18,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oregon – 0.4%
Clackamas County School District #62C, Oregon City Series
2004, 5% 6/15/18 (FSA Insured)	$1,800	$1,923
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20
(Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,083
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5%
5/1/09 (FSA Insured)	1,320	1,386
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,665
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,136
		8,193

Pennsylvania – 2.3%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,043
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys.
Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,372
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,443
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	1,400	1,528
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylva-
nia-American Wtr. Co. Proj.) 3.6%, tender 12/1/09
(AMBAC Insured) (c)(d)	5,665	5,624
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.
Proj.) 5.75% 12/15/13	1,165	1,218
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22
(AMBAC Insured)	3,930	4,705
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,387
6.5% 11/1/16 (d)	1,100	1,206
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d) .	1,200	1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5%
8/15/16 (AMBAC Insured)	1,400	1,500
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,394
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625%
6/1/12 (FGIC Insured)	2,500	2,770

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th
Series, 5.25% 8/1/16 (FSA Insured)	$2,355	$2,539
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12
(XL Cap. Assurance, Inc. Insured)	1,000	1,075
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11
(FSA Insured)	3,360	3,643
Philadelphia School District Series B, 5% 4/1/11
(AMBAC Insured)	2,100	2,245
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (b)	1,670	1,741
West Allegheny School District Series B, 5.25% 2/1/13
(FGIC Insured)	1,345	1,478
		44,396

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07
(MBIA Insured) (c)	1,000	1,005
South Carolina – 1.4%
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A, 5.25% 8/15/11	1,765	1,871
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge
Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,492
Greenville County Pub. Facilities Corp. Certificate of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC
Insured)	1,565	1,681
Lexington One School Facilities Corp. Rev. (Lexington County
School District No. 1 Proj.) 5% 12/1/10	680	714
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev.
(Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15
(Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,444
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	1,800	1,949
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,462
5.5% 1/1/16 (FGIC Insured)	2,705	3,063
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,216
5% 6/1/17 (MBIA Insured)	2,035	2,202
		27,272

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Dakota 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	$2,000	$2,183
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,305
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,557
		7,045

Tennessee – 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,360
6.25% 1/1/13 (MBIA Insured)	1,700	1,954
7.25% 1/1/10 (MBIA Insured)	8,000	9,076
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,861
5% 9/1/11 (MBIA Insured)	1,835	1,955
5% 9/1/13 (MBIA Insured)	2,010	2,159
Metropolitan Govt. Nashville & Davidson County
Health & Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A, 6% 11/15/30 (AMBAC Insured)
(Pre-Refunded to 11/15/09 @ 101) (e)	600	661
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev.
(Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,100	1,162
		20,188

Texas 18.3%
Abilene Independent School District 5% 2/15/17	1,090	1,166
Alief Independent School District Series 2004 B, 5% 2/15/09	2,000	2,094
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,104
Arlington Independent School District 0% 2/15/07	1,570	1,511
Austin Independent School District:
5.25% 8/1/11 (b)	3,515	3,748
5.7% 8/1/11	1,070	1,085
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,328
0% 11/15/12 (AMBAC Insured)	2,000	1,522
0% 5/15/17 (FGIC Insured)	1,900	1,160
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10
(MBIA Insured) (b)	1,735	1,816

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	$1,365	$1,487
5.375% 5/1/16 (FSA Insured)	1,425	1,547
5.375% 5/1/17 (FSA Insured)	1,490	1,614
Birdville Independent School District:
0% 2/15/12	4,150	3,256
5% 2/15/10	1,200	1,271
Boerne Independent School District 5.25% 2/1/35	1,300	1,371
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,211
Brownsville Independent School District 5% 8/15/16	3,065	3,290
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,642
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,200
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (e)	195	184
Clint Independent School District 5.5% 8/15/18	1,000	1,097
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,577
5% 3/1/10 (AMBAC Insured)	1,565	1,656
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,322
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,353
5.75% 2/15/17	1,500	1,655
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,413
Dallas Independent School District Series 2005, 5.25%
8/15/11	2,000	2,162
Del Valle Independent School District:
5% 2/1/15	2,015	2,166
5% 2/1/16	2,195	2,350
5.5% 2/1/10	1,275	1,374
5.5% 2/1/11	1,350	1,472
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,287
5% 7/15/14 (FSA Insured)	3,570	3,826
El Paso Independent School District 5% 8/15/15	2,160	2,338
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,311
Fort Worth Independent School District 5% 2/15/12	1,500	1,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11
(FSA Insured)	$2,000	$2,135
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,480
5% 2/15/10	1,000	1,059
5.5% 2/15/12	2,180	2,343
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,504
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,942
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,796
0% 10/1/16 (MBIA Insured)	6,180	3,893
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke’s
Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (e)	2,500	2,752
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (e)	2,680	2,951
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,095
5.5% 3/1/18 (FGIC Insured)	1,140	1,241
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11
(FSA Insured) (d)	3,300	3,384
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,166
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	264
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,032
0% 8/15/10 (AMBAC Insured)	2,200	1,850
0% 8/15/15	2,000	1,328
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,166
0% 12/1/11 (AMBAC Insured)	8,250	6,579
Humble Independent School District:
0% 2/15/10	2,320	1,991
0% 2/15/16	1,250	812
0% 2/15/17	1,400	865

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 0% 2/15/07	$2,550	$2,454
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	612
Series A, 0% 8/15/12	1,590	1,220
Klein Independent School District Series A:
5% 8/1/13	1,455	1,568
5% 8/1/14	5,110	5,520
La Joya Independent School District 5.75% 2/15/17 (Pre-Re-
funded to 2/15/10 @ 100) (e)	2,200	2,393
Lamar Consolidated Independent School District:
5.25% 2/15/14	305	316
5.25% 2/15/14 (Pre-Refunded to 2/15/08 @ 100) (e)	3,445	3,579
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,343
5.25% 2/15/13 (FGIC Insured)	1,335	1,338
Lewisville Independent School District 0% 8/15/08	5,000	4,481
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to
Maturity) (e)	615	552
Lower Colorado River Auth. Transmission Contract Rev. (LCRA
Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21
(AMBAC Insured)	2,405	2,605
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,714
5.5% 2/15/14	2,280	2,477
5.5% 2/15/15	2,270	2,490
5.5% 2/15/16	3,450	3,783
5.5% 2/15/18	1,000	1,080
5.5% 2/15/19	2,530	2,729
McLennan County Jr. College District 5% 8/15/17 (FSA
Insured)	1,235	1,317
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase
Bank) (c)	2,700	2,700
5.375% 8/15/11	430	450
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (e)	1,070	1,124
Midway Independent School District 0% 8/15/19	1,400	758
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	571
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,864
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,098

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	$1,000	$1,065
5.5% 8/15/26 (FGIC Insured)	1,225	1,347
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,231
North Central Health Facilities Dev. Corp. Rev. Series 1997 B,
5.75% 2/15/15 (MBIA Insured)	2,520	2,862
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,195
5.5% 2/15/13	1,090	1,186
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,331
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	578
Pearland Independent School District Series A, 5.875%
2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,108
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,096
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	548
5.75% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	2,000	2,193
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.)
5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,322
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,129
5.375% 2/15/18	1,370	1,481
5.625% 2/15/11	3,865	4,239
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,128
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,656
0% 2/15/07	7,645	7,358
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,100
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,155
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	7,300	7,302
5.375% 2/1/17	3,495	3,775
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,730
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,516
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,906
5.25% 2/1/14 (MBIA Insured)	1,835	2,021

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to
11/15/09 @ 100) (e)	$1,000	$1,088
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,278
5.625% 8/1/26	1,000	1,116
Snyder Independent School District 5.25% 2/15/26
(AMBAC Insured)	1,350	1,450
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.
Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,220
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,915
5.375% 2/1/18	1,400	1,503
Spring Independent School District 0% 2/15/07	5,900	5,679
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375%
11/15/20	1,250	1,292
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,232
5.375% 8/1/10 (d)	1,900	2,023
5% 8/1/09 (d)	5,000	5,042
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,392
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Projs.) Series A, 5%
2/1/10 (AMBAC Insured)	1,000	1,058
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14
(MBIA Insured)	1,300	1,412
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,152
5% 3/15/16 (FSA Insured)	4,565	4,899
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38
(AMBAC Insured)	10,110	11,147
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,145
6.5% 1/1/07 (FGIC Insured)	5,090	5,249
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,806
Series B, 5.625% 7/15/21	2,010	2,157
Travis County Health Facilities Dev. Corp. Rev. (Ascension
Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded
to 11/15/09 @ 101) (e)	4,000	4,432
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5%
2/1/19 (Pre-Refunded to 2/1/13 @ 100) (e)	1,000	1,111

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances
Hosp. Reg’l. Health Care Ctr. Proj.) 5.25% 7/1/10	$4,080	$4,196
Waxahachie Independent School District:
0% 8/15/14	1,460	1,019
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,076
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,566
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,288
White Settlement Independent School District 5.75% 8/15/34	1,250	1,374
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,544
Ysleta Independent School District 0% 8/15/11	1,100	883
		355,955

Utah 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75%
7/1/16 (MBIA Insured)	370	389
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5%
5/15/12 (AMBAC Insured)	5,000	5,462
Salt Lake County Wtr. Conservancy District Rev. Series A, 0%
10/1/06 (AMBAC Insured)	3,500	3,417
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10
(AMBAC Insured)	2,740	2,912
		12,180

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen
Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,111
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,317
		4,428

Virginia – 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,000	1,000
Arlington County Indl. Dev. Auth. Resource Recovery Rev.
(Alexandria/Arlington Waste Proj.) Series B, 5.375%
1/1/11 (FSA Insured) (d)	2,750	2,908

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	$1,380	$1,401
5.85% 5/1/08 (d)	1,370	1,398
		6,707

Washington 7.9%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,676
0% 6/1/24 (MBIA Insured)	1,505	621
0% 6/1/29 (MBIA Insured)	5,600	1,775
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	1,300	1,418
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,738
5.25% 1/1/11 (FSA Insured)	1,715	1,848
5% 1/1/09 (MBIA Insured)	1,265	1,324
5% 1/1/10 (MBIA Insured)	2,000	2,115
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	2,000	2,191
Clark County School District #37, Vancouver Series C, 0%
12/1/19 (FGIC Insured)	3,000	1,605
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	495
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17
(MBIA Insured)	4,000	4,512
Franklin County Pub. Util. District #1 Elec. Rev. 5.625%
9/1/21 (MBIA Insured)	2,000	2,187
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,300
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,070
King County School District #414, Lake Washington 5.25%
12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,080
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,936
5.5% 1/1/17 (FSA Insured)	2,565	2,799
5.5% 1/1/18 (FSA Insured)	3,010	3,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	$6,225	$6,454
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,271
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,919
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured) .	1,000	1,078
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,739
4.5% 12/1/09 (FGIC Insured)	855	886
Snohomish County School District #4, Lake Stevens 5.125%
12/1/17 (FGIC Insured)	2,000	2,167
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,140
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21
(Pre-Refunded to 1/1/11 @ 101) (e)	3,800	4,200
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,098
0% 12/1/12 (FGIC Insured)	6,830	5,192
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12
(MBIA Insured)	2,025	1,557
Series 2001 C, 5.25% 1/1/16	3,000	3,219
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,334
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,875
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5%
10/1/13 (MBIA Insured)	3,065	3,321
(Swedish Health Svcs. Proj.) 5.5% 11/15/12
(AMBAC Insured)	3,000	3,192
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.
Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,912
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5% 7/1/12 (FSA Insured)	3,500	3,687
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,385
0% 7/1/10	18,250	15,372
0% 7/1/12 (MBIA Insured)	4,000	3,058
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,707

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	$2,245	$2,437
5% 12/1/14 (FSA Insured)	3,245	3,529
		152,751

West Virginia – 0.0%
Kanawha/Putnam County, Huntington/Charlestown City
Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	687
Wisconsin – 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,285	2,406
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,583
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to
4/1/10 @ 100) (e)	1,000	1,092
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,073
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	2,500	2,674
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @
100) (e)	1,000	1,089
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,910
5.75% 8/15/12	1,760	1,933
6% 8/15/16	1,000	1,101
6.25% 8/15/22	1,600	1,755
		16,681

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,856,480)		1,895,417

NET OTHER ASSETS – 2.4%		46,689
NET ASSETS 100%		$1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 305

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	39.6%
Electric Utilities	12.3%
Transportation	11.6%
Escrowed/Pre Refunded	9.7%
Health Care	8.3%
Others* (individually less than 5%)	18.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,856,480)		$1,895,417
Cash		39,725
Receivable for fund shares sold		3,345
Interest receivable		25,605
Prepaid expenses		9
Other receivables		169
Total assets		1,964,270

Liabilities
Payable for investments purchased on a delayed delivery
basis	$16,334
Payable for fund shares redeemed	3,186
Distributions payable	1,873
Accrued management fee	510
Other affiliated payables	170
Other payables and accrued expenses	91
Total liabilities		22,164

Net Assets		$1,942,106
Net Assets consist of:
Paid in capital		$1,902,208
Undistributed net investment income		308
Accumulated undistributed net realized gain (loss) on
investments		653
Net unrealized appreciation (depreciation) on
investments		38,937
Net Assets		$1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($101.1 ÷ 10.142 shares)	$9.97
Maximum offering price per share (100/95.25 of $9.97) .	$10.47
Class T:
Net Asset Value and redemption price per share
($411 ÷ 41.229 shares)	$9.97
Maximum offering price per share (100/96.50 of $9.97) .	$10.33
Class B:
Net Asset Value and offering price per share
($101 ÷ 10.129 shares)A	$9.97
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,941,213 ÷ 194,762.461 shares)	$9.97
Class C:
Net Asset Value and offering price per share
($101 ÷ 10.128 shares)A	$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($178.7 ÷ 17.921 shares)	$9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$78,437
Income from affiliated Central Funds		305
Total income		78,742

Expenses
Management fee	$5,813
Transfer agent fees	1,569
Accounting fees and expenses	332
Independent trustees’ compensation	8
Custodian fees and expenses	30
Registration fees	162
Audit	60
Legal	13
Miscellaneous	44
Total expenses before reductions	8,031
Expense reductions	(1,199)	6,832

Net investment income		71,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,868
Futures contracts	105
Swap agreements	(133)
Total net realized gain (loss)		8,840
Change in net unrealized appreciation (depreciation) on:
Investment securities	(34,420)
Futures contracts	(176)
Total change in net unrealized appreciation
(depreciation)		(34,596)
Net gain (loss)		(25,756)
Net increase (decrease) in net assets resulting from
operations		$46,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$71,910	$69,882
Net realized gain (loss)	8,840	8,345
Change in net unrealized appreciation (depreciation) .	(34,596)	(16,385)
Net increase (decrease) in net assets resulting
from operations	46,154	61,842
Distributions to shareholders from net investment income .	(71,790)	(69,814)
Distributions to shareholders from net realized gain	(9,634)	(6,735)
Total distributions	(81,424)	(76,549)
Share transactions - net increase (decrease)	164,345	29,399
Redemption fees	16	36
Total increase (decrease) in net assets	129,091	14,728

Net Assets
Beginning of period	1,813,015	1,798,287
End of period (including undistributed net investment
income of $308 and undistributed net investment
income of $297, respectively)	$1,942,106	$1,813,015

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Financial Highlights Class A

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	060
Net realized and unrealized gain (loss)	051
Total from investment operations	111
Distributions from net investment income	(.061)
Distributions from net realized gain	(.040)
Total distributions	(.101)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.12%
Ratios to Average Net AssetsH
Expenses before reductions	61%A
Expenses net of fee waivers, if any	61%A
Expenses net of all reductions	60%A
Net investment income	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Financial Highlights Class T

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	050
Net realized and unrealized gain (loss)	059
Total from investment operations	109
Distributions from net investment income	(.059)
Distributions from net realized gain	(.040)
Total distributions	(.099)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.10%
Ratios to Average Net AssetsH
Expenses before reductions	78%A
Expenses net of fee waivers, if any	78%A
Expenses net of all reductions	76%A
Net investment income	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$411
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Financial Highlights Class B

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	047
Net realized and unrealized gain (loss)	051
Total from investment operations	098
Distributions from net investment income	(.048)
Distributions from net realized gain	(.040)
Total distributions	(.088)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	99%
Ratios to Average Net AssetsH
Expenses before reductions	1.37%A
Expenses net of fee waivers, if any	1.37%A
Expenses net of all reductions	1.35%A
Net investment income	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Financial Highlights Class C

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	046
Net realized and unrealized gain (loss)	051
Total from investment operations	097
Distributions from net investment income	(.047)
Distributions from net realized gain	(.040)
Total distributions	(.087)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	98%
Ratios to Average Net AssetsH
Expenses before reductions	1.47%A
Expenses net of fee waivers, if any	1.47%A
Expenses net of all reductions	1.45%A
Net investment income	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment incomeB	385	.395	.410	.427	.456D
Net realized and unrealized
gain (loss)	(.131)	(.022)	.120	.444	.073D
Total from investment operations	254	.373	.530	.871	.529
Distributions from net investment
income	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	(.050)	(.038)	(.140)	(.060)	—
Total distributions	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total ReturnA	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net AssetsC
Expenses before reductions	43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers,
if any	42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	36%	.42%	.43%	.42%	.39%
Net investment income	3.82%	3.89%	4.00%	4.24%	4.60%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	24%	26%	31%	31%	32%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Financial Highlights Institutional Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeD	061
Net realized and unrealized gain (loss)	052
Total from investment operations	113
Distributions from net investment income	(.063)
Distributions from net realized gain	(.040)
Total distributions	(.103)
Redemption fees added to paid in capitalD,E	—
Net asset value, end of period	$9.97
Total ReturnB,C	1.14%
Ratios to Average Net AssetsG
Expenses before reductions	48%A
Expenses net of fee waivers, if any	48%A
Expenses net of all reductions	47%A
Net investment income	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$179
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amount represents less than $.001 per share.
F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Inter mediate Municipal Income Fund to Fidelity Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class shares on October 31, 2005. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value

Annual Report

54

1. Significant Accounting Policies continued
Security Valuation continued

pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

55 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$46,617,091
Unrealized depreciation	(7,533,282)
Net unrealized appreciation (depreciation)	39,083,809
Undistributed ordinary income	5,089

Cost for federal income tax purposes	$1,856,333,485

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$71,790,352	$69,813,937
Ordinary Income	390,914	—
Long term Capital Gains	9,242,987	6,735,252
Total	$81,424,253	$76,549,189

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

56

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to cover initial margin requirements by depositing collateral with a futures commission merchant. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contracts. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $546,082,877 and $447,413,802, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund’s average net assets plus an income based fee of 5% of the fund’s gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

57 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$26	$26
Class T	0%	.25%	55	55
Class B	65%	.25%	154	111
Class C	75%	.25%	171	171
			$406	$363

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class T	$610

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Intermediate Municipal Income, to perform the transfer, dividend disburs ing, and shareholder servicing agent functions. Citibank has also entered into a

Annual Report 58

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$20	.12*
Class T	43	.19*
Class B	20	.12*
Class C	20	.12*
Intermediate Municipal Income	1,568,930.08
Institutional Class	35	.14*
	$1,569,068
* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income’s operating expenses. During the period, this reimbursement reduced the class’ expenses by $56,975.

59 Annual Report

Notes to Financial Statements continued
6. Expense Reductions - continued

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and ac counting expenses by $29,126 and $282,492, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Intermediate Municipal Income	$830,223

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005A	2004
From net investment income
Class A	$616	$—
Class T	768	—
Class B	487	—
Class C	470	—
Intermediate Municipal Income	71,787,077	69,813,937
Institutional Class	935	—
Total	$71,790,353	$69,813,937
From net realized gain
Class A	$403	$—
Class T	403	—
Class B	403	—
Class C	403	—
Intermediate Municipal Income	9,631,579	6,735,252
Institutional Class	712	—
Total	$9,633,903	$6,735,252

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

60

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Years ended December 31,			Years ended December 31,
	2005A	2004	2005	2004
Class A
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	102	—	1,019	—
Net increase (decrease)	10,142	—	$101,019	$—
Class T
Shares sold	41,122	—	$409,515	$—
Reinvestment of distributions .	107	—	1,069	—
Net increase (decrease)	41,229	—	$410,584	$—
Class B
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	89	—	889	—
Net increase (decrease)	10,129	—	$100,889	$—
Class C
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	88	—	873	—
Net increase (decrease)	10,128	—	$100,873	$—
Intermediate Municipal
Income
Shares sold	54,794,604	48,235,128	$551,450,776	$490,877,077
Reinvestment of distributions .	5,717,994	5,225,284	57,458,478	52,973,919
Shares redeemed	(44,359,637)	(50,907,887)	(445,457,502)	(514,451,401)
Net increase (decrease)	16,152,961	2,552,525	$163,451,752	$29,399,595
Institutional Class
Shares sold	17,756	—	$177,000	$—
Reinvestment of distributions .	166	—	1,647	—
Net increase (decrease)	17,922	—	$178,647	$—

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

61 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (formerly Spartan Intermediate Municipal Income Fund) (a fund of Fidelity School Street Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Intermediate Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

Annual Report

62

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Intermediate Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

64

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

65 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communica tion software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

66

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

67 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

68

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

69 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Intermediate Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Intermediate Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

70

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Intermediate Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Internediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Intermediate Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

71 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

72

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

73 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $7,911,038, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 13.18% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

74

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if permitted
by applicable law, to authorize fund
mergers without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative .	3,439,966,260.55	79.178
Against	621,366,942.79	14.302
Abstain	139,208,868.34	3.204
Broker
Non Votes	144,047,329.45	3.316
TOTAL	4,344,589,401.13	100.000

PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	4,173,404,574.63	96.060
Withheld	171,184,826.50	3.940
TOTAL	4,344,589,401.13	100.000
Albert R. Gamper, Jr.B
Affirmative .	4,170,122,794.06	95.984
Withheld	174,466,607.07	4.016
TOTAL	4,344,589,401.13	100.000
Robert M. Gates
Affirmative .	4,165,428,986.60	95.876
Withheld	179,160,414.53	4.124
TOTAL	4,344,589,401.13	100.000
George H. Heilmeier
Affirmative .	4,164,278,134.21	95.850
Withheld	180,311,266.92	4.150
TOTAL	4,344,589,401.13	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative .	4,146,143,630.16	95.432
Withheld	198,445,770.97	4.568
TOTAL	4,344,589,401.13	100.000

Edward C. Johnson 3d
Affirmative .	4,144,055,199.71	95.384
Withheld	200,534,201.42	4.616
TOTAL	4,344,589,401.13	100.000

Stephen P. Jonas
Affirmative .	4,171,042,907.37	96.005
Withheld	173,546,493.76	3.995
TOTAL	4,344,589,401.13	100.000

Marie L. Knowles
Affirmative .	4,170,603,081.87	95.995
Withheld	173,986,319.26	4.005
TOTAL	4,344,589,401.13	100.000

Ned C. Lautenbach
Affirmative .	4,169,502,791.14	95.970
Withheld	175,086,609.99	4.030
TOTAL	4,344,589,401.13	100.000

Marvin L. Mann
Affirmative .	4,160,413,057.12	95.761
Withheld	184,176,344.01	4.239
TOTAL	4,344,589,401.13	100.000

William O. McCoy
Affirmative .	4,157,416,622.57	95.692
Withheld	187,172,778.56	4.308
TOTAL	4,344,589,401.13	100.000

Robert L. Reynolds
Affirmative .	4,168,228,050.41	95.941
Withheld	176,361,350.72	4.059
TOTAL	4,344,589,401.13	100.000

75 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative .	4,169,710,009.66	95.975
Withheld	174,879,391.47	4.025
TOTAL	4,344,589,401.13	100.000

William S. Stavropoulos
Affirmative .	4,161,802,347.69	95.793
Withheld	182,787,053.44	4.207
TOTAL	4,344,589,401.13	100.000

Kenneth L. Wolfe
Affirmative .	4,165,895,445.21	95.887
Withheld	178,693,955.92	4.113
TOTAL	4,344,589,401.13	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report 76

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

77 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road

Annual Report 78

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

79 Annual Report

79

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

LIM-UANN-0206 1.787736.102

Fidelity Advisor Intermediate Municipal Income Fund - Class A, Class T, Class B and Class C

Annual Report December 31, 2005

Class A, Class T, Class B, and Class C are classes of Intermediate Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Summary	10	A summary of the fund’s investments.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	45	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	55	Notes to the financial statements.
Report of Independent	63
Registered Public
Accounting Firm
Trustees and Officers	64
Distributions	75
Proxy Voting Results	76

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Class A (incl. 4.75% sales charge)A	2.35%	4.17%	4.73%
Class T (incl. 3.50% sales charge)B	1.08%	4.44%	4.86%
Class B (incl. contingent deferred sales charge)C	2.52%	4.83%	5.23%
Class C (incl. contingent deferred sales charge)D	1.39%	5.16%	5.22%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class A shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of
Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class
A shares’ 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.
B Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of
Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares’ 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.
C Class B shares bear a 0.90% 12b 1 fee that is reflected in returns after October 31, 2005. The initial offering of
Class B shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Munici pal Income, the original class of the fund, which does not bear a 12b 1 fee. Had Class B shares’ 12b 1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.
D Class C shares bear a 1.00% 12b 1 fee that is reflected in returns after October 31, 2005. The initial offering of
Class C shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Munici pal Income, the original class of the fund, which does not bear a 12b 1 fee. Had Class C shares’ 12b 1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

5 Annual Report 5

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Munici pal Income Fund - Class T on December 31, 1995, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial class offering of Class T took place on October 31, 2005. See the previous page for additional information regarding the performance of Class T.

Annual Report 6

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund (excluding sales charges) beat the 1.62% return of the LipperSM Intermediate Municipal Debt Funds Average and the 2.19% return of the Lehman Brothers 1 17 Year Municipal Bond Index. (For specific performance information on the fund’s Class A, Class T, Class B and Class C shares after sales charges, please refer to the performance section of this report.) A key factor behind the fund’s outperformance of its benchmarks was yield curve positioning, which refers to how the fund’s assets were distributed across a range of maturities. The fund’s larger than index stake in longer term securities boosted returns because they performed best. I believe another contributor to the fund’s outperformance was its large stake relative to the Lipper peer group average in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain an overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance given that those securities were some of the market’s best performers.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Intermediate Municipal Income and for the entire period (October 31, 2005 to Decem ber 31, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

8

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Class A
Actual	$1,000.00	$1,011.20	$1.04B
HypotheticalA	$1,000.00	$1,022.13	$3.11C
Class T
Actual	$1,000.00	$1,011.00	$1.33B
HypotheticalA	$1,000.00	$1,021.27	$3.97C
Class B
Actual	$1,000.00	$1,009.90	$2.32B
HypotheticalA	$1,000.00	$1,018.35	$6.92C
Class C
Actual	$1,000.00	$1,009.80	$2.49B
HypotheticalA	$1,000.00	$1,017.85	$7.43C
Intermediate Municipal Income
Actual	$1,000.00	$1,006.30	$2.12B
HypotheticalA	$1,000.00	$1,023.09	$2.14C
Institutional Class
Actual	$1,000.00	$1,011.40	$.82B
HypotheticalA	$1,000.00	$1,022.79	$2.45C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Intermediate Municipal Income and multiplied by 62/365 (to reflect the period October 31, 2005 to December 31, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	61%
Class T	78%
Class B	1.36%
Class C	1.46%
Intermediate Municipal Income	42%
Institutional Class	48%

9 Annual Report

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	18.3	18.1
California	11.0	12.1
Illinois	10.3	11.0
New York	8.4	7.6
Washington	7.9	8.1
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	39.6	39.0
Electric Utilities	12.3	14.4
Transportation	11.6	11.0
Escrowed/Pre Refunded	9.7	8.0
Health Care	8.3	8.8
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	8.6	8.6

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	5.1	5.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Annual Report 10

Investments December 31, 2005

Showing Percentage of Net Assets

Municipal Bonds 97.6%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Pub. School & College Auth. Rev.
Series 1999 C, 5.625% 7/1/13	$4,200	$4,549
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,244
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA
Insured)	2,415	2,471
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,732
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,158
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,100
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,151
5.5% 1/1/22	1,100	1,187
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,075
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,645	1,765
		25,432

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8%
7/1/12 (AMBAC Insured) (d)	2,935	3,173
Arizona – 0.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (e)	1,060	1,176
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,159
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,601
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16
(AMBAC Insured)	1,585	1,719
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,166
		6,821

Arkansas – 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt.
Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	999
California – 11.0%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,549

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	$5,000	$5,481
5.25% 12/1/18 (FGIC Insured)	5,000	5,447
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,593
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (e)	1,800	2,036
Series A:
5.25% 5/1/11 (FSA Insured)	5,800	6,280
5.25% 5/1/12 (MBIA Insured)	4,000	4,365
5.5% 5/1/15 (AMBAC Insured)	2,600	2,879
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	5,700	6,526
California Econ. Recovery:
Series A, 5.25% 7/1/13 (MBIA Insured)	3,200	3,537
Series B, 5%, tender 7/1/07 (c)	4,000	4,094
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,884
5% 2/1/25	4,000	4,153
5.25% 2/1/11	4,000	4,296
5.25% 3/1/12	2,210	2,393
5.25% 2/1/15	5,000	5,435
5.25% 2/1/16	8,500	9,205
5.25% 2/1/28	3,400	3,605
5.25% 11/1/29	1,200	1,273
5.5% 3/1/11	8,500	9,237
5.5% 3/1/11 (FGIC Insured)	3,000	3,284
5.5% 4/1/13 (AMBAC Insured)	1,000	1,116
5.5% 4/1/30	1,500	1,638
5.5% 11/1/33	6,700	7,341
5.625% 5/1/20	1,700	1,845
5.75% 10/1/10	2,200	2,405
California Health Facilities Fing. Auth. Rev. (Catholic
Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,144
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0%
2/1/15 (MBIA Insured)	19,346	9,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC
Insured) (c)(d)	8,000	8,005
See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 .	$5,600	$6,144
Series 2005 A, 5.25% 6/1/30	4,300	4,538
Series 2005 K, 5% 11/1/16	7,195	7,702
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,290
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,600	1,586
Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,945
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA
Insured)	2,290	2,523
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,941
0% 1/15/27 (a)	1,000	863
5% 1/15/16 (MBIA Insured)	1,000	1,059
5.75% 1/15/40	1,600	1,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,800
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,372
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC
Insured) (d)	2,450	2,510
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.) 5% 9/1/18 (AMBAC
Insured)	1,425	1,526
Los Angeles Dept. Arpts. Rev. Series A, 5.25% 5/15/19 (FGIC
Insured)	2,500	2,681
Los Angeles Reg’l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,727
5% 1/1/11 (FSA Insured) (d)	1,740	1,816
5% 1/1/12 (FSA Insured) (d)	1,835	1,920
5% 1/1/08 (FSA Insured) (d)	1,510	1,548
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,516
5.375% 7/1/18 (MBIA Insured)	2,100	2,314
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,316

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)	$3,085	$3,558
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (b)	1,180	1,230
Subseries C, 5% 9/1/12 (AMBAC Insured) (b)	2,140	2,267
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	2,000	2,231
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,526
5.25% 10/1/10	1,620	1,729
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,417
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,868
5.25% 1/15/30 (MBIA Insured)	1,400	1,450
Sulphur Springs Union School District Ctfs. of Prtn.
(2002 School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	1,000	978
		214,142

Colorado – 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12
(Escrowed to Maturity) (e)	5,000	3,861
Adams County School District #172 5.5% 2/1/16
(FGIC Insured)	2,575	2,822
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.)
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,072
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty
Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	2,885	1,329
Colorado Health Facilities Auth. Rev. Series 2001, 6.625%
11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,975
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,352
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,140
5.75% 12/15/22 (FGIC Insured)	1,000	1,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$3,200	$3,529
Series B, 0% 9/1/15 (MBIA Insured)	1,400	925
		23,144

District Of Columbia – 1.0%
District of Columbia Ctfs. of Prtn. (District’s Pub. Safety and
Emergency Preparedness Communications Ctr. and Related
Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC
Insured)	1,930	2,143
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/10 (MBIA Insured)	3,000	3,159
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,426
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,069
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.)
Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,410
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series
1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,657
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,922
		19,404

Florida – 3.3%
Alachua County Health Facilities Auth. Health Facilities Rev.
(Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09
(Escrowed to Maturity) (e)	720	760
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16
(MBIA Insured)	1,385	1,482
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA
Insured)	2,105	2,252
Florida Correctional Privatization Communications Ctfs. of Prtn.
Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,877
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,708
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,003
Series B, 5% 11/15/17	1,200	1,258
3.95%, tender 9/1/12 (c)	7,550	7,515
5%, tender 11/16/09 (c)	5,000	5,214
5.25% 11/15/11	3,735	3,894
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa
Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	17,998

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap.
Impt. Projs.) Series 2002, 5.5% 1/1/16
(MBIA Insured)	$1,495	$1,628
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender
5/1/11 (MBIA Insured) (c)	1,400	1,491
Orange County School Board Ctfs. of Prtn. Series A, 0%
8/1/13 (MBIA Insured)	2,365	1,730
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25%
8/1/14 (FSA Insured)	3,535	3,820
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.
6% 4/1/10 (AMBAC Insured) (d)	2,000	2,158
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17
(FSA Insured)	1,410	1,502
Seminole County School Board Ctfs. of Prtn. Series A, 5%
7/1/12 (MBIA Insured)	1,520	1,637
Volusia County School Board Ctfs. of Prtn. (School Board of
Volusia County Master Lease Prog.) 5% 8/1/08 (FSA
Insured)	1,700	1,766
		63,693

Georgia – 1.6%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,707
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,282
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,289
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,815
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia
Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (c)(d) .	1,000	1,000
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series
2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (e) .	1,500	1,675
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt.
Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @
101) (e)	1,440	1,578
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,016
5% 1/1/10 (FSA Insured)	3,370	3,553
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,216
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Georgia Muni. Elec. Auth. Pwr. Rev.: – continued
Series 2005 V:
6.6% 1/1/18 (e)	$35	$42
6.6% 1/1/18 (MBIA Insured)	1,550	1,863
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.)
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	787
		30,679

Hawaii – 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC
Insured) (d)	3,700	4,308
Illinois – 10.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,385
5.5% 12/1/23 (MBIA Insured)	1,000	1,110
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	753
Series A, 0% 12/1/16 (FGIC Insured)	1,000	623
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,670
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,070
5.25% 1/1/33 (MBIA Insured)	3,000	3,139
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,338
5.25% 1/1/11 (FSA Insured)	2,070	2,228
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,285
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,111
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,064
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,828
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,706
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,174
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,436
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,221
6.25% 1/1/08 (Pre Refunded to 1/1/07 @ 102) (d)(e)	1,005	1,052
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,626
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,589
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,901

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$2,200	$2,416
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,615
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A,
4.25% 6/1/08 (AMBAC Insured)	3,545	3,559
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75%
1/1/07 (FGIC Insured)	5,000	5,262
Cook County Cmnty. Consolidated School District #21,
Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,819
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,232
Cook County Cmnty. Unit School District #401 Elmwood Park
0% 12/1/10 (FSA Insured)	3,275	2,719
Cook County High School District #201 J. Sterling Mortan Tpk.
0% 12/1/11 (FGIC Insured)	4,275	3,397
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,480
0% 11/1/17	2,700	1,608
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.)
3.85%, tender 5/1/08 (c)(d)	2,200	2,191
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,143
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC
Insured)	1,800	1,016
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C,
5.625% 10/1/15	1,505	1,651
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,550
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,596
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @
101) (e)	2,490	2,717
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,561
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke
Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC
Insured) (c)	1,400	1,423
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,038
5% 10/1/10	1,235	1,290
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$1,000	$1,085
5.375% 7/1/15 (MBIA Insured)	1,300	1,418
5.5% 8/1/10	1,400	1,515
5.5% 4/1/16 (FSA Insured)	1,000	1,098
5.5% 2/1/18 (FGIC Insured)	1,000	1,090
5.5% 8/1/19 (MBIA Insured)	1,250	1,369
5.5% 4/1/17 (MBIA Insured)	2,600	2,784
5.6% 4/1/21 (MBIA Insured)	2,800	2,998
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,069
7% 5/15/22	5,000	5,518
(Decatur Memorial Hosp. Proj.) Series 2001,
5.6% 10/1/16	2,600	2,776
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded
to 11/15/10 @ 101) (e)	2,755	3,179
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,490
6% 6/15/20	1,600	1,754
Kane & DeKalb Counties Cmnty. Unit School District #302
5.8% 2/1/22 (FGIC Insured)	1,500	1,697
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @
100) (e)	2,580	2,886
Kane, McHenry, Cook & DeKalb Counties Cmnty.
Unit School District #300, Carpentersville 0% 12/1/18
(AMBAC Insured)	4,555	2,575
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,710
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,028
0% 12/1/14 (FSA Insured)	5,180	3,559
0% 12/1/15 (FSA Insured)	3,810	2,495
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,018
0% 12/1/10 (FSA Insured)	3,380	2,806
Lake County Warren Township High School District #121,
Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,698

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$7,100	$7,833
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,315
0% 6/15/16 (FGIC Insured)	2,050	1,307
0% 6/15/17 (FGIC Insured)	3,240	1,967
0% 6/15/20 (FGIC Insured)	1,350	712
0% 6/15/34 (MBIA Insured)	1,000	257
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,916
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus
Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,078
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5%
8/15/11 (AMBAC Insured)	1,300	1,387
Will County Cmnty. Unit School District #365, Valley View 0%
11/1/17 (FSA Insured)	1,300	774
Will County Forest Preservation District Series B, 0% 12/1/14
(FGIC Insured)	1,000	687
		199,506

Indiana – 4.9%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,235
5.5% 7/15/22 (FSA Insured)	2,210	2,431
5.5% 7/15/23 (FSA Insured)	1,000	1,098
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18
(FSA Insured)	1,475	1,572
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15
(FSA Insured)	1,805	1,936
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,315
5% 7/10/16 (FSA Insured)	1,180	1,260
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21
(FSA Insured)	1,405	1,512
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,770
5% 7/15/17 (MBIA Insured)	1,720	1,847
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty.
School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,001

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	$1,030	$1,098
5% 1/15/12 (MBIA Insured)	1,295	1,390
Franklin Township Independent School Bldg. Corp., Marion
County 5% 7/15/15 (MBIA Insured)	1,700	1,843
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,253
5.5% 7/15/12 (FSA Insured)	1,280	1,413
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,893
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	1,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr.
Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (c)	6,900	7,037
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	875
0% 6/1/18 (AMBAC Insured)	1,740	1,008
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,826
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt.
Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,659
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,731
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc.
Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5%
10/1/16 (MBIA Insured)	5,000	5,440
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured) .	1,640	1,742
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC
Insured)	1,090	1,196
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured) .	2,210	2,358
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap.
Assurance, Inc. Insured)	1,050	1,116
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14
(FSA Insured)	2,075	2,265
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,430
Plainfield Cmnty. High School Bldg. Corp. 5% 1/15/30
(FGIC Insured)	2,000	2,083
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,663

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Portage Township Multi-School Bldg. Corp.: – continued
5.25% 7/15/27 (MBIA Insured)	$1,310	$1,403
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,057
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20
(FSA Insured)	2,550	2,842
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,818
5% 7/15/17 (FGIC Insured)	2,000	2,114
Wawasee Cmnty. School Corp. New Elementary and
Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,578
Westfield Washington Multi-School Bldg. Corp. Series A, 5%
1/15/12 (FSA Insured)	1,005	1,078
		95,089

Iowa 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,241
Kansas 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.)
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,844
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,340
5.25% 12/1/11 (MBIA Insured)	1,805	1,891
Series II, 5.5% 11/1/19	1,000	1,100
5.5% 11/1/20	1,000	1,101
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23
(XL Cap. Assurance, Inc. Insured)	1,430	1,664
		10,940

Kentucky 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10
(MBIA Insured) (d)	1,645	1,722
Kentucky Asset/Liability Commission Rev. (Univ. of Kentucky
Gen. Receipts Proj.) 5% 10/1/16 (FGIC Insured)	1,250	1,359
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys. Rev.
Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,443
		5,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$1,070	$1,175
5.25% 3/1/16 (FSA Insured)	1,290	1,420
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5%
2/1/12 (AMBAC Insured)	1,000	1,068
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,012
		4,675

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-
Refunded to 7/1/10 @ 101) (e)	2,710	2,994
Massachusetts 4.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	283
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.):
6.375% 8/1/14	1,315	1,455
6.375% 8/1/15	2,460	2,708
6.375% 8/1/16	2,570	2,841
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,200
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,371
5.75% 6/15/13	3,000	3,275
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,350
Series 2005 C, 5.25% 9/1/23	6,300	6,836
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,000	2,168
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,940
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,456
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,488
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,064
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,060
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,254
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A:
5% 8/15/25 (FSA Insured)	10,000	10,562

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A: – continued
5% 8/15/30 (FSA Insured)	$10,000	$10,498
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55%
1/1/17 (MBIA Insured)	5,675	5,986
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	6,066
5.25% 8/1/14 (MBIA Insured)	5,000	5,522
		90,409

Michigan – 3.3%
Clarkston Cmnty. Schools:
5.25% 5/1/29	1,400	1,497
5.375% 5/1/22	1,000	1,098
Detroit City School District Series A, 5.5% 5/1/11 (FSA
Insured)	3,355	3,680
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,150
5% 9/30/12 (MBIA Insured)	1,500	1,623
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,834
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,494
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08
(MBIA Insured) (c)	10,000	10,475
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33
(FGIC Insured)	190	200
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,545
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31)	7,800	2,925
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (e)	1,000	1,095
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,201
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,066
5.5% 3/1/17	1,885	2,009
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,241

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed
to Maturity) (e)	$1,195	$1,227
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,065
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co.
Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,588
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity
Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,115
Troy School District 5% 5/1/12 (MBIA Insured) (b)	1,075	1,139
		63,267

Minnesota 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,314
5.625% 12/1/22	575	617
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,569
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.)
Series A, 5.5% 11/15/27	5,910	6,220
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus
Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,204

Mississippi – 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,787
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45%
3/1/10 (d)	3,800	3,988
		5,775

Missouri – 0.7%
Kansas City School District Bldg. Corp. Rev. Series A, 5%
2/1/08 (FGIC Insured)	1,905	1,970
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17
(Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,112
5% 9/1/16 (FSA Insured)	2,030	2,176
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of
Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,151

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont.
& Drinking Wtr. Rev. (State Revolving Fund Prog.) Series
2003 A, 5.125% 1/1/20	$2,315	$2,472
Missouri Highways & Trans. Commission State Road Rev.
Series 2001 A, 5.625% 2/1/13	2,370	2,591
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg.
Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,138
		13,610

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)	2,900	3,010
Nevada 0.8%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,595
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,167
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)	1,500	1,595
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA
Insured) (d)	5,735	5,855
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,098
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	2,300	2,481
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16
(FSA Insured)	4,140	2,631
		16,422

New Hampshire – 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded
to 6/1/13 @ 100) (e)	1,150	1,285
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	2,400	2,373
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC
Insured) (b)	1,690	1,707
		5,365

New Jersey – 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	2,006
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$2,000	$2,099
5.25% 3/1/15	3,000	3,283
5.25% 3/1/23	1,500	1,606
5.25% 3/1/26	2,000	2,130
Series O, 5.25% 3/1/21 (MBIA Insured)	1,200	1,304
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender
1/1/10 (AMBAC Insured) (c)	3,050	3,008
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	4,500	4,729
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,842
5.25% 12/15/11 (FGIC Insured)	4,900	5,315
5.25% 12/15/12 (FGIC Insured)	5,200	5,680
5.25% 12/15/16 (MBIA Insured)	5,000	5,496
5.25% 12/15/17 (FGIC Insured)	4,000	4,379
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	4,865	5,046
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.)
5.5% 5/1/28 (FGIC Insured)	2,000	2,212
		54,412

New Mexico – 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,460
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95%
3/1/09 (d)	2,000	2,068
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr.
Series IV A1, 7.05% 3/1/10 (d)	2,075	2,109
		5,637

New York – 8.4%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City
School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,306
5.75% 5/1/17 (FSA Insured)	2,895	3,292
5.75% 5/1/19 (FSA Insured)	5,590	6,344
5.75% 5/1/22 (FSA Insured)	10,765	12,142
5.75% 5/1/25 (FSA Insured)	1,715	1,935
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,725
5% 6/1/11	1,075	1,137

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	$1,000	$1,078
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,501
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,142
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,498
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,753
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,096
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,863
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75%
7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	325
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	850	901
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,035	2,281
Series 2002 C, 5.5% 8/1/13	2,000	2,190
Series 2003 I, 5.75% 3/1/16	2,100	2,324
Series 2005 G, 5% 8/1/14	2,100	2,246
Series 2005 J:
5% 3/1/12	3,020	3,214
5% 3/1/20	9,000	9,451
Series 2005 K, 5% 8/1/11	6,000	6,365
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series C:
5.75% 3/15/27 (FSA Insured)	465	512
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	1,035	1,163
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Series J:
5.875% 2/15/19	10	10
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (e)	85	87
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,918
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One
Group Assoc. Proj.) 5% 1/1/07 (d)	1,810	1,830
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @
101) (e)	7,600	7,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev. Series A, 5.75%
2/15/16	$30	$33
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,739
Series C, 7.5% 7/1/10	5,085	5,539
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	1,400	1,478
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12
(FGIC Insured)	9,000	9,644
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
Series 2003 A, 5% 3/15/09	3,000	3,140
5.75% 7/1/13 (AMBAC Insured)	1,100	1,213
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,136
4.875% 6/15/20	2,200	2,267
5% 6/15/15	775	810
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	5,000	5,436
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	765	832
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,942
Series A1:
5% 6/1/11	10,000	10,072
5.25% 6/1/21 (AMBAC Insured)	2,200	2,360
5.25% 6/1/22 (AMBAC Insured)	3,450	3,692
5.5% 6/1/15	8,000	8,584
Series C1:
5.5% 6/1/14	2,700	2,865
5.5% 6/1/20	800	875
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A,
5.125% 1/1/22	2,000	2,118
		163,626

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	$7,620	$7,972
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,258
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK
Int’l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13
(MBIA Insured) (d)	4,100	4,610
		13,840

North Carolina – 2.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,720
5.25% 6/1/20 (AMBAC Insured)	1,520	1,641
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.)
Series B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,142
Series A:
5.5% 1/1/11	1,565	1,678
5.75% 1/1/26	1,000	1,056
Series B:
5.875% 1/1/21 (Pre-Refunded to 1/1/07 @ 102) (e)	5,800	6,059
6% 1/1/06	5,250	5,250
6.125% 1/1/09	2,120	2,257
Series C:
5.25% 1/1/10	2,630	2,770
5.5% 1/1/07	500	509
5.5% 1/1/07 (MBIA Insured)	2,340	2,391
Series D:
5.375% 1/1/10	3,315	3,507
6% 1/1/09	3,240	3,339
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North
Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17 .	2,500	2,666
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Series 1992, 7.25% 1/1/07	1,300	1,348
		39,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Dakota 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15
(AMBAC Insured)	$3,685	$4,053
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07
(FGIC Insured)	1,140	1,169
		5,222

Ohio – 0.7%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to
5/1/11 @ 101) (e)	2,000	2,210
Indian Hill Exempt Village School District Hamilton County
5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,169
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc.
Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,000	3,292
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%, tender
1/1/06 (c)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	1,350	1,326
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co.
Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,700	1,693
Olentangy Local School District 5.5% 12/1/15 (FSA Insured) .	1,000	1,101
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B, 6.375% 11/15/22	1,500	1,632
		13,423

Oklahoma – 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11
(Escrowed to Maturity) (e)	1,000	792
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19
(XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11
(AMBAC Insured)	3,350	3,793
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10
(Escrowed to Maturity) (e)	3,700	3,850
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,421
5.5% 10/1/20 (FGIC Insured)	1,550	1,727
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)	4,000	4,341
		18,084

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oregon – 0.4%
Clackamas County School District #62C, Oregon City Series
2004, 5% 6/15/18 (FSA Insured)	$1,800	$1,923
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20
(Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,083
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5%
5/1/09 (FSA Insured)	1,320	1,386
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,665
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,136
		8,193

Pennsylvania – 2.3%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,043
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys.
Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,372
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,443
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	1,400	1,528
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylva-
nia-American Wtr. Co. Proj.) 3.6%, tender 12/1/09
(AMBAC Insured) (c)(d)	5,665	5,624
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.
Proj.) 5.75% 12/15/13	1,165	1,218
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22
(AMBAC Insured)	3,930	4,705
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,387
6.5% 11/1/16 (d)	1,100	1,206
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d) .	1,200	1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5%
8/15/16 (AMBAC Insured)	1,400	1,500
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,394
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625%
6/1/12 (FGIC Insured)	2,500	2,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th
Series, 5.25% 8/1/16 (FSA Insured)	$2,355	$2,539
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12
(XL Cap. Assurance, Inc. Insured)	1,000	1,075
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11
(FSA Insured)	3,360	3,643
Philadelphia School District Series B, 5% 4/1/11
(AMBAC Insured)	2,100	2,245
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (b)	1,670	1,741
West Allegheny School District Series B, 5.25% 2/1/13
(FGIC Insured)	1,345	1,478
		44,396

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07
(MBIA Insured) (c)	1,000	1,005
South Carolina – 1.4%
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A, 5.25% 8/15/11	1,765	1,871
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge
Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,492
Greenville County Pub. Facilities Corp. Certificate of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC
Insured)	1,565	1,681
Lexington One School Facilities Corp. Rev. (Lexington County
School District No. 1 Proj.) 5% 12/1/10	680	714
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev.
(Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15
(Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,444
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	1,800	1,949
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,462
5.5% 1/1/16 (FGIC Insured)	2,705	3,063
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,216
5% 6/1/17 (MBIA Insured)	2,035	2,202
		27,272

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Dakota 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	$2,000	$2,183
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,305
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,557
		7,045

Tennessee – 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,360
6.25% 1/1/13 (MBIA Insured)	1,700	1,954
7.25% 1/1/10 (MBIA Insured)	8,000	9,076
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,861
5% 9/1/11 (MBIA Insured)	1,835	1,955
5% 9/1/13 (MBIA Insured)	2,010	2,159
Metropolitan Govt. Nashville & Davidson County
Health & Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A, 6% 11/15/30 (AMBAC Insured)
(Pre-Refunded to 11/15/09 @ 101) (e)	600	661
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev.
(Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,100	1,162
		20,188

Texas 18.3%
Abilene Independent School District 5% 2/15/17	1,090	1,166
Alief Independent School District Series 2004 B, 5% 2/15/09	2,000	2,094
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,104
Arlington Independent School District 0% 2/15/07	1,570	1,511
Austin Independent School District:
5.25% 8/1/11 (b)	3,515	3,748
5.7% 8/1/11	1,070	1,085
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,328
0% 11/15/12 (AMBAC Insured)	2,000	1,522
0% 5/15/17 (FGIC Insured)	1,900	1,160
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10
(MBIA Insured) (b)	1,735	1,816

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	$1,365	$1,487
5.375% 5/1/16 (FSA Insured)	1,425	1,547
5.375% 5/1/17 (FSA Insured)	1,490	1,614
Birdville Independent School District:
0% 2/15/12	4,150	3,256
5% 2/15/10	1,200	1,271
Boerne Independent School District 5.25% 2/1/35	1,300	1,371
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,211
Brownsville Independent School District 5% 8/15/16	3,065	3,290
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,642
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,200
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (e)	195	184
Clint Independent School District 5.5% 8/15/18	1,000	1,097
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,577
5% 3/1/10 (AMBAC Insured)	1,565	1,656
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,322
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,353
5.75% 2/15/17	1,500	1,655
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,413
Dallas Independent School District Series 2005, 5.25%
8/15/11	2,000	2,162
Del Valle Independent School District:
5% 2/1/15	2,015	2,166
5% 2/1/16	2,195	2,350
5.5% 2/1/10	1,275	1,374
5.5% 2/1/11	1,350	1,472
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,287
5% 7/15/14 (FSA Insured)	3,570	3,826
El Paso Independent School District 5% 8/15/15	2,160	2,338
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,311
Fort Worth Independent School District 5% 2/15/12	1,500	1,612

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11
(FSA Insured)	$2,000	$2,135
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,480
5% 2/15/10	1,000	1,059
5.5% 2/15/12	2,180	2,343
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,504
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,942
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,796
0% 10/1/16 (MBIA Insured)	6,180	3,893
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke’s
Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (e)	2,500	2,752
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (e)	2,680	2,951
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,095
5.5% 3/1/18 (FGIC Insured)	1,140	1,241
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11
(FSA Insured) (d)	3,300	3,384
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,166
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	264
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,032
0% 8/15/10 (AMBAC Insured)	2,200	1,850
0% 8/15/15	2,000	1,328
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,166
0% 12/1/11 (AMBAC Insured)	8,250	6,579
Humble Independent School District:
0% 2/15/10	2,320	1,991
0% 2/15/16	1,250	812
0% 2/15/17	1,400	865

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 0% 2/15/07	$2,550	$2,454
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	612
Series A, 0% 8/15/12	1,590	1,220
Klein Independent School District Series A:
5% 8/1/13	1,455	1,568
5% 8/1/14	5,110	5,520
La Joya Independent School District 5.75% 2/15/17 (Pre-Re-
funded to 2/15/10 @ 100) (e)	2,200	2,393
Lamar Consolidated Independent School District:
5.25% 2/15/14	305	316
5.25% 2/15/14 (Pre-Refunded to 2/15/08 @ 100) (e)	3,445	3,579
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,343
5.25% 2/15/13 (FGIC Insured)	1,335	1,338
Lewisville Independent School District 0% 8/15/08	5,000	4,481
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to
Maturity) (e)	615	552
Lower Colorado River Auth. Transmission Contract Rev. (LCRA
Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21
(AMBAC Insured)	2,405	2,605
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,714
5.5% 2/15/14	2,280	2,477
5.5% 2/15/15	2,270	2,490
5.5% 2/15/16	3,450	3,783
5.5% 2/15/18	1,000	1,080
5.5% 2/15/19	2,530	2,729
McLennan County Jr. College District 5% 8/15/17 (FSA
Insured)	1,235	1,317
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase
Bank) (c)	2,700	2,700
5.375% 8/15/11	430	450
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (e)	1,070	1,124
Midway Independent School District 0% 8/15/19	1,400	758
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	571
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,864
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,098

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	$1,000	$1,065
5.5% 8/15/26 (FGIC Insured)	1,225	1,347
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,231
North Central Health Facilities Dev. Corp. Rev. Series 1997 B,
5.75% 2/15/15 (MBIA Insured)	2,520	2,862
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,195
5.5% 2/15/13	1,090	1,186
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,331
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	578
Pearland Independent School District Series A, 5.875%
2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,108
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,096
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	548
5.75% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	2,000	2,193
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.)
5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,322
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,129
5.375% 2/15/18	1,370	1,481
5.625% 2/15/11	3,865	4,239
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,128
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,656
0% 2/15/07	7,645	7,358
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,100
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,155
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	7,300	7,302
5.375% 2/1/17	3,495	3,775
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,730
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,516
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,906
5.25% 2/1/14 (MBIA Insured)	1,835	2,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to
11/15/09 @ 100) (e)	$1,000	$1,088
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,278
5.625% 8/1/26	1,000	1,116
Snyder Independent School District 5.25% 2/15/26
(AMBAC Insured)	1,350	1,450
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.
Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,220
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,915
5.375% 2/1/18	1,400	1,503
Spring Independent School District 0% 2/15/07	5,900	5,679
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375%
11/15/20	1,250	1,292
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,232
5.375% 8/1/10 (d)	1,900	2,023
5% 8/1/09 (d)	5,000	5,042
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,392
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Projs.) Series A, 5%
2/1/10 (AMBAC Insured)	1,000	1,058
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14
(MBIA Insured)	1,300	1,412
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,152
5% 3/15/16 (FSA Insured)	4,565	4,899
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38
(AMBAC Insured)	10,110	11,147
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,145
6.5% 1/1/07 (FGIC Insured)	5,090	5,249
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,806
Series B, 5.625% 7/15/21	2,010	2,157
Travis County Health Facilities Dev. Corp. Rev. (Ascension
Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded
to 11/15/09 @ 101) (e)	4,000	4,432
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5%
2/1/19 (Pre-Refunded to 2/1/13 @ 100) (e)	1,000	1,111

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances
Hosp. Reg’l. Health Care Ctr. Proj.) 5.25% 7/1/10	$4,080	$4,196
Waxahachie Independent School District:
0% 8/15/14	1,460	1,019
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,076
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,566
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,288
White Settlement Independent School District 5.75% 8/15/34	1,250	1,374
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,544
Ysleta Independent School District 0% 8/15/11	1,100	883
		355,955

Utah 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75%
7/1/16 (MBIA Insured)	370	389
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5%
5/15/12 (AMBAC Insured)	5,000	5,462
Salt Lake County Wtr. Conservancy District Rev. Series A, 0%
10/1/06 (AMBAC Insured)	3,500	3,417
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10
(AMBAC Insured)	2,740	2,912
		12,180

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen
Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,111
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,317
		4,428

Virginia – 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,000	1,000
Arlington County Indl. Dev. Auth. Resource Recovery Rev.
(Alexandria/Arlington Waste Proj.) Series B, 5.375%
1/1/11 (FSA Insured) (d)	2,750	2,908

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	$1,380	$1,401
5.85% 5/1/08 (d)	1,370	1,398
		6,707

Washington 7.9%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,676
0% 6/1/24 (MBIA Insured)	1,505	621
0% 6/1/29 (MBIA Insured)	5,600	1,775
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	1,300	1,418
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,738
5.25% 1/1/11 (FSA Insured)	1,715	1,848
5% 1/1/09 (MBIA Insured)	1,265	1,324
5% 1/1/10 (MBIA Insured)	2,000	2,115
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	2,000	2,191
Clark County School District #37, Vancouver Series C, 0%
12/1/19 (FGIC Insured)	3,000	1,605
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	495
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17
(MBIA Insured)	4,000	4,512
Franklin County Pub. Util. District #1 Elec. Rev. 5.625%
9/1/21 (MBIA Insured)	2,000	2,187
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,300
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,070
King County School District #414, Lake Washington 5.25%
12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,080
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,936
5.5% 1/1/17 (FSA Insured)	2,565	2,799
5.5% 1/1/18 (FSA Insured)	3,010	3,273

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	$6,225	$6,454
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,271
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,919
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured) .	1,000	1,078
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,739
4.5% 12/1/09 (FGIC Insured)	855	886
Snohomish County School District #4, Lake Stevens 5.125%
12/1/17 (FGIC Insured)	2,000	2,167
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,140
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21
(Pre-Refunded to 1/1/11 @ 101) (e)	3,800	4,200
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,098
0% 12/1/12 (FGIC Insured)	6,830	5,192
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12
(MBIA Insured)	2,025	1,557
Series 2001 C, 5.25% 1/1/16	3,000	3,219
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,334
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,875
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5%
10/1/13 (MBIA Insured)	3,065	3,321
(Swedish Health Svcs. Proj.) 5.5% 11/15/12
(AMBAC Insured)	3,000	3,192
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.
Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,912
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5% 7/1/12 (FSA Insured)	3,500	3,687
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,385
0% 7/1/10	18,250	15,372
0% 7/1/12 (MBIA Insured)	4,000	3,058
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,707

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	$2,245	$2,437
5% 12/1/14 (FSA Insured)	3,245	3,529
		152,751

West Virginia – 0.0%
Kanawha/Putnam County, Huntington/Charlestown City
Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	687
Wisconsin – 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,285	2,406
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,583
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to
4/1/10 @ 100) (e)	1,000	1,092
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,073
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	2,500	2,674
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @
100) (e)	1,000	1,089
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,910
5.75% 8/15/12	1,760	1,933
6% 8/15/16	1,000	1,101
6.25% 8/15/22	1,600	1,755
		16,681

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,856,480)		1,895,417

NET OTHER ASSETS – 2.4%		46,689
NET ASSETS 100%		$1,942,106

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Investments continued

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 305

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	39.6%
Electric Utilities	12.3%
Transportation	11.6%
Escrowed/Pre Refunded	9.7%
Health Care	8.3%
Others* (individually less than 5%)	18.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 44

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,856,480)		$1,895,417
Cash		39,725
Receivable for fund shares sold		3,345
Interest receivable		25,605
Prepaid expenses		9
Other receivables		169
Total assets		1,964,270

Liabilities
Payable for investments purchased on a delayed delivery
basis	$16,334
Payable for fund shares redeemed	3,186
Distributions payable	1,873
Accrued management fee	510
Other affiliated payables	170
Other payables and accrued expenses	91
Total liabilities		22,164

Net Assets		$1,942,106
Net Assets consist of:
Paid in capital		$1,902,208
Undistributed net investment income		308
Accumulated undistributed net realized gain (loss) on
investments		653
Net unrealized appreciation (depreciation) on
investments		38,937
Net Assets		$1,942,106

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($101.1 ÷ 10.142 shares)	$9.97
Maximum offering price per share (100/95.25 of $9.97) .	$10.47
Class T:
Net Asset Value and redemption price per share
($411 ÷ 41.229 shares)	$9.97
Maximum offering price per share (100/96.50 of $9.97) .	$10.33
Class B:
Net Asset Value and offering price per share
($101 ÷ 10.129 shares)A	$9.97
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,941,213 ÷ 194,762.461 shares)	$9.97
Class C:
Net Asset Value and offering price per share
($101 ÷ 10.128 shares)A	$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($178.7 ÷ 17.921 shares)	$9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$78,437
Income from affiliated Central Funds		305
Total income		78,742

Expenses
Management fee	$5,813
Transfer agent fees	1,569
Accounting fees and expenses	332
Independent trustees’ compensation	8
Custodian fees and expenses	30
Registration fees	162
Audit	60
Legal	13
Miscellaneous	44
Total expenses before reductions	8,031
Expense reductions	(1,199)	6,832

Net investment income		71,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,868
Futures contracts	105
Swap agreements	(133)
Total net realized gain (loss)		8,840
Change in net unrealized appreciation (depreciation) on:
Investment securities	(34,420)
Futures contracts	(176)
Total change in net unrealized appreciation
(depreciation)		(34,596)
Net gain (loss)		(25,756)
Net increase (decrease) in net assets resulting from
operations		$46,154

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$71,910	$69,882
Net realized gain (loss)		8,840	8,345
Change in net unrealized appreciation (depreciation) .		(34,596)	(16,385)
Net increase (decrease) in net assets resulting
from operations		46,154	61,842
Distributions to shareholders from net investment income	.	(71,790)	(69,814)
Distributions to shareholders from net realized gain		(9,634)	(6,735)
Total distributions		(81,424)	(76,549)
Share transactions - net increase (decrease)		164,345	29,399
Redemption fees		16	36
Total increase (decrease) in net assets		129,091	14,728

Net Assets
Beginning of period		1,813,015	1,798,287
End of period (including undistributed net investment
income of $308 and undistributed net investment
income of $297, respectively)		$1,942,106	$1,813,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Financial Highlights Class A

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	060
Net realized and unrealized gain (loss)	051
Total from investment operations	111
Distributions from net investment income	(.061)
Distributions from net realized gain	(.040)
Total distributions	(.101)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.12%
Ratios to Average Net AssetsH
Expenses before reductions	61%A
Expenses net of fee waivers, if any	61%A
Expenses net of all reductions	60%A
Net investment income	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Financial Highlights Class T

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	050
Net realized and unrealized gain (loss)	059
Total from investment operations	109
Distributions from net investment income	(.059)
Distributions from net realized gain	(.040)
Total distributions	(.099)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.10%
Ratios to Average Net AssetsH
Expenses before reductions	78%A
Expenses net of fee waivers, if any	78%A
Expenses net of all reductions	76%A
Net investment income	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$411
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Financial Highlights Class B

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	047
Net realized and unrealized gain (loss)	051
Total from investment operations	098
Distributions from net investment income	(.048)
Distributions from net realized gain	(.040)
Total distributions	(.088)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	99%
Ratios to Average Net AssetsH
Expenses before reductions	1.37%A
Expenses net of fee waivers, if any	1.37%A
Expenses net of all reductions	1.35%A
Net investment income	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights Class C

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	046
Net realized and unrealized gain (loss)	051
Total from investment operations	097
Distributions from net investment income	(.047)
Distributions from net realized gain	(.040)
Total distributions	(.087)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	98%
Ratios to Average Net AssetsH
Expenses before reductions	1.47%A
Expenses net of fee waivers, if any	1.47%A
Expenses net of all reductions	1.45%A
Net investment income	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Financial Highlights Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment incomeB	385	.395	.410	.427	.456D
Net realized and unrealized
gain (loss)	(.131)	(.022)	.120	.444	.073D
Total from investment operations	254	.373	.530	.871	.529
Distributions from net investment
income	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	(.050)	(.038)	(.140)	(.060)	—
Total distributions	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total ReturnA	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net AssetsC
Expenses before reductions	43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers,
if any	42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	36%	.42%	.43%	.42%	.39%
Net investment income	3.82%	3.89%	4.00%	4.24%	4.60%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	24%	26%	31%	31%	32%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Financial Highlights Institutional Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeD	061
Net realized and unrealized gain (loss)	052
Total from investment operations	113
Distributions from net investment income	(.063)
Distributions from net realized gain	(.040)
Total distributions	(.103)
Redemption fees added to paid in capitalD,E	—
Net asset value, end of period	$9.97
Total ReturnB,C	1.14%
Ratios to Average Net AssetsG
Expenses before reductions	48%A
Expenses net of fee waivers, if any	48%A
Expenses net of all reductions	47%A
Net investment income	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$179
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amount represents less than $.001 per share.
F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

54

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Inter mediate Municipal Income Fund to Fidelity Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class shares on October 31, 2005. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value

55 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Security Valuation continued

pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

56

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$46,617,091
Unrealized depreciation	(7,533,282)
Net unrealized appreciation (depreciation)	39,083,809
Undistributed ordinary income	5,089

Cost for federal income tax purposes	$1,856,333,485

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$71,790,352	$69,813,937
Ordinary Income	390,914	—
Long term Capital Gains	9,242,987	6,735,252
Total	$81,424,253	$76,549,189

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

57 Annual Report

Notes to Financial Statements continued
2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to cover initial margin requirements by depositing collateral with a futures commission merchant. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contracts. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $546,082,877 and $447,413,802, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund’s average net assets plus an income based fee of 5% of the fund’s gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Annual Report

58

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$26	$26
Class T	0%	.25%	55	55
Class B	65%	.25%	154	111
Class C	75%	.25%	171	171
			$406	$363

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class T	$610

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Intermediate Municipal Income, to perform the transfer, dividend disburs ing, and shareholder servicing agent functions. Citibank has also entered into a

59 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$20	.12*
Class T	43	.19*
Class B	20	.12*
Class C	20	.12*
Intermediate Municipal Income	1,568,930.08
Institutional Class	35	.14*
	$1,569,068
* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income’s operating expenses. During the period, this reimbursement reduced the class’ expenses by $56,975.

Annual Report

60

6. Expense Reductions - continued

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and ac counting expenses by $29,126 and $282,492, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Intermediate Municipal Income	$830,223

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005A	2004
From net investment income
Class A	$616	$—
Class T	768	—
Class B	487	—
Class C	470	—
Intermediate Municipal Income	71,787,077	69,813,937
Institutional Class	935	—
Total	$71,790,353	$69,813,937
From net realized gain
Class A	$403	$—
Class T	403	—
Class B	403	—
Class C	403	—
Intermediate Municipal Income	9,631,579	6,735,252
Institutional Class	712	—
Total	$9,633,903	$6,735,252

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

61 Annual Report

Notes to Financial Statements continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Years ended December 31,			Years ended December 31,
	2005A	2004	2005	2004
Class A
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	102	—	1,019	—
Net increase (decrease)	10,142	—	$101,019	$—
Class T
Shares sold	41,122	—	$409,515	$—
Reinvestment of distributions .	107	—	1,069	—
Net increase (decrease)	41,229	—	$410,584	$—
Class B
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	89	—	889	—
Net increase (decrease)	10,129	—	$100,889	$—
Class C
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	88	—	873	—
Net increase (decrease)	10,128	—	$100,873	$—
Intermediate Municipal
Income
Shares sold	54,794,604	48,235,128	$551,450,776	$490,877,077
Reinvestment of distributions .	5,717,994	5,225,284	57,458,478	52,973,919
Shares redeemed	(44,359,637)	(50,907,887)	(445,457,502)	(514,451,401)
Net increase (decrease)	16,152,961	2,552,525	$163,451,752	$29,399,595
Institutional Class
Shares sold	17,756	—	$177,000	$—
Reinvestment of distributions .	166	—	1,647	—
Net increase (decrease)	17,922	—	$178,647	$—

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

62

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (formerly Spartan Intermediate Municipal Income Fund) (a fund of Fidelity School Street Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Intermediate Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

63 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

64

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

65 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

66

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

67 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

68

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

69 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Annual Report

70

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

71 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Manage ment where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

72

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

73 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

74

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $7,911,038, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 13.18% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

75 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if permitted
by applicable law, to authorize fund
mergers without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative	3,439,966,260.55	79.178
Against	621,366,942.79	14.302
Abstain	139,208,868.34	3.204
Broker
Non Votes .	144,047,329.45	3.316
TOTAL	4,344,589,401.13	100.000

PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,173,404,574.63	96.060
Withheld	171,184,826.50	3.940
TOTAL	4,344,589,401.13	100.000
Albert R. Gamper, Jr.B
Affirmative	4,170,122,794.06	95.984
Withheld	174,466,607.07	4.016
TOTAL	4,344,589,401.13	100.000
Robert M. Gates
Affirmative	4,165,428,986.60	95.876
Withheld	179,160,414.53	4.124
TOTAL	4,344,589,401.13	100.000
George H. Heilmeier
Affirmative	4,164,278,134.21	95.850
Withheld	180,311,266.92	4.150
TOTAL	4,344,589,401.13	100.000
Abigail P. Johnson
Affirmative	4,146,143,630.16	95.432
Withheld	198,445,770.97	4.568
TOTAL	4,344,589,401.13	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	4,144,055,199.71	95.384
Withheld	200,534,201.42	4.616
TOTAL	4,344,589,401.13	100.000

Stephen P. Jonas
Affirmative	4,171,042,907.37	96.005
Withheld	173,546,493.76	3.995
TOTAL	4,344,589,401.13	100.000

Marie L. Knowles
Affirmative	4,170,603,081.87	95.995
Withheld	173,986,319.26	4.005
TOTAL	4,344,589,401.13	100.000

Ned C. Lautenbach
Affirmative	4,169,502,791.14	95.970
Withheld	175,086,609.99	4.030
TOTAL	4,344,589,401.13	100.000

Marvin L. Mann
Affirmative	4,160,413,057.12	95.761
Withheld	184,176,344.01	4.239
TOTAL	4,344,589,401.13	100.000

William O. McCoy
Affirmative	4,157,416,622.57	95.692
Withheld	187,172,778.56	4.308
TOTAL	4,344,589,401.13	100.000

Robert L. Reynolds
Affirmative	4,168,228,050.41	95.941
Withheld	176,361,350.72	4.059
TOTAL	4,344,589,401.13	100.000

Cornelia M. Small
Affirmative	4,169,710,009.66	95.975
Withheld	174,879,391.47	4.025
TOTAL	4,344,589,401.13	100.000

Annual Report 76

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	4,161,802,347.69	95.793
Withheld	182,787,053.44	4.207
TOTAL	4,344,589,401.13	100.000

Kenneth L. Wolfe
Affirmative	4,165,895,445.21	95.887
Withheld	178,693,955.92	4.113
TOTAL	4,344,589,401.13	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

77 Annual Report

Annual Report

78

79 Annual Report

Annual Report

80

81 Annual Report

Annual Report

82

83 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder
Servicing Agent
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ALIM-UANN-0206 1.820151.100

Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class

Annual Report December 31, 2005

Institutional Class is a class of Intermediate Municipal Income

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Summary	9	A summary of the fund’s investments.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	44	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	54	Notes to the financial statements.
Report of Independent	62
Registered Public
Accounting Firm
Trustees and Officers	63
Distributions	74
Proxy Voting Results	75

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Institutional ClassA	2.54%	5.19%	5.24%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Muni cipal Income Fund - Institutional Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class shares took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund beat the 1.62% return of the LipperSM Intermediate Municipal Debt Funds Average and the 2.19% return of the Lehman Brothers 1 17 Year Municipal Bond Index. (For specific performance information on the fund’s Institutional Class shares, please refer to the performance section of this report.) A key factor behind the fund’s outperformance of its benchmarks was yield curve positioning, which refers to how the fund’s assets were distributed across a range of maturities. The fund’s larger than index stake in longer term securities boosted returns because they performed best. I believe another contributor to the fund’s outperformance was its large stake relative to the Lipper peer group average in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain an overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance given that those securities were some of the market’s best performers.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Intermediate Municipal Income and for the entire period (October 31, 2005 to Decem ber 31, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Class A
Actual	$1,000.00	$1,011.20	$1.04B
HypotheticalA	$1,000.00	$1,022.13	$3.11C
Class T
Actual	$1,000.00	$1,011.00	$1.33B
HypotheticalA	$1,000.00	$1,021.27	$3.97C
Class B
Actual	$1,000.00	$1,009.90	$2.32B
HypotheticalA	$1,000.00	$1,018.35	$6.92C
Class C
Actual	$1,000.00	$1,009.80	$2.49B
HypotheticalA	$1,000.00	$1,017.85	$7.43C
Intermediate Municipal Income
Actual	$1,000.00	$1,006.30	$2.12B
HypotheticalA	$1,000.00	$1,023.09	$2.14C
Institutional Class
Actual	$1,000.00	$1,011.40	$.82B
HypotheticalA	$1,000.00	$1,022.79	$2.45C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Intermediate Municipal Income and multiplied by 62/365 (to reflect the period October 31, 2005 to December 31, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	61%
Class T	78%
Class B	1.36%
Class C	1.46%
Intermediate Municipal Income	42%
Institutional Class	48%

Annual Report

8

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	18.3	18.1
California	11.0	12.1
Illinois	10.3	11.0
New York	8.4	7.6
Washington	7.9	8.1
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	39.6	39.0
Electric Utilities	12.3	14.4
Transportation	11.6	11.0
Escrowed/Pre Refunded	9.7	8.0
Health Care	8.3	8.8
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	8.6	8.6

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	5.1	5.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments December 31, 2005

Showing Percentage of Net Assets

Municipal Bonds 97.6%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Pub. School & College Auth. Rev.
Series 1999 C, 5.625% 7/1/13	$4,200	$4,549
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,244
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA
Insured)	2,415	2,471
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,732
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,158
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,100
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,151
5.5% 1/1/22	1,100	1,187
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,075
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,645	1,765
		25,432

Alaska – 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8%
7/1/12 (AMBAC Insured) (d)	2,935	3,173
Arizona – 0.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (e)	1,060	1,176
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,159
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,601
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16
(AMBAC Insured)	1,585	1,719
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,166
		6,821

Arkansas – 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt.
Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	999
California – 11.0%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	$5,000	$5,481
5.25% 12/1/18 (FGIC Insured)	5,000	5,447
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,593
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (e)	1,800	2,036
Series A:
5.25% 5/1/11 (FSA Insured)	5,800	6,280
5.25% 5/1/12 (MBIA Insured)	4,000	4,365
5.5% 5/1/15 (AMBAC Insured)	2,600	2,879
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	5,700	6,526
California Econ. Recovery:
Series A, 5.25% 7/1/13 (MBIA Insured)	3,200	3,537
Series B, 5%, tender 7/1/07 (c)	4,000	4,094
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,884
5% 2/1/25	4,000	4,153
5.25% 2/1/11	4,000	4,296
5.25% 3/1/12	2,210	2,393
5.25% 2/1/15	5,000	5,435
5.25% 2/1/16	8,500	9,205
5.25% 2/1/28	3,400	3,605
5.25% 11/1/29	1,200	1,273
5.5% 3/1/11	8,500	9,237
5.5% 3/1/11 (FGIC Insured)	3,000	3,284
5.5% 4/1/13 (AMBAC Insured)	1,000	1,116
5.5% 4/1/30	1,500	1,638
5.5% 11/1/33	6,700	7,341
5.625% 5/1/20	1,700	1,845
5.75% 10/1/10	2,200	2,405
California Health Facilities Fing. Auth. Rev. (Catholic
Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,144
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0%
2/1/15 (MBIA Insured)	19,346	9,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC
Insured) (c)(d)	8,000	8,005

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 .	$5,600	$6,144
Series 2005 A, 5.25% 6/1/30	4,300	4,538
Series 2005 K, 5% 11/1/16	7,195	7,702
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,290
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,600	1,586
Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,945
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA
Insured)	2,290	2,523
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,941
0% 1/15/27 (a)	1,000	863
5% 1/15/16 (MBIA Insured)	1,000	1,059
5.75% 1/15/40	1,600	1,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,800
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,372
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC
Insured) (d)	2,450	2,510
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.) 5% 9/1/18 (AMBAC
Insured)	1,425	1,526
Los Angeles Dept. Arpts. Rev. Series A, 5.25% 5/15/19 (FGIC
Insured)	2,500	2,681
Los Angeles Reg’l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,727
5% 1/1/11 (FSA Insured) (d)	1,740	1,816
5% 1/1/12 (FSA Insured) (d)	1,835	1,920
5% 1/1/08 (FSA Insured) (d)	1,510	1,548
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,516
5.375% 7/1/18 (MBIA Insured)	2,100	2,314
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)	$3,085	$3,558
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (b)	1,180	1,230
Subseries C, 5% 9/1/12 (AMBAC Insured) (b)	2,140	2,267
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	2,000	2,231
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,526
5.25% 10/1/10	1,620	1,729
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,417
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,868
5.25% 1/15/30 (MBIA Insured)	1,400	1,450
Sulphur Springs Union School District Ctfs. of Prtn.
(2002 School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	1,000	978
		214,142

Colorado – 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12
(Escrowed to Maturity) (e)	5,000	3,861
Adams County School District #172 5.5% 2/1/16
(FGIC Insured)	2,575	2,822
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.)
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,072
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty
Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	2,885	1,329
Colorado Health Facilities Auth. Rev. Series 2001, 6.625%
11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,975
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,352
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,140
5.75% 12/15/22 (FGIC Insured)	1,000	1,139

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$3,200	$3,529
Series B, 0% 9/1/15 (MBIA Insured)	1,400	925
		23,144

District Of Columbia – 1.0%
District of Columbia Ctfs. of Prtn. (District’s Pub. Safety and
Emergency Preparedness Communications Ctr. and Related
Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC
Insured)	1,930	2,143
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/10 (MBIA Insured)	3,000	3,159
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,426
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,069
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.)
Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,410
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series
1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,657
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,922
		19,404

Florida – 3.3%
Alachua County Health Facilities Auth. Health Facilities Rev.
(Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09
(Escrowed to Maturity) (e)	720	760
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16
(MBIA Insured)	1,385	1,482
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA
Insured)	2,105	2,252
Florida Correctional Privatization Communications Ctfs. of Prtn.
Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,877
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,708
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,003
Series B, 5% 11/15/17	1,200	1,258
3.95%, tender 9/1/12 (c)	7,550	7,515
5%, tender 11/16/09 (c)	5,000	5,214
5.25% 11/15/11	3,735	3,894
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa
Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	17,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap.
Impt. Projs.) Series 2002, 5.5% 1/1/16
(MBIA Insured)	$1,495	$1,628
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender
5/1/11 (MBIA Insured) (c)	1,400	1,491
Orange County School Board Ctfs. of Prtn. Series A, 0%
8/1/13 (MBIA Insured)	2,365	1,730
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25%
8/1/14 (FSA Insured)	3,535	3,820
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.
6% 4/1/10 (AMBAC Insured) (d)	2,000	2,158
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17
(FSA Insured)	1,410	1,502
Seminole County School Board Ctfs. of Prtn. Series A, 5%
7/1/12 (MBIA Insured)	1,520	1,637
Volusia County School Board Ctfs. of Prtn. (School Board of
Volusia County Master Lease Prog.) 5% 8/1/08 (FSA
Insured)	1,700	1,766
		63,693

Georgia – 1.6%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,707
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,282
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,289
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,815
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia
Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (c)(d) .	1,000	1,000
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series
2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (e) .	1,500	1,675
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt.
Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @
101) (e)	1,440	1,578
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,016
5% 1/1/10 (FSA Insured)	3,370	3,553
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,216
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,856

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Georgia Muni. Elec. Auth. Pwr. Rev.: – continued
Series 2005 V:
6.6% 1/1/18 (e)	$35	$42
6.6% 1/1/18 (MBIA Insured)	1,550	1,863
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.)
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	787
		30,679

Hawaii – 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC
Insured) (d)	3,700	4,308
Illinois – 10.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,385
5.5% 12/1/23 (MBIA Insured)	1,000	1,110
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	753
Series A, 0% 12/1/16 (FGIC Insured)	1,000	623
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,670
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,070
5.25% 1/1/33 (MBIA Insured)	3,000	3,139
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,338
5.25% 1/1/11 (FSA Insured)	2,070	2,228
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,285
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,111
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,064
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,828
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,706
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,174
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,436
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,221
6.25% 1/1/08 (Pre Refunded to 1/1/07 @ 102) (d)(e)	1,005	1,052
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,626
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,589
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,901

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$2,200	$2,416
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,615
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A,
4.25% 6/1/08 (AMBAC Insured)	3,545	3,559
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75%
1/1/07 (FGIC Insured)	5,000	5,262
Cook County Cmnty. Consolidated School District #21,
Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,819
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,232
Cook County Cmnty. Unit School District #401 Elmwood Park
0% 12/1/10 (FSA Insured)	3,275	2,719
Cook County High School District #201 J. Sterling Mortan Tpk.
0% 12/1/11 (FGIC Insured)	4,275	3,397
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,480
0% 11/1/17	2,700	1,608
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.)
3.85%, tender 5/1/08 (c)(d)	2,200	2,191
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,143
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC
Insured)	1,800	1,016
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C,
5.625% 10/1/15	1,505	1,651
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,550
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,596
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @
101) (e)	2,490	2,717
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,561
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke
Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC
Insured) (c)	1,400	1,423
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,038
5% 10/1/10	1,235	1,290
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,975

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$1,000	$1,085
5.375% 7/1/15 (MBIA Insured)	1,300	1,418
5.5% 8/1/10	1,400	1,515
5.5% 4/1/16 (FSA Insured)	1,000	1,098
5.5% 2/1/18 (FGIC Insured)	1,000	1,090
5.5% 8/1/19 (MBIA Insured)	1,250	1,369
5.5% 4/1/17 (MBIA Insured)	2,600	2,784
5.6% 4/1/21 (MBIA Insured)	2,800	2,998
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,069
7% 5/15/22	5,000	5,518
(Decatur Memorial Hosp. Proj.) Series 2001,
5.6% 10/1/16	2,600	2,776
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded
to 11/15/10 @ 101) (e)	2,755	3,179
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,490
6% 6/15/20	1,600	1,754
Kane & DeKalb Counties Cmnty. Unit School District #302
5.8% 2/1/22 (FGIC Insured)	1,500	1,697
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @
100) (e)	2,580	2,886
Kane, McHenry, Cook & DeKalb Counties Cmnty.
Unit School District #300, Carpentersville 0% 12/1/18
(AMBAC Insured)	4,555	2,575
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,710
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,028
0% 12/1/14 (FSA Insured)	5,180	3,559
0% 12/1/15 (FSA Insured)	3,810	2,495
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,018
0% 12/1/10 (FSA Insured)	3,380	2,806
Lake County Warren Township High School District #121,
Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$7,100	$7,833
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,315
0% 6/15/16 (FGIC Insured)	2,050	1,307
0% 6/15/17 (FGIC Insured)	3,240	1,967
0% 6/15/20 (FGIC Insured)	1,350	712
0% 6/15/34 (MBIA Insured)	1,000	257
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,916
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus
Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,078
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5%
8/15/11 (AMBAC Insured)	1,300	1,387
Will County Cmnty. Unit School District #365, Valley View 0%
11/1/17 (FSA Insured)	1,300	774
Will County Forest Preservation District Series B, 0% 12/1/14
(FGIC Insured)	1,000	687
		199,506

Indiana – 4.9%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,235
5.5% 7/15/22 (FSA Insured)	2,210	2,431
5.5% 7/15/23 (FSA Insured)	1,000	1,098
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18
(FSA Insured)	1,475	1,572
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15
(FSA Insured)	1,805	1,936
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,315
5% 7/10/16 (FSA Insured)	1,180	1,260
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21
(FSA Insured)	1,405	1,512
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,770
5% 7/15/17 (MBIA Insured)	1,720	1,847
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty.
School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,001

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	$1,030	$1,098
5% 1/15/12 (MBIA Insured)	1,295	1,390
Franklin Township Independent School Bldg. Corp., Marion
County 5% 7/15/15 (MBIA Insured)	1,700	1,843
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,253
5.5% 7/15/12 (FSA Insured)	1,280	1,413
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,893
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	1,254
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr.
Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (c)	6,900	7,037
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	875
0% 6/1/18 (AMBAC Insured)	1,740	1,008
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,826
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt.
Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,659
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,731
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc.
Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5%
10/1/16 (MBIA Insured)	5,000	5,440
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured) .	1,640	1,742
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC
Insured)	1,090	1,196
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured) .	2,210	2,358
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap.
Assurance, Inc. Insured)	1,050	1,116
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14
(FSA Insured)	2,075	2,265
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,430
Plainfield Cmnty. High School Bldg. Corp. 5% 1/15/30
(FGIC Insured)	2,000	2,083
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Portage Township Multi-School Bldg. Corp.: – continued
5.25% 7/15/27 (MBIA Insured)	$1,310	$1,403
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,057
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20
(FSA Insured)	2,550	2,842
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,818
5% 7/15/17 (FGIC Insured)	2,000	2,114
Wawasee Cmnty. School Corp. New Elementary and
Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,578
Westfield Washington Multi-School Bldg. Corp. Series A, 5%
1/15/12 (FSA Insured)	1,005	1,078
		95,089

Iowa 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,241
Kansas 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.)
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,844
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,340
5.25% 12/1/11 (MBIA Insured)	1,805	1,891
Series II, 5.5% 11/1/19	1,000	1,100
5.5% 11/1/20	1,000	1,101
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23
(XL Cap. Assurance, Inc. Insured)	1,430	1,664
		10,940

Kentucky 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10
(MBIA Insured) (d)	1,645	1,722
Kentucky Asset/Liability Commission Rev. (Univ. of Kentucky
Gen. Receipts Proj.) 5% 10/1/16 (FGIC Insured)	1,250	1,359
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys. Rev.
Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,443
		5,524

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$1,070	$1,175
5.25% 3/1/16 (FSA Insured)	1,290	1,420
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5%
2/1/12 (AMBAC Insured)	1,000	1,068
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,012
		4,675

Maine – 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-
Refunded to 7/1/10 @ 101) (e)	2,710	2,994
Massachusetts 4.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	283
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.):
6.375% 8/1/14	1,315	1,455
6.375% 8/1/15	2,460	2,708
6.375% 8/1/16	2,570	2,841
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,200
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,371
5.75% 6/15/13	3,000	3,275
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,350
Series 2005 C, 5.25% 9/1/23	6,300	6,836
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (e)	2,000	2,168
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,940
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,456
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,488
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,064
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,060
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,254
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A:
5% 8/15/25 (FSA Insured)	10,000	10,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A: – continued
5% 8/15/30 (FSA Insured)	$10,000	$10,498
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55%
1/1/17 (MBIA Insured)	5,675	5,986
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	6,066
5.25% 8/1/14 (MBIA Insured)	5,000	5,522
		90,409

Michigan – 3.3%
Clarkston Cmnty. Schools:
5.25% 5/1/29	1,400	1,497
5.375% 5/1/22	1,000	1,098
Detroit City School District Series A, 5.5% 5/1/11 (FSA
Insured)	3,355	3,680
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,150
5% 9/30/12 (MBIA Insured)	1,500	1,623
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,834
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,494
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08
(MBIA Insured) (c)	10,000	10,475
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33
(FGIC Insured)	190	200
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,545
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31)	7,800	2,925
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (e)	1,000	1,095
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,201
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,066
5.5% 3/1/17	1,885	2,009
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,241

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed
to Maturity) (e)	$1,195	$1,227
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,065
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co.
Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,588
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity
Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,115
Troy School District 5% 5/1/12 (MBIA Insured) (b)	1,075	1,139
		63,267

Minnesota 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,314
5.625% 12/1/22	575	617
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,569
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.)
Series A, 5.5% 11/15/27	5,910	6,220
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus
Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,204

Mississippi – 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,787
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45%
3/1/10 (d)	3,800	3,988
		5,775

Missouri – 0.7%
Kansas City School District Bldg. Corp. Rev. Series A, 5%
2/1/08 (FGIC Insured)	1,905	1,970
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17
(Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,112
5% 9/1/16 (FSA Insured)	2,030	2,176
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of
Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,151

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont.
& Drinking Wtr. Rev. (State Revolving Fund Prog.) Series
2003 A, 5.125% 1/1/20	$2,315	$2,472
Missouri Highways & Trans. Commission State Road Rev.
Series 2001 A, 5.625% 2/1/13	2,370	2,591
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg.
Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,138
		13,610

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)	2,900	3,010
Nevada 0.8%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,595
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,167
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)	1,500	1,595
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA
Insured) (d)	5,735	5,855
Clark County School District Series C, 5.375% 6/15/15
(Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,098
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	2,300	2,481
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16
(FSA Insured)	4,140	2,631
		16,422

New Hampshire – 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded
to 6/1/13 @ 100) (e)	1,150	1,285
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(d)	2,400	2,373
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC
Insured) (b)	1,690	1,707
		5,365

New Jersey – 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	2,006
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,277

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$2,000	$2,099
5.25% 3/1/15	3,000	3,283
5.25% 3/1/23	1,500	1,606
5.25% 3/1/26	2,000	2,130
Series O, 5.25% 3/1/21 (MBIA Insured)	1,200	1,304
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender
1/1/10 (AMBAC Insured) (c)	3,050	3,008
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	4,500	4,729
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,842
5.25% 12/15/11 (FGIC Insured)	4,900	5,315
5.25% 12/15/12 (FGIC Insured)	5,200	5,680
5.25% 12/15/16 (MBIA Insured)	5,000	5,496
5.25% 12/15/17 (FGIC Insured)	4,000	4,379
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	4,865	5,046
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.)
5.5% 5/1/28 (FGIC Insured)	2,000	2,212
		54,412

New Mexico – 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,460
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95%
3/1/09 (d)	2,000	2,068
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr.
Series IV A1, 7.05% 3/1/10 (d)	2,075	2,109
		5,637

New York – 8.4%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City
School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,306
5.75% 5/1/17 (FSA Insured)	2,895	3,292
5.75% 5/1/19 (FSA Insured)	5,590	6,344
5.75% 5/1/22 (FSA Insured)	10,765	12,142
5.75% 5/1/25 (FSA Insured)	1,715	1,935
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,725
5% 6/1/11	1,075	1,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	$1,000	$1,078
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,501
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,142
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,498
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,753
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,096
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,863
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75%
7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	325
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	850	901
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,035	2,281
Series 2002 C, 5.5% 8/1/13	2,000	2,190
Series 2003 I, 5.75% 3/1/16	2,100	2,324
Series 2005 G, 5% 8/1/14	2,100	2,246
Series 2005 J:
5% 3/1/12	3,020	3,214
5% 3/1/20	9,000	9,451
Series 2005 K, 5% 8/1/11	6,000	6,365
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series C:
5.75% 3/15/27 (FSA Insured)	465	512
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	1,035	1,163
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Series J:
5.875% 2/15/19	10	10
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (e)	85	87
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,918
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One
Group Assoc. Proj.) 5% 1/1/07 (d)	1,810	1,830
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @
101) (e)	7,600	7,759

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev. Series A, 5.75%
2/15/16	$30	$33
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,739
Series C, 7.5% 7/1/10	5,085	5,539
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	1,400	1,478
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12
(FGIC Insured)	9,000	9,644
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
Series 2003 A, 5% 3/15/09	3,000	3,140
5.75% 7/1/13 (AMBAC Insured)	1,100	1,213
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,136
4.875% 6/15/20	2,200	2,267
5% 6/15/15	775	810
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	5,000	5,436
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	765	832
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,942
Series A1:
5% 6/1/11	10,000	10,072
5.25% 6/1/21 (AMBAC Insured)	2,200	2,360
5.25% 6/1/22 (AMBAC Insured)	3,450	3,692
5.5% 6/1/15	8,000	8,584
Series C1:
5.5% 6/1/14	2,700	2,865
5.5% 6/1/20	800	875
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A,
5.125% 1/1/22	2,000	2,118
		163,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	$7,620	$7,972
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,258
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK
Int’l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13
(MBIA Insured) (d)	4,100	4,610
		13,840

North Carolina – 2.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,720
5.25% 6/1/20 (AMBAC Insured)	1,520	1,641
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.)
Series B, 5.25% 6/1/17	1,400	1,526
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,142
Series A:
5.5% 1/1/11	1,565	1,678
5.75% 1/1/26	1,000	1,056
Series B:
5.875% 1/1/21 (Pre-Refunded to 1/1/07 @ 102) (e)	5,800	6,059
6% 1/1/06	5,250	5,250
6.125% 1/1/09	2,120	2,257
Series C:
5.25% 1/1/10	2,630	2,770
5.5% 1/1/07	500	509
5.5% 1/1/07 (MBIA Insured)	2,340	2,391
Series D:
5.375% 1/1/10	3,315	3,507
6% 1/1/09	3,240	3,339
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North
Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17 .	2,500	2,666
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Series 1992, 7.25% 1/1/07	1,300	1,348
		39,859

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Dakota 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15
(AMBAC Insured)	$3,685	$4,053
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07
(FGIC Insured)	1,140	1,169
		5,222

Ohio – 0.7%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to
5/1/11 @ 101) (e)	2,000	2,210
Indian Hill Exempt Village School District Hamilton County
5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,169
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc.
Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,000	3,292
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%, tender
1/1/06 (c)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	1,350	1,326
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co.
Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,700	1,693
Olentangy Local School District 5.5% 12/1/15 (FSA Insured) .	1,000	1,101
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B, 6.375% 11/15/22	1,500	1,632
		13,423

Oklahoma – 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11
(Escrowed to Maturity) (e)	1,000	792
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19
(XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11
(AMBAC Insured)	3,350	3,793
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10
(Escrowed to Maturity) (e)	3,700	3,850
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,421
5.5% 10/1/20 (FGIC Insured)	1,550	1,727
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A,
5.75% 10/1/25 (MBIA Insured)	4,000	4,341
		18,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oregon – 0.4%
Clackamas County School District #62C, Oregon City Series
2004, 5% 6/15/18 (FSA Insured)	$1,800	$1,923
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20
(Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,083
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5%
5/1/09 (FSA Insured)	1,320	1,386
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,665
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,136
		8,193

Pennsylvania – 2.3%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,043
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys.
Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,372
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,443
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	1,400	1,528
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylva-
nia-American Wtr. Co. Proj.) 3.6%, tender 12/1/09
(AMBAC Insured) (c)(d)	5,665	5,624
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.
Proj.) 5.75% 12/15/13	1,165	1,218
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22
(AMBAC Insured)	3,930	4,705
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,387
6.5% 11/1/16 (d)	1,100	1,206
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d) .	1,200	1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5%
8/15/16 (AMBAC Insured)	1,400	1,500
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,394
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625%
6/1/12 (FGIC Insured)	2,500	2,770

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th
Series, 5.25% 8/1/16 (FSA Insured)	$2,355	$2,539
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12
(XL Cap. Assurance, Inc. Insured)	1,000	1,075
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11
(FSA Insured)	3,360	3,643
Philadelphia School District Series B, 5% 4/1/11
(AMBAC Insured)	2,100	2,245
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (b)	1,670	1,741
West Allegheny School District Series B, 5.25% 2/1/13
(FGIC Insured)	1,345	1,478
		44,396

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07
(MBIA Insured) (c)	1,000	1,005
South Carolina – 1.4%
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A, 5.25% 8/15/11	1,765	1,871
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge
Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,492
Greenville County Pub. Facilities Corp. Certificate of Prtn.
(Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC
Insured)	1,565	1,681
Lexington One School Facilities Corp. Rev. (Lexington County
School District No. 1 Proj.) 5% 12/1/10	680	714
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev.
(Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15
(Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,444
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	1,800	1,949
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,462
5.5% 1/1/16 (FGIC Insured)	2,705	3,063
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,216
5% 6/1/17 (MBIA Insured)	2,035	2,202
		27,272

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Dakota 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	$2,000	$2,183
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,305
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,557
		7,045

Tennessee – 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,360
6.25% 1/1/13 (MBIA Insured)	1,700	1,954
7.25% 1/1/10 (MBIA Insured)	8,000	9,076
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,861
5% 9/1/11 (MBIA Insured)	1,835	1,955
5% 9/1/13 (MBIA Insured)	2,010	2,159
Metropolitan Govt. Nashville & Davidson County
Health & Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A, 6% 11/15/30 (AMBAC Insured)
(Pre-Refunded to 11/15/09 @ 101) (e)	600	661
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev.
(Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,100	1,162
		20,188

Texas 18.3%
Abilene Independent School District 5% 2/15/17	1,090	1,166
Alief Independent School District Series 2004 B, 5% 2/15/09	2,000	2,094
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,104
Arlington Independent School District 0% 2/15/07	1,570	1,511
Austin Independent School District:
5.25% 8/1/11 (b)	3,515	3,748
5.7% 8/1/11	1,070	1,085
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,328
0% 11/15/12 (AMBAC Insured)	2,000	1,522
0% 5/15/17 (FGIC Insured)	1,900	1,160
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10
(MBIA Insured) (b)	1,735	1,816

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	$1,365	$1,487
5.375% 5/1/16 (FSA Insured)	1,425	1,547
5.375% 5/1/17 (FSA Insured)	1,490	1,614
Birdville Independent School District:
0% 2/15/12	4,150	3,256
5% 2/15/10	1,200	1,271
Boerne Independent School District 5.25% 2/1/35	1,300	1,371
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,211
Brownsville Independent School District 5% 8/15/16	3,065	3,290
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,642
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,200
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (e)	195	184
Clint Independent School District 5.5% 8/15/18	1,000	1,097
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,577
5% 3/1/10 (AMBAC Insured)	1,565	1,656
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,322
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,353
5.75% 2/15/17	1,500	1,655
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,413
Dallas Independent School District Series 2005, 5.25%
8/15/11	2,000	2,162
Del Valle Independent School District:
5% 2/1/15	2,015	2,166
5% 2/1/16	2,195	2,350
5.5% 2/1/10	1,275	1,374
5.5% 2/1/11	1,350	1,472
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,287
5% 7/15/14 (FSA Insured)	3,570	3,826
El Paso Independent School District 5% 8/15/15	2,160	2,338
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,311
Fort Worth Independent School District 5% 2/15/12	1,500	1,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11
(FSA Insured)	$2,000	$2,135
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,480
5% 2/15/10	1,000	1,059
5.5% 2/15/12	2,180	2,343
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,257
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,504
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,942
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,796
0% 10/1/16 (MBIA Insured)	6,180	3,893
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke’s
Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (e)	2,500	2,752
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (e)	2,680	2,951
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,095
5.5% 3/1/18 (FGIC Insured)	1,140	1,241
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11
(FSA Insured) (d)	3,300	3,384
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,166
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	264
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,032
0% 8/15/10 (AMBAC Insured)	2,200	1,850
0% 8/15/15	2,000	1,328
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,166
0% 12/1/11 (AMBAC Insured)	8,250	6,579
Humble Independent School District:
0% 2/15/10	2,320	1,991
0% 2/15/16	1,250	812
0% 2/15/17	1,400	865

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Katy Independent School District Series A, 0% 2/15/07	$2,550	$2,454
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	612
Series A, 0% 8/15/12	1,590	1,220
Klein Independent School District Series A:
5% 8/1/13	1,455	1,568
5% 8/1/14	5,110	5,520
La Joya Independent School District 5.75% 2/15/17 (Pre-Re-
funded to 2/15/10 @ 100) (e)	2,200	2,393
Lamar Consolidated Independent School District:
5.25% 2/15/14	305	316
5.25% 2/15/14 (Pre-Refunded to 2/15/08 @ 100) (e)	3,445	3,579
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,343
5.25% 2/15/13 (FGIC Insured)	1,335	1,338
Lewisville Independent School District 0% 8/15/08	5,000	4,481
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to
Maturity) (e)	615	552
Lower Colorado River Auth. Transmission Contract Rev. (LCRA
Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21
(AMBAC Insured)	2,405	2,605
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,714
5.5% 2/15/14	2,280	2,477
5.5% 2/15/15	2,270	2,490
5.5% 2/15/16	3,450	3,783
5.5% 2/15/18	1,000	1,080
5.5% 2/15/19	2,530	2,729
McLennan County Jr. College District 5% 8/15/17 (FSA
Insured)	1,235	1,317
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase
Bank) (c)	2,700	2,700
5.375% 8/15/11	430	450
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (e)	1,070	1,124
Midway Independent School District 0% 8/15/19	1,400	758
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	571
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,864
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,098

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	$1,000	$1,065
5.5% 8/15/26 (FGIC Insured)	1,225	1,347
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,231
North Central Health Facilities Dev. Corp. Rev. Series 1997 B,
5.75% 2/15/15 (MBIA Insured)	2,520	2,862
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,195
5.5% 2/15/13	1,090	1,186
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,331
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	578
Pearland Independent School District Series A, 5.875%
2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,108
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,096
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	548
5.75% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	2,000	2,193
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.)
5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,322
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,129
5.375% 2/15/18	1,370	1,481
5.625% 2/15/11	3,865	4,239
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,128
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,656
0% 2/15/07	7,645	7,358
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,100
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,155
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (c)	7,300	7,302
5.375% 2/1/17	3,495	3,775
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,730
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,516
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,906
5.25% 2/1/14 (MBIA Insured)	1,835	2,021
See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to
11/15/09 @ 100) (e)	$1,000	$1,088
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,278
5.625% 8/1/26	1,000	1,116
Snyder Independent School District 5.25% 2/15/26
(AMBAC Insured)	1,350	1,450
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.
Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,220
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,915
5.375% 2/1/18	1,400	1,503
Spring Independent School District 0% 2/15/07	5,900	5,679
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375%
11/15/20	1,250	1,292
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,232
5.375% 8/1/10 (d)	1,900	2,023
5% 8/1/09 (d)	5,000	5,042
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,392
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Projs.) Series A, 5%
2/1/10 (AMBAC Insured)	1,000	1,058
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14
(MBIA Insured)	1,300	1,412
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,152
5% 3/15/16 (FSA Insured)	4,565	4,899
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38
(AMBAC Insured)	10,110	11,147
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,145
6.5% 1/1/07 (FGIC Insured)	5,090	5,249
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,806
Series B, 5.625% 7/15/21	2,010	2,157
Travis County Health Facilities Dev. Corp. Rev. (Ascension
Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded
to 11/15/09 @ 101) (e)	4,000	4,432
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5%
2/1/19 (Pre-Refunded to 2/1/13 @ 100) (e)	1,000	1,111

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances
Hosp. Reg’l. Health Care Ctr. Proj.) 5.25% 7/1/10	$4,080	$4,196
Waxahachie Independent School District:
0% 8/15/14	1,460	1,019
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,076
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,566
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,288
White Settlement Independent School District 5.75% 8/15/34	1,250	1,374
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,544
Ysleta Independent School District 0% 8/15/11	1,100	883
		355,955

Utah 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75%
7/1/16 (MBIA Insured)	370	389
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5%
5/15/12 (AMBAC Insured)	5,000	5,462
Salt Lake County Wtr. Conservancy District Rev. Series A, 0%
10/1/06 (AMBAC Insured)	3,500	3,417
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10
(AMBAC Insured)	2,740	2,912
		12,180

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen
Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,111
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,317
		4,428

Virginia – 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,000	1,000
Arlington County Indl. Dev. Auth. Resource Recovery Rev.
(Alexandria/Arlington Waste Proj.) Series B, 5.375%
1/1/11 (FSA Insured) (d)	2,750	2,908

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	$1,380	$1,401
5.85% 5/1/08 (d)	1,370	1,398
		6,707

Washington 7.9%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,676
0% 6/1/24 (MBIA Insured)	1,505	621
0% 6/1/29 (MBIA Insured)	5,600	1,775
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	1,300	1,418
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,738
5.25% 1/1/11 (FSA Insured)	1,715	1,848
5% 1/1/09 (MBIA Insured)	1,265	1,324
5% 1/1/10 (MBIA Insured)	2,000	2,115
Clark County School District #114, Evergreen 5.375%
12/1/14 (FSA Insured)	2,000	2,191
Clark County School District #37, Vancouver Series C, 0%
12/1/19 (FGIC Insured)	3,000	1,605
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	495
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17
(MBIA Insured)	4,000	4,512
Franklin County Pub. Util. District #1 Elec. Rev. 5.625%
9/1/21 (MBIA Insured)	2,000	2,187
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,300
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,070
King County School District #414, Lake Washington 5.25%
12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,080
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,936
5.5% 1/1/17 (FSA Insured)	2,565	2,799
5.5% 1/1/18 (FSA Insured)	3,010	3,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	$6,225	$6,454
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,271
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,919
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured) .	1,000	1,078
Snohomish County Pub. Hosp. District #2
(Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,739
4.5% 12/1/09 (FGIC Insured)	855	886
Snohomish County School District #4, Lake Stevens 5.125%
12/1/17 (FGIC Insured)	2,000	2,167
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,140
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21
(Pre-Refunded to 1/1/11 @ 101) (e)	3,800	4,200
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,098
0% 12/1/12 (FGIC Insured)	6,830	5,192
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12
(MBIA Insured)	2,025	1,557
Series 2001 C, 5.25% 1/1/16	3,000	3,219
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,334
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,875
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5%
10/1/13 (MBIA Insured)	3,065	3,321
(Swedish Health Svcs. Proj.) 5.5% 11/15/12
(AMBAC Insured)	3,000	3,192
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.
Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,912
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5% 7/1/12 (FSA Insured)	3,500	3,687
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,385
0% 7/1/10	18,250	15,372
0% 7/1/12 (MBIA Insured)	4,000	3,058
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,707

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	$2,245	$2,437
5% 12/1/14 (FSA Insured)	3,245	3,529
		152,751

West Virginia – 0.0%
Kanawha/Putnam County, Huntington/Charlestown City
Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	687
Wisconsin – 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,285	2,406
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,583
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to
4/1/10 @ 100) (e)	1,000	1,092
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,073
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	2,500	2,674
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @
100) (e)	1,000	1,089
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,910
5.75% 8/15/12	1,760	1,933
6% 8/15/16	1,000	1,101
6.25% 8/15/22	1,600	1,755
		16,681

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,856,480)		1,895,417

NET OTHER ASSETS – 2.4%		46,689
NET ASSETS 100%		$1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 305

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	39.6%
Electric Utilities	12.3%
Transportation	11.6%
Escrowed/Pre Refunded	9.7%
Health Care	8.3%
Others* (individually less than 5%)	18.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,856,480)		$1,895,417
Cash		39,725
Receivable for fund shares sold		3,345
Interest receivable		25,605
Prepaid expenses		9
Other receivables		169
Total assets		1,964,270

Liabilities
Payable for investments purchased on a delayed delivery
basis	$16,334
Payable for fund shares redeemed	3,186
Distributions payable	1,873
Accrued management fee	510
Other affiliated payables	170
Other payables and accrued expenses	91
Total liabilities		22,164

Net Assets		$1,942,106
Net Assets consist of:
Paid in capital		$1,902,208
Undistributed net investment income		308
Accumulated undistributed net realized gain (loss) on
investments		653
Net unrealized appreciation (depreciation) on
investments		38,937
Net Assets		$1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($101.1 ÷ 10.142 shares)	$9.97
Maximum offering price per share (100/95.25 of $9.97) .	$10.47
Class T:
Net Asset Value and redemption price per share
($411 ÷ 41.229 shares)	$9.97
Maximum offering price per share (100/96.50 of $9.97) .	$10.33
Class B:
Net Asset Value and offering price per share
($101 ÷ 10.129 shares)A	$9.97
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,941,213 ÷ 194,762.461 shares)	$9.97
Class C:
Net Asset Value and offering price per share
($101 ÷ 10.128 shares)A	$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($178.7 ÷ 17.921 shares)	$9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$78,437
Income from affiliated Central Funds		305
Total income		78,742

Expenses
Management fee	$5,813
Transfer agent fees	1,569
Accounting fees and expenses	332
Independent trustees’ compensation	8
Custodian fees and expenses	30
Registration fees	162
Audit	60
Legal	13
Miscellaneous	44
Total expenses before reductions	8,031
Expense reductions	(1,199)	6,832

Net investment income		71,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,868
Futures contracts	105
Swap agreements	(133)
Total net realized gain (loss)		8,840
Change in net unrealized appreciation (depreciation) on:
Investment securities	(34,420)
Futures contracts	(176)
Total change in net unrealized appreciation
(depreciation)		(34,596)
Net gain (loss)		(25,756)
Net increase (decrease) in net assets resulting from
operations		$46,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$71,910	$69,882
Net realized gain (loss)	8,840	8,345
Change in net unrealized appreciation (depreciation) .	(34,596)	(16,385)
Net increase (decrease) in net assets resulting
from operations	46,154	61,842
Distributions to shareholders from net investment income .	(71,790)	(69,814)
Distributions to shareholders from net realized gain	(9,634)	(6,735)
Total distributions	(81,424)	(76,549)
Share transactions - net increase (decrease)	164,345	29,399
Redemption fees	16	36
Total increase (decrease) in net assets	129,091	14,728

Net Assets
Beginning of period	1,813,015	1,798,287
End of period (including undistributed net investment
income of $308 and undistributed net investment
income of $297, respectively)	$1,942,106	$1,813,015

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Financial Highlights Class A

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	060
Net realized and unrealized gain (loss)	051
Total from investment operations	111
Distributions from net investment income	(.061)
Distributions from net realized gain	(.040)
Total distributions	(.101)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.12%
Ratios to Average Net AssetsH
Expenses before reductions	61%A
Expenses net of fee waivers, if any	61%A
Expenses net of all reductions	60%A
Net investment income	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Financial Highlights Class T

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	050
Net realized and unrealized gain (loss)	059
Total from investment operations	109
Distributions from net investment income	(.059)
Distributions from net realized gain	(.040)
Total distributions	(.099)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	1.10%
Ratios to Average Net AssetsH
Expenses before reductions	78%A
Expenses net of fee waivers, if any	78%A
Expenses net of all reductions	76%A
Net investment income	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$411
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Financial Highlights Class B

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	047
Net realized and unrealized gain (loss)	051
Total from investment operations	098
Distributions from net investment income	(.048)
Distributions from net realized gain	(.040)
Total distributions	(.088)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	99%
Ratios to Average Net AssetsH
Expenses before reductions	1.37%A
Expenses net of fee waivers, if any	1.37%A
Expenses net of all reductions	1.35%A
Net investment income	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Financial Highlights Class C

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeE	046
Net realized and unrealized gain (loss)	051
Total from investment operations	097
Distributions from net investment income	(.047)
Distributions from net realized gain	(.040)
Total distributions	(.087)
Redemption fees added to paid in capitalE,F	—
Net asset value, end of period	$9.97
Total ReturnB,C,D	98%
Ratios to Average Net AssetsH
Expenses before reductions	1.47%A
Expenses net of fee waivers, if any	1.47%A
Expenses net of all reductions	1.45%A
Net investment income	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amount represents less than $.001 per share.
G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment incomeB	385	.395	.410	.427	.456D
Net realized and unrealized
gain (loss)	(.131)	(.022)	.120	.444	.073D
Total from investment operations	254	.373	.530	.871	.529
Distributions from net investment
income	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	(.050)	(.038)	(.140)	(.060)	—
Total distributions	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total ReturnA	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net AssetsC
Expenses before reductions	43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers,
if any	42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	36%	.42%	.43%	.42%	.39%
Net investment income	3.82%	3.89%	4.00%	4.24%	4.60%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	24%	26%	31%	31%	32%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Financial Highlights Institutional Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$9.96
Income from Investment Operations
Net investment incomeD	061
Net realized and unrealized gain (loss)	052
Total from investment operations	113
Distributions from net investment income	(.063)
Distributions from net realized gain	(.040)
Total distributions	(.103)
Redemption fees added to paid in capitalD,E	—
Net asset value, end of period	$9.97
Total ReturnB,C	1.14%
Ratios to Average Net AssetsG
Expenses before reductions	48%A
Expenses net of fee waivers, if any	48%A
Expenses net of all reductions	47%A
Net investment income	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$179
Portfolio turnover rate	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amount represents less than $.001 per share.
F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Inter mediate Municipal Income Fund to Fidelity Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class shares on October 31, 2005. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value

Annual Report

54

1. Significant Accounting Policies continued
Security Valuation continued

pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

55 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$46,617,091
Unrealized depreciation	(7,533,282)
Net unrealized appreciation (depreciation)	39,083,809
Undistributed ordinary income	5,089

Cost for federal income tax purposes	$1,856,333,485

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$71,790,352	$69,813,937
Ordinary Income	390,914	—
Long term Capital Gains	9,242,987	6,735,252
Total	$81,424,253	$76,549,189

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

56

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to cover initial margin requirements by depositing collateral with a futures commission merchant. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contracts. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $546,082,877 and $447,413,802, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund’s average net assets plus an income based fee of 5% of the fund’s gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

57 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$26	$26
Class T	0%	.25%	55	55
Class B	65%	.25%	154	111
Class C	75%	.25%	171	171
			$406	$363

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class T	$610

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Intermediate Municipal Income, to perform the transfer, dividend disburs ing, and shareholder servicing agent functions. Citibank has also entered into a

Annual Report 58

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A	$20	.12*
Class T	43	.19*
Class B	20	.12*
Class C	20	.12*
Intermediate Municipal Income	1,568,930.08
Institutional Class	35	.14*
	$1,569,068
* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income’s operating expenses. During the period, this reimbursement reduced the class’ expenses by $56,975.

59 Annual Report

Notes to Financial Statements continued

6. Expense Reductions - continued

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and ac counting expenses by $29,126 and $282,492, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Intermediate Municipal Income	$830,223

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005A	2004
From net investment income
Class A	$616	$—
Class T	768	—
Class B	487	—
Class C	470	—
Intermediate Municipal Income	71,787,077	69,813,937
Institutional Class	935	—
Total	$71,790,353	$69,813,937
From net realized gain
Class A	$403	$—
Class T	403	—
Class B	403	—
Class C	403	—
Intermediate Municipal Income	9,631,579	6,735,252
Institutional Class	712	—
Total	$9,633,903	$6,735,252

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

60

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Years ended December 31,			Years ended December 31,
	2005A	2004	2005	2004
Class A
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	102	—	1,019	—
Net increase (decrease)	10,142	—	$101,019	$—
Class T
Shares sold	41,122	—	$409,515	$—
Reinvestment of distributions .	107	—	1,069	—
Net increase (decrease)	41,229	—	$410,584	$—
Class B
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	89	—	889	—
Net increase (decrease)	10,129	—	$100,889	$—
Class C
Shares sold	10,040	—	$100,000	$—
Reinvestment of distributions .	88	—	873	—
Net increase (decrease)	10,128	—	$100,873	$—
Intermediate Municipal
Income
Shares sold	54,794,604	48,235,128	$551,450,776	$490,877,077
Reinvestment of distributions .	5,717,994	5,225,284	57,458,478	52,973,919
Shares redeemed	(44,359,637)	(50,907,887)	(445,457,502)	(514,451,401)
Net increase (decrease)	16,152,961	2,552,525	$163,451,752	$29,399,595
Institutional Class
Shares sold	17,756	—	$177,000	$—
Reinvestment of distributions .	166	—	1,647	—
Net increase (decrease)	17,922	—	$178,647	$—

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

61 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (formerly Spartan Intermediate Municipal Income Fund) (a fund of Fidelity School Street Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Intermediate Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

Annual Report

62

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

64

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

65 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

66

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

67 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

68

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

69 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

70

Name, Age; Principal Occupation Paul Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before join ing Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

71 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

72

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

73 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $7,911,038, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 13.18% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

74

Proxy Voting Results

A special meeting of the fund’s shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if permitted
by applicable law, to authorize fund
mergers without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative	3,439,966,260.55	79.178
Against	621,366,942.79	14.302
Abstain	139,208,868.34	3.204
Broker
Non Votes .	144,047,329.45	3.316
TOTAL	4,344,589,401.13	100.000

PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,173,404,574.63	96.060
Withheld	171,184,826.50	3.940
TOTAL	4,344,589,401.13	100.000
Albert R. Gamper, Jr.B
Affirmative	4,170,122,794.06	95.984
Withheld	174,466,607.07	4.016
TOTAL	4,344,589,401.13	100.000
Robert M. Gates
Affirmative	4,165,428,986.60	95.876
Withheld	179,160,414.53	4.124
TOTAL	4,344,589,401.13	100.000
George H. Heilmeier
Affirmative	4,164,278,134.21	95.850
Withheld	180,311,266.92	4.150
TOTAL	4,344,589,401.13	100.000
Abigail P. Johnson
Affirmative	4,146,143,630.16	95.432
Withheld	198,445,770.97	4.568
TOTAL	4,344,589,401.13	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	4,144,055,199.71	95.384
Withheld	200,534,201.42	4.616
TOTAL	4,344,589,401.13	100.000

Stephen P. Jonas
Affirmative	4,171,042,907.37	96.005
Withheld	173,546,493.76	3.995
TOTAL	4,344,589,401.13	100.000

Marie L. Knowles
Affirmative	4,170,603,081.87	95.995
Withheld	173,986,319.26	4.005
TOTAL	4,344,589,401.13	100.000

Ned C. Lautenbach
Affirmative	4,169,502,791.14	95.970
Withheld	175,086,609.99	4.030
TOTAL	4,344,589,401.13	100.000

Marvin L. Mann
Affirmative	4,160,413,057.12	95.761
Withheld	184,176,344.01	4.239
TOTAL	4,344,589,401.13	100.000

William O. McCoy
Affirmative	4,157,416,622.57	95.692
Withheld	187,172,778.56	4.308
TOTAL	4,344,589,401.13	100.000

Robert L. Reynolds
Affirmative	4,168,228,050.41	95.941
Withheld	176,361,350.72	4.059
TOTAL	4,344,589,401.13	100.000

Cornelia M. Small
Affirmative	4,169,710,009.66	95.975
Withheld	174,879,391.47	4.025
TOTAL	4,344,589,401.13	100.000

75 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	4,161,802,347.69	95.793
Withheld	182,787,053.44	4.207
TOTAL	4,344,589,401.13	100.000

Kenneth L. Wolfe
Affirmative	4,165,895,445.21	95.887
Withheld	178,693,955.92	4.113
TOTAL	4,344,589,401.13	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

76

77 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder
Servicing Agent
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ALIMI-UANN-0206 1.820143.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Intermediate Municipal Income Fund, Fidelity New Markets Income Fund and Fidelity Strategic Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Intermediate Municipal Income Fund	$50,000	$45,000
Fidelity New Markets Income Fund	$93,000	$83,000
Fidelity Strategic Income Fund	$60,000	$47,000
All funds in the Fidelity Group of Funds audited by PwC	$12,300,000	$10,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Intermediate Municipal Income Fund	$0	$0
Fidelity New Markets Income Fund	$0	$0
Fidelity Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Intermediate Municipal Income Fund	$2,500	$2,400
Fidelity New Markets Income Fund	$2,500	$2,400
Fidelity Strategic Income Fund	$3,400	$3,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Intermediate Municipal Income Fund	$3,000	$2,800
Fidelity New Markets Income Fund	$2,500	$2,000
Fidelity Strategic Income Fund	$4,500	$3,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$190,000	$490,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by PwC of $3,550,000A and $2,650,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$200,000	$500,000
Non-Covered Services	$3,350,000	$2,150,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 24, 2006